Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	UCI HOLDINGS LTD
Entity Central Index Key	0001513050
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	0

Consolidated Balance Sheets (Successor, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 78,917	$ 67,697
Accounts receivable, net	227,542	256,679
Related party receivables	19,872	10,760
Inventories	175,291	158,063
Deferred tax assets	28,877	37,894
Other current assets	27,105	15,375
Total current assets	557,604	546,468
Property, plant and equipment, net	160,174	153,044
Goodwill	309,102	308,821
Other intangible assets, net	399,585	423,687
Deferred financing costs, net	17,483	20,176
Other long-term assets	3,732	1,822
Total assets	1,447,680	1,454,018
Current liabilities
Accounts payable	132,803	122,932
Short-term borrowings		3,169
Current maturities of long-term debt	3,177	3,373
Related party payables	734	1,249
Accrued expenses and other current liabilities	115,453	130,980
Total current liabilities	252,167	261,703
Long-term debt, less current maturities	690,748	693,485
Pension and other postretirement liabilities	120,093	118,040
Deferred tax liabilities	110,965	112,714
Other long-term liabilities	2,546	2,425
Total liabilities	1,176,519	1,188,367
Contingencies - Note 14
Shareholder's equity
Common stock	320,038	320,000
Retained deficit	(5,243)	(19,870)
Accumulated other comprehensive loss	(43,634)	(34,479)
Total shareholder's equity	271,161	265,651
Total liabilities and shareholder's equity	$ 1,447,680	$ 1,454,018

Consolidated Statements of Comprehensive Income (loss) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jan. 25, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor
Net sales	$ 78,842	$ 944,983		$ 984,497	$ 910,179
Cost of sales	60,296	708,581		745,995	710,360
Gross profit	18,546	236,402		238,502	199,819
Operating expenses
Selling and warehousing	(5,167)	(60,550)		(67,413)	(66,212)
General and administrative	(3,577)	(43,005)		(58,662)	(41,612)
Amortization of acquired intangible assets	(405)	(5,219)		(22,165)	(20,378)
Merger and acquisition costs (Note 2)	(5,170)		(1,259)		(11,331)
Restructuring costs, net (Note 3)		(1,655)		(5,877)	(1,275)
Stock-based compensation expense (Note 17)	(15,082)	(443)
Trademark impairment loss (Note 8)					(3,800)
Patent litigation costs (Note 14)	(500)	(5,869)			(387)
Antitrust litigation costs (Note 14)	(813)	(7,195)		(1,228)	(11,731)
Operating income (loss)	(12,168)	112,466	(1,259)	83,157	43,093
Other expense
Interest expense, net (Note 11)	(4,663)	(60,829)		(54,765)	(51,691)
Management fee expense	(139)	(2,000)
Loss on early extinguishment of debt (Note 11)	(24,153)	(8,687)
Debt commitment fees					(5,945)
Miscellaneous, net	(727)	(3,433)		(6,188)	(4,974)
Income (loss) before income taxes	(41,850)	37,517	(1,259)	22,204	(19,517)
Income tax (expense) benefit (Note 12)	13,952	(14,552)		(7,577)	906
Net income (loss)	(27,898)	22,965	(1,259)	14,627	(18,611)
Less: loss attributable to noncontrolling interest		(37)
Net income (loss) attributable to equity holder	(27,898)	23,002	(1,259)	14,627	(18,611)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	627	(139)		1,930	(4,709)
Pension and OPEB liability, net of tax of $6,041, $19,167, ($0), ($71) and $5,464	116	(8,834)		(11,085)	(29,770)
Total other comprehensive income (loss)	743	(8,973)		(9,155)	(34,479)
Comprehensive income (loss)	$ (27,155)	$ 14,029	$ (1,259)	$ 5,472	$ (53,090)

Consolidated Statements of Comprehensive Income (loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended
	Jan. 25, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2011 Successor	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor
Tax related to Pension and OPEB liability	$ (71)	$ 5,464	$ 19,167	$ 0	$ 6,041

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Jan. 25, 2011 Predecessor	Dec. 31, 2010 Predecessor
Cash flows from operating activities:
Net income (loss) attributable to equity holder	$ 14,627	$ (18,611)	$ (27,898)	$ 23,002
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	52,224	50,907	2,902	35,405
Amortization of deferred financing costs and debt issuance costs	2,993	2,592	303	3,209
Gain on sale of property, plant and equipment	(475)			(300)
Asset impairments	2,236
Fair value step up of acquired inventory sold		16,376
Debt commitment fees		5,945
Non-cash interest expense on Senior PIK Notes				31,150
Loss on early extinguishment of debt			24,153	8,687
Antitrust litigation settlement accrual		7,750
Trademark impairment loss		3,800
Deferred income taxes	13,111	(2,554)	(18,243)	(1,870)
Non-cash stock-based compensation expense			15,082	443
Excess tax benefits from shared-based payments			(2,661)
Other non-cash items, net	(1,716)	203	4	3,017
Changes in operating assets and liabilities:
Accounts receivable	29,929	8,299	7,270	(11,742)
Inventories	(16,626)	(9,778)	(3,707)	(13,692)
Other current assets	(11,631)	(109)	1,323	6,931
Accounts payable	9,376	18,747	(11,082)	5,626
Accrued expenses and other current liabilities	(15,693)	(14,871)	4,714	22,187
Other assets	(1,890)	9,735	419	672
Related party receivable, net	(9,627)	(10,211)
Other long-term liabilities	(14,996)	(12,558)	(568)	315
Net cash provided by (used in) operating activities	51,842	55,662	(9,341)	113,340
Cash flows from investing activities:
Acquisition of UCI International, Inc., net of cash acquired		(185,268)
Acquisition of Honeywell Automotive Parts Services (Shanghai) Co., Ltd. assets		(1,500)
Capital expenditures	(36,786)	(24,675)	(1,571)	(21,298)
Proceeds from sale of property, plant and equipment	1,968	176		437
Proceeds from sale of joint venture interest (net of transaction costs and cash sold)				272
Decrease (increase) in restricted cash		16,290		(6,890)
Net cash used in investing activities	(34,818)		(1,571)	(27,479)
Cash flows from financing activities:
Issuances of borrowings	500	3,147		11,917
Debt repayments	(6,552)	(3,956)	(2,633)	(13,439)
Payment of deferred financing costs		(20,259)	(920)	(9,893)
Payment of debt commitment fees		(5,945)
Proceeds from Senior Secured Credit Facilities (net of original issue discount of $1,500)		298,500
Issuance of Senior Notes		400,000
Repayment of 2010 Credit Facility		(423,938)
Redemption of Senior PIK Notes, including call premium and redemption period interest		(360,115)
Proceeds of 2010 Credit Facility (net of original issue discount of $5,375)				419,625
Repayment of 2006 Credit Facility				(190,000)
Redemption of Previously Outstanding Subordinated Notes, including call premium and redemption period interest				(235,512)
Equity contribution	38	320,000
Proceeds from exercise of stock options			1,077	2
Excess tax benefits from shared-based payments			2,661
Net cash provided by (used in) financing activities	(6,014)	207,434	185	(17,300)
Effect of exchange rate changes on cash	210	(422)	127	(173)
Net increase (decrease) in cash and cash equivalents	11,220	67,697	(10,600)	68,388
Cash and cash equivalents at beginning of period	67,697		200,330	131,942
Cash and cash equivalents at end of period	$ 78,917	$ 67,697	$ 189,730	$ 200,330

Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2010 Predecessor
Unamortized original issue discount	$ 5,375

Consolidated Statements of Changes in Shareholder's Equity (Deficit) (USD $) In Thousands	Total	Predecessor	Predecessor Common Stock	Predecessor Additional Paid-in Capital	Predecessor Retained Deficit	Predecessor Accumulated Other Comprehensive Income (Loss)	Predecessor Noncontrolling Interest	Successor	Successor Common Stock	Successor Retained Deficit	Successor Accumulated Other Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2009		$ 10,964	$ 29	$ 279,485	$ (237,858)	$ (32,502)	$ 1,810
Recognition of stock-based compensation expense		443		443
Exercise of stock options		2		2
Tax effect of exercise of stock options		9		9
Sale of joint venture interest		(1,773)					(1,773)
Net income (loss)	22,965	22,965			23,002		(37)
Other comprehensive income (loss), net of tax		(8,973)				(8,973)
Ending balance at Dec. 31, 2010		23,637	29	279,939	(214,856)	(41,475)
Beginning balance at Nov. 25, 2010
Net income (loss)								(1,259)		(1,259)
Ending balance at Dec. 31, 2010		23,637	29	279,939	(214,856)	(41,475)		(1,259)		(1,259)
Recognition of stock-based compensation expense		13,730		13,730
Exercise of stock options		1,077		1,077
Tax effect of exercise of stock options		2,661		2,661
Net income (loss)	(27,898)	(27,898)			(27,898)
Other comprehensive income (loss), net of tax		743				743
Ending balance at Jan. 25, 2011		13,950	29	297,407	(242,754)	(40,732)
Beginning balance at Dec. 31, 2010			29					(1,259)		(1,259)
Equity contribution	320,000							320,000	320,000
Net income (loss)	(18,611)							(18,611)		(18,611)
Other comprehensive income (loss), net of tax								(34,479)			(34,479)
Ending balance at Dec. 31, 2011								265,651	320,000	(19,870)	(34,479)
Equity contribution	38							38	38
Net income (loss)	14,627							14,627		14,627
Other comprehensive income (loss), net of tax								(9,155)			(9,155)
Ending balance at Dec. 31, 2012								$ 271,161	$ 320,038	$ (5,243)	$ (43,634)

General and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
General and Summary of Significant Accounting Policies [Abstract]
GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 — GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

UCI Holdings Limited (“Holdings”), an entity domiciled in New Zealand, was incorporated on November 26, 2010 for the purpose of consummating the acquisition of UCI International, Inc. (together with its subsidiaries “UCI International”), an entity formerly owned by members of the Carlyle Group and certain current and former officers, employees and members of management. UCI International is a leading designer, manufacturer and distributor of a broad range of filtration products, fuel and cooling systems products and vehicle electronics. As outlined in Note 2, the acquisition of UCI International was completed on January 26, 2011, at which time Uncle Acquisition 2010 Corp (an indirect subsidiary of Holdings) merged with UCI International, Inc., with UCI International, Inc. continuing as the surviving entity.

All operations of Holdings are conducted by United Components, Inc. (“UCI”) through its subsidiaries. UCI manufactures and distributes vehicle parts, primarily servicing the vehicle replacement parts market in North America and Europe.

Financial Statement Presentation

The following provides a description of certain items that appear in the consolidated statements of comprehensive income (loss):

Net sales includes the selling price of our products sold to our customers, less provisions for warranty costs, estimated sales returns, customer allowances and cash discounts. Shipping and handling fees that are billed to customers are classified as net sales.

Cost of sales includes all costs of manufacturing required to bring a product to a ready-for-sale condition. Such costs include direct and indirect materials (net of vendor consideration), direct and indirect labor costs (including pension, postretirement and other fringe benefits), supplies, utilities, depreciation, insurance, shipping and other costs. Cost of sales also includes the procurement, packaging, and shipping of products purchased for resale.

Selling and warehousing expenses includes costs of selling and marketing, warehousing, technical services and distribution. The major cost elements for this line item include salaries and wages (including pension, postretirement and other fringe benefits), freight, depreciation and advertising.

Advertising is expensed as incurred. Advertising expense recognized during the Successor year ended December 31, 2012 was $2.1 million. Advertising expense recognized during the Successor year ended December 31, 2011 and the Predecessor period January 1, 2011 through January 25, 2011 was $1.6 million and $0.1 million, respectively, for a total of $1.7 million for the Combined Year Ended December 31, 2011. Advertising expense for the Predecessor year ended December 31, 2010 was $1.6 million.

General and administrative expenses includes the costs of executive, accounting and administrative personnel (including pension, postretirement and other fringe benefits), professional fees, insurance, provisions for doubtful accounts, rent and information technology costs.

Comparative information

The comparative balance sheet as of December 31, 2011 has been revised to report additional inventory and accounts payable of $5.2 million to reflect inventory on-hand that was previously classified as consignment stock. The adjustment had no impact on the consolidated statement of comprehensive income (loss). The adjustment had no net impact on cash provided (used in) operating activities or the consolidated statement of cash flows. A similar adjustment was made to increase inventory and accounts payable by $2.9 million as of January 26, 2011. This had no impact on goodwill arising on acquisition.

Summary of Significant Accounting Policies

A summary of the significant accounting policies applied in the preparation of the accompanying financial statements follows.

Principles of Consolidation and Basis of Presentation

Holdings was formed on November 26, 2010 for the purpose of consummating the acquisition of UCI International and, consequently, has no financial statements as of and for periods prior to that date. The consolidated financial statements of Holdings as of December 31, 2012 and 2011, for the years ended December 31, 2012 and 2011 and the period November 26, 2010 through December 31, 2010 are presented as the “Successor.” The consolidated financial statements of UCI International for the period January 1, 2011 through January 25, 2011 and the year ended December 31, 2010 are presented as the “Predecessor.”

The accompanying consolidated financial statements for the Successor include the accounts of Holdings and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated. The accompanying consolidated financial statements for the Predecessor include the accounts of UCI International, Inc., its wholly-owned direct and indirect subsidiaries and a 51% owned joint venture that was disposed of in 2010 (see Note 19).

Revenue Recognition

Holdings records sales, including related party sales to FRAM Group, when title has transferred to the customer, the sales price is fixed and determinable, and the collection of the related accounts receivable is reasonably assured. Holdings’ related party sales to FRAM Group are entered into on an arm’s-length basis documented by product purchase orders.

Provisions for estimated sales returns, allowances and warranty costs are recorded when the sales are recorded. Sales returns, allowances and warranty costs are estimated based upon historical experience, current trends, and UCI International’s expectations regarding future experience. Adjustments to such returns, allowances, and warranty costs are made as new information becomes available.

In order to obtain exclusive contracts with certain customers, we may incur up-front costs or assume the cost of returns of products sold by the previous supplier. These costs are capitalized and amortized over the life of the contract. The amortized amounts are recorded as a reduction of sales.

New business changeover costs also can include the costs related to removing a new customer’s inventory and replacing it with Holdings’ inventory, commonly referred to as a “stocklift.” Stocklift costs are recorded as a reduction of net sales when incurred.

Accounting for Business Combinations

Business combinations, where the business is acquired from an unrelated party, are accounted for under the acquisition method of accounting, which requires the acquired assets, including separately identifiable intangible assets, and assumed liabilities to be recorded as of the acquisition date at their respective fair values. Any excess of the purchase price over the fair value of the assets acquired, including separately identifiable intangible assets, and liabilities assumed is allocated to goodwill.

The allocation of purchase price to the fair value of assets acquired and liabilities assumed involves assessments of the expected future cash flows associated with individual assets and liabilities and appropriate discount rates at the date of the acquisition. Where appropriate, Holdings consults with external advisors to assist in the determination of fair value. For non-observable market values, fair value has been determined using acceptable valuation principles (e.g., relief from royalty method). Subsequent changes in Holdings’ assessments may trigger an impairment loss that would be recognized in the consolidated statement of comprehensive income (loss).

The results of operations for businesses acquired are included in Holdings’ financial statements from the date of the acquisition.

Cash Equivalents

Certificates of deposit, commercial paper, and other highly liquid investments with an original maturity of three months or less are considered to be cash equivalents.

Accounts Receivable and Allowance for Doubtful Accounts

Holdings generally does not require collateral for its trade accounts receivable. Accounts receivable are recorded at face amounts less an allowance for amounts that may become uncollectible in the future. These allowances are established based on a combination of write-off history, aging analysis, and specific account evaluations. When a receivable balance is known to be uncollectible, it is written off against the allowance for doubtful accounts.

Inventories

Inventories are stated at the lower of cost or market. Cost is principally determined using standard cost, which approximates the first-in, first-out method. Inventories are reduced by an allowance for excess and obsolete inventories, based on Holdings’ review of on-hand inventories. The expense of inventory allowances is included in cost of sales.

Depreciation and Amortization

Depreciation of property, plant and equipment is provided on a straight-line basis, over the estimated service lives of the assets. Leasehold improvements are amortized over the shorter of their service life or the remaining term of the lease.

Major renewals and improvements of property, plant and equipment are capitalized, and repairs and maintenance costs are expensed as incurred. Repairs and maintenance expenses recognized during the Successor year ended December 31, 2012 were $6.0 million. Repairs and maintenance expenses recognized during the Successor year ended December 31, 2011 and the Predecessor period January 1, 2011 through January 25, 2011 were $4.8 million and $0.4 million, respectively, for a total of $5.2 million for the Combined Year Ended December 31, 2011. Repairs and maintenance expenses for the Predecessor year ended December 31, 2010 were $5.1 million.

Most of Holdings’ trademarks have indefinite lives and are not amortized; instead they are subject to an annual impairment evaluation. Trademarks with finite lives and other intangible assets are amortized over their useful lives on an accelerated or straight-line basis commensurate with the expected benefits received from such intangible assets.

Defined Benefit Pension and Other Postretirement Benefits

Holdings’ consolidated balance sheet reflects the funded status of its pension and postretirement benefit plans. The funded status of the plans is measured as the difference between the fair value of the plan assets and the projected benefit obligation. Holdings recognizes in the consolidated balance sheets the aggregate overfunding of any plans in “Other long-term assets” and the aggregate underfunding of any plans in “Pension and other postretirement liabilities”. Holdings records unrecognized gains and losses in other comprehensive income (loss), net of related taxes.

Goodwill and Trademarks with Indefinite Lives

Goodwill is not amortized, but is subject to annual review unless conditions arise that require a more frequent evaluation. The review for impairment is either a qualitative assessment or a two-step process. If Holdings chooses to perform a qualitative assessment and determines that the fair value of Holdings more-likely-than-not exceeds the carrying value, no further evaluation is necessary. For the two-step process, the first step is to compare the estimated fair value of Holdings with the recorded carrying value (including the goodwill). If the estimated fair value of Holdings is higher than the recorded net book value, no impairment is deemed to exist and no further testing is required. If, however, the estimated fair value is below the recorded carrying value, then a second step must be performed to determine the goodwill impairment required, if any. In this second step, the implied fair value of goodwill is calculated as the excess of the fair value of the business over the fair values assigned to its assets and liabilities. If the implied fair value of goodwill is less than the book value of the goodwill, the difference is recognized as an impairment loss.

Holdings performs its annual goodwill impairment review as of December 31 of each year using discounted future cash flows, unless conditions exist that would require a more frequent evaluation. The process of evaluating the potential impairment of goodwill is subjective because it requires the use of estimates and assumptions as to future cash flows and discount rates commensurate with the risks involved in the assets, future economic and market conditions, competition, customer relations, pricing, raw material costs, production costs, selling, general and administrative costs, and income and other taxes. Although Holdings bases cash flow forecasts on assumptions that are consistent with plans and estimates used to manage Holdings, there is significant judgment in estimating the cash flows. Based upon the results of the annual impairment review at December 31, 2012, it was determined that the fair value of Holdings exceeded the carrying value of its net assets, therefore no impairment of goodwill was recorded. A hypothetical 10% decrease to the fair value of Holdings would not have triggered an impairment of goodwill.

Trade names with indefinite lives are not amortized, but are tested for impairment annually as of December 31, unless conditions arise that would require a more frequent evaluation. In assessing the recoverability of these assets, projections regarding estimated discounted future cash flows and other factors are made to determine if impairment has occurred. If Holdings concludes that there has been impairment, Holdings will write down the carrying value of the asset to its fair value.

Holdings also evaluates those trade names with indefinite lives to determine whether events and circumstances continue to support the indefinite lives. As of December 31, 2012, Holdings has concluded that events and circumstances continue to support the indefinite lives of these trade names.

Impairment of Long-Lived Assets, other than Goodwill and Trademarks with Indefinite Lives and Long-Lived Assets to be Disposed of

Holdings evaluates all of its long-lived assets, including intangibles with finite lives, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of such long-lived assets is measured by a comparison of the carrying amount of the asset to the future undiscounted net cash flows that are expected to be generated by the asset. If the carrying amount exceeds the expected undiscounted future cash flows, the asset is considered to be impaired. If an asset is considered to be impaired, it is written down to fair value. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. See Note 3 for information regarding impairment losses recorded in the Successor year ended December 31, 2012 and Note 8 for information regarding an impairment loss recorded in the Successor year ended December 31, 2011.

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax basis. Deferred tax assets are also recognized for operating losses and tax credit carryforwards. Holdings establishes valuation allowances against operating losses and tax credit carryforwards when the ability to fully utilize these benefits is determined to be uncertain. Deferred tax assets and liabilities are measured using enacted tax rates applicable in the years in which they are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax law is recognized in income in the period that includes the enactment date.

Holdings does not provide for U.S. income taxes on undistributed earnings of its foreign subsidiaries that are intended to be permanently reinvested. Where Holdings does not intend to permanently reinvest earnings of its foreign subsidiaries, Holdings provides for U.S. income taxes and foreign withholding taxes, where applicable, on undistributed earnings.

Holdings records a liability for uncertain tax positions when management concludes that the likelihood of sustaining such positions upon examination by taxing authorities is less than “more likely than not.” Holdings also records any interest and penalties related to these uncertain tax positions as a component of “Income tax (expense) benefit” in the consolidated statements of comprehensive income (loss).

Foreign Currency Translation

Chinese operations — The functional currency of the majority of Holdings’ Chinese operations is the U.S. dollar. The results of operations are translated into U.S. dollars at the average exchange rates for each relevant period, except for cost of sales, which is translated primarily at historical exchange rates. Non-monetary assets and liabilities are translated into U.S. dollars at historical rates, and monetary assets and liabilities are translated at the closing exchange rate as of the applicable balance sheet date. Adjustments resulting from the translation of the balance sheet are recorded in the consolidated statements of comprehensive income (loss).

All other foreign operations — The functional currency for all other foreign operations is their local currency. The results of operations are translated into U.S. dollars using the average exchange rates during the applicable period. Assets and liabilities of these operations are translated into U.S. dollars using the exchange rates in effect at the applicable balance sheet date. Resulting cumulative translation adjustments are recorded as a component of shareholder’s equity in “Accumulated other comprehensive income (loss)” in the consolidated balance sheets.

Foreign Currency Transactions

Transaction foreign exchange gains and losses are included in the consolidated statements of comprehensive income (loss) in the appropriate line based upon the nature of the transaction. The net foreign exchange losses recognized during the Successor years ended December 31, 2012 and 2011 were $0.3 million and $1.1 million, respectively. There were less than $0.1 million of foreign exchange gains recognized in the Predecessor period January 1, 2011 through January 25, 2011. The net foreign exchange losses for the Predecessor year ended December 31, 2010 were $0.2 million.

Reporting of Comprehensive Income (Loss)

Comprehensive income (loss) includes (i) net income (loss), (ii) the cumulative effect of translating balance sheets of certain foreign subsidiaries to U.S. dollars and (iii) adjustments for pension and other postretirement benefit liabilities. The last two items are not included in the determination of net income and are reflected as adjustments to shareholder’s equity.

Environmental Liabilities

Holdings accrues for environmental investigation, remediation and penalty costs when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. The liability is determined on an undiscounted cash flow basis and is not reduced for potential claims for recovery. Claims for recovery are recognized as agreements are reached with third parties. Environmental expenditures are capitalized if they mitigate or prevent future contamination or if they improve the environmental safety or efficiency of the existing assets. All other environmental costs are expensed as incurred. Environmental cost estimates may include expenses for remediation of identified sites, long term monitoring, payments for claims, administrative expenses, and expenses for ongoing evaluations and litigation. The liability is adjusted periodically as assessment and remediation efforts progress or as additional technical or legal information becomes available.

Insurance Reserves

Holdings’ insurance for workers’ compensation, automobile, product and general liability includes high deductibles for which Holdings is responsible. Deductibles are estimated and recorded as expenses in the period incurred.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions in determining the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of sales and expenses during the reporting period. The estimates and assumptions include estimates of collectability of accounts receivable and the realizability of inventory, goodwill and other intangible assets. They also include estimates of cost accruals, environmental liabilities, warranty and product returns, insurance reserves, income taxes, pensions and other postretirement benefits and other factors. Management has exercised reasonableness in deriving these estimates; however, actual results could differ from these estimates.

Segment Reporting

In accordance with the guidance included in Accounting Standards Codification ASC 280, “Segment Reporting,” Holdings reports as one segment. Holdings is in one business, which is the manufacturing and distribution of vehicle parts. The products and services, customer base, distribution channel, manufacturing process, procurement, and economic characteristics are similar throughout all of Holdings’ operations.

Derivative Financial Instruments

Holdings routinely enters into purchase agreements to acquire materials used in the normal course of its operations. In certain instances, a routine purchase agreement may meet the technical definition of a derivative. In all such cases, Holdings elects the “normal purchases” exemption from derivative accounting.

Recently Adopted Accounting Guidance

On January 1, 2012, Holdings adopted changes issued by the FASB regarding the presentation of comprehensive income effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The amendments require that all non-owner changes in shareholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. Management elected to present a single continuous statement. The amendment eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity. The items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income were not changed. Other than the change in presentation, the adoption of these changes had no impact on the financial condition or results of operations.

On January 1, 2012, Holdings adopted changes issued by the FASB regarding the testing for impairment of goodwill for annual and interim impairment tests. The revised guidance allows an entity testing goodwill impairment the option of performing a qualitative assessment to determine the likelihood of goodwill impairment and whether it is necessary to perform the two-step impairment test currently required. The adoption of this guidance did not have a material impact on the financial condition or results of operations of Holdings.

On January 1, 2012, Holdings adopted changes issued by the FASB to accounting and disclosure requirements related to fair value measurements. The guidance limits the highest-and-best-use measure to non-financial assets, permits certain financial assets and liabilities with offsetting positions in market or counter-party credit risks to be measured on a net basis, and provides guidance on the applicability of premiums and discounts. Additionally, the guidance expands the disclosure requirements for hierarchy classification to items not presented at fair value on the balance sheet and disclosures on Level 3 inputs by requiring quantitative disclosure of the unobservable inputs and assumptions, as well as a description of the valuation processes and the sensitivity of the fair value to the changes in unobservable inputs. The adoption of this guidance did not have a material impact on the financial condition or results of operations of Holdings.

On January 1, 2011, Holdings adopted changes issued by the FASB to the disclosure of pro forma information for business combinations. These changes clarify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. Also, the existing supplemental pro forma disclosures were expanded to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. See Note 2 for the required pro forma information for the acquisition of UCI International.

Recently Issued Accounting Guidance

In December 2011, the FASB issued a requirement for disclosure regarding both gross and net information about financial instruments and transactions eligible for offset in the balance sheet as well as instruments and transactions subject to an enforceable master netting arrangement or similar agreement. These disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. This disclosure would include derivatives, repurchase agreements and securities borrowing and lending arrangements. The implementation of the new disclosure requirement is not expected to have a material impact on Holdings’ financial position or results of operations.

Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions [Abstract]
ACQUISITIONS

NOTE 2—ACQUISITIONS

UCI International, Inc.

On November 29, 2010, UCI International, Inc. entered into a Merger Agreement by and among UCI International, Inc., Rank Group Limited (“Rank Group”), and Uncle Acquisition 2010 Corp pursuant to which Uncle Acquisition 2010 Corp agreed to be merged with and into UCI International, Inc., with UCI International, Inc. continuing as the surviving corporation and an affiliate of Rank Group. On January 26, 2011, Holdings, through its indirect subsidiary Uncle Acquisition 2010 Corp, acquired 100% of the outstanding stock of UCI International, Inc. for a purchase price of $375.0 million and assumed the indebtedness of UCI International (the “UCI Acquisition”). There was no contingent consideration payable.

Funding for the purchase consideration and the refinancing of certain UCI International borrowings that were assumed was provided through a combination of an equity contribution of $320.0 million, additional borrowings, advances from Rank Group and existing cash. See Note 11 for a discussion of the repayment of UCI’s 2010 Credit Facility (as defined in Note 11), the redemption and discharge of UCI International’s Senior PIK Notes (as defined in Note 11) and the UCI Acquisition financing. The UCI Acquisition and transactions consummated to repay and terminate certain UCI International borrowings that were assumed are collectively referred to as the “Transactions.”

The values of the acquired assets and assumed liabilities reflect the allocation of the aggregate purchase price of $375.0 million in accordance with ASC 805, “Business Combinations.” The determination of fair values of acquired intangible assets, property, plant and equipment and employee benefit plans involved a variety of assumptions, including estimates associated with remaining useful lives. At December 31, 2011, the amounts presented for the UCI Acquisition had been finalized.

The following table presents the final fair values of the assets acquired and liabilities assumed (in millions):

Cash and cash equivalents	$189.7
Accounts receivable	265.4
Inventories	167.6
Other current assets	15.7
Restricted cash	16.3
Property, plant and equipment	161.9
Intangible assets (excluding goodwill)	448.0
Other long-term assets	9.2
Accounts payable	(107.2)
Short-term borrowings	(0.7)
Accrued expenses and other current liabilities	(133.6)
Long-term debt (including current maturities)	(784.7)
Pension and other postretirement liabilities	(79.5)
Deferred tax liabilities	(97.0)
Other long-term liabilities	(5.0)

Net assets acquired before goodwill on acquisition	66.1
Goodwill on acquisition	308.9

Net assets acquired	$375.0

Merger and acquisition related costs of $11.3 million incurred during the Successor year ended December 31, 2011, are included in a separate line item on the consolidated statements of comprehensive income (loss). During the Predecessor period January 1, 2011 through January 25, 2011, UCI International incurred seller side merger and acquisition costs of $5.2 million. Debt issue costs related to the acquisition financing totaled $22.5 million.

As discussed in Note 1, Holdings was formed on November 26, 2010 for the purpose of consummating the acquisition of UCI International and, consequently, has no financial statements as of and for periods prior to that date. Prior to the UCI Acquisition, Holdings generated no revenue and only incurred merger and acquisition related costs and debt issuance costs of $1.3 million during the Successor period November 26, 2010 through December 31, 2010 in anticipation of the UCI Acquisition.

The following table presents unaudited pro forma financial information of the combined entity as though the UCI Acquisition occurred on January 1, 2010 (in millions):

	Year Ended December 31,
	2011	2010
Net sales	$989.0	$945.0
Net income	$0.5	$16.3

The pro forma financial information has been prepared for comparative purposes only and includes certain adjustments to actual financial results. The adjustments include presenting interest expense as if the Transactions had occurred on January 1, 2010, revising estimated amortization and depreciation expense as a result of intangibles and property, plant and equipment acquired being measured at fair value and revising pension expense. The pro forma results of operations were also adjusted to exclude (1) $16.5 million of merger and acquisition costs, (2) $5.9 million of debt commitment fees, (3) $15.1 million of stock-based compensation expense relating to equity incentive awards that vested upon the change in control of UCI International, Inc., (4) the loss of $24.2 million on early extinguishment of debt and (5) $16.4 million of higher cost of goods sold resulting from the increase in inventory to fair value over the historical carrying value of acquired inventories as required under purchase accounting. The pro forma results of operations do not purport to be indicative of the results of operations that would have actually resulted had the acquisition occurred on the date indicated or that may result in the future.

Honeywell Automotive Parts Services (Shanghai) Co., Ltd.

On July 29, 2011, UCI International, Inc., through its indirect wholly-owned subsidiary, UCI (Shanghai) Trading Company Limited (“UCI (Shanghai)”), acquired certain assets from Honeywell Automotive Parts Services (Shanghai) Co., Ltd. for a purchase price of $1.5 million. The acquired assets principally consisted of inventory, property, plant and equipment and intangible assets.

Restructuring Costs, Net	12 Months Ended
Dec. 31, 2012
Restructuring Costs, Net [Abstract]
RESTRUCTURING COSTS, NET

NOTE 3 — RESTRUCTURING COSTS, NET

Restructuring costs incurred relate to Holdings’ capacity consolidation and business integration activities which are reported in the consolidated statements of comprehensive income (loss) in “Restructuring costs, net.” The components of “Restructuring costs, net” are as follows (in millions):

	Successor		Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Severance	$(2.4)	$(1.1)	$—	$—
Impairment of property, plant and equipment	(2.2)	—	—	—
Curtailment and settlement losses	(1.3)	(0.2)	—	(0.6)
Distribution footprint optimization	(0.4)	—	—	—
Gains on sale of land and buildings	0.4	—	—	0.3
Disposition of joint venture interest	—	—	—	(1.1)
Cost to maintain land and buildings held for sale	—	—	—	(0.3)

	$(5.9)	$(1.3)	$—	$(1.7)

2012 Activities

During the Successor year ended December 31, 2012, Holdings recorded severance totaling $2.4 million related to involuntary terminations of employees as part of other cost reduction actions and business realignment.

During the Successor year ended December 31, 2012, Holdings approved and announced a plan to close and relocate excess foundry manufacturing capacity at its Mexican operation to China. The plan includes workforce reductions, facility closures and operations consolidation. During the Successor year ended December 31, 2012, Holdings recorded an impairment charge of $2.0 million to write down land, building and equipment to its estimated net realizable value and pension curtailment and settlement losses of $1.3 million related to headcount reductions. An estimated curtailment gain of $0.3 million related to the Mexican subsidiary’s pension plan will be recognized at the time the affected employees are terminated, which is scheduled for the first quarter of 2013. Other costs expected to be incurred related to the restructuring include less than $0.1 million for employee retention and relocation costs. The employee retention and relocation costs were accrued ratably over the required service period of the employees.

During the Successor year ended December 31, 2012, Holdings approved and announced a plan to consolidate certain distribution facilities of the U.S. operations of Champion with Autoparts Holdings Limited (“Autoparts Holdings”). This plan is expected to be completed by early 2013. An owned facility is expected to be temporarily idled in the early part of 2013 to reconfigure the facility for additional manufacturing capacity. During the Successor year ended December 31, 2012, a charge of $0.4 million related to distribution system software development costs with no future value was recorded and an asset impairment charge of $0.2 million has been recorded to write down the carrying value of certain equipment to be idled with no alternative use.

During the Successor year ended December 31, 2012, Holdings recognized a gain of $0.4 million on the sale of a previously idled manufacturing facility.

2011 Activities

During the Successor year ended December 31, 2011, Holdings incurred severance costs of $1.1 million related to business integration activities and cost reduction actions and pension curtailment and settlement losses of $0.2 million related to headcount reductions at its Mexican subsidiaries.

2010 Activities

During the Predecessor year ended December 31, 2010, UCI International recognized a gain of $0.3 million related to the sale of the land and building at a previously idled manufacturing facility. During the Predecessor year ended December 31, 2010, UCI International incurred costs of $0.3 million to maintain the land and buildings prior to the sale.

During the Predecessor year ended December 31, 2010, UCI International recorded pension curtailment and settlement losses and other severance costs totaling $0.6 million related to headcount reductions at its Mexican subsidiaries. Additionally, UCI International recorded a non-cash charge of $1.1 million related to the sale of UCI International’s interest in a 51% owned joint venture in 2010 (see Note 19).

The following table summarizes the activity in accrued restructuring reserves, including pension obligations and property, plant and equipment, during the Successor years ended December 31, 2012 and 2011 (in millions):

	Successor
	Severance Costs	Asset Impairments	Pension Curtailment and Settlements	Other	Total
Balance at January 26, 2011	$—	$—	$—	$—	$—
Charges	1.1	—	0.2	—	1.3
Usage	(0.1)	—	(0.2)	—	(0.3)

Balance at December 31, 2011	$1.0	$—	$—	$—	$1.0

Charges	2.4	2.2	1.3	0.4	6.3
Usage	(2.1)	(2.2)	(0.4)	(0.4)	(5.1)

Balance at December 31, 2012	$1.3	$—	$0.9	$—	$2.2

The severance, pension curtailment and settlements and other restructuring related accruals are included in the consolidated balance sheets in “Accrued expenses and other current liabilities.” The asset impairment reserve is included in the consolidated balance sheets in “Property, plant and equipment, net.”

Allowance for Doubtful Accounts	12 Months Ended
Dec. 31, 2012
Allowance for Doubtful Accounts [Abstract]
ALLOWANCE FOR DOUBTFUL ACCOUNTS

NOTE 4 — ALLOWANCE FOR DOUBTFUL ACCOUNTS

Changes in the allowance for doubtful accounts were as follows (in millions):

	Successor		Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Beginning of period	$1.3	$—	$2.8	$3.2
Provision for doubtful accounts	0.8	1.3	0.1	0.5
Accounts written off	(0.3)	—	—	(0.9)

End of period	$1.8	$1.3	$2.9	$2.8

In accordance with ASC 805, “Business Combinations,” any risks associated with nonperformance of counterparties are incorporated into the fair value estimate of the accounts receivable. Accordingly, a separate allowance for doubtful accounts was not recorded in the purchase price allocation for the UCI Acquisition.

Sales of Receivables	12 Months Ended
Dec. 31, 2012
Sales of Receivables [Abstract]
SALES OF RECEIVABLES

NOTE 5 — SALES OF RECEIVABLES

Holdings has factoring agreements arranged by seven customers with eight banks. Under these agreements, Holdings has the ability to sell undivided interests in certain of its receivables to the banks which in turn have the right to sell an undivided interest to a financial institution or other third party. Holdings enters into these relationships at its discretion as part of its overall customer agreements and cash management activities. Pursuant to these agreements, $307.5 million of receivables were sold during the Successor year ended December 31, 2012. $30.0 million of receivables were sold during the Predecessor period January 1, 2011 through January 25, 2011 and $250.7 million were sold during the Successor year ended December 31, 2011 for a total of $280.7 million for the Combined Year Ended December 31, 2011.

If receivables had not been factored, $218.1 million and $171.3 million of additional receivables would have been outstanding at December 31, 2012 and 2011, respectively. Holdings retained no rights or interest, and has no obligations, with respect to the sold receivables. Holdings does not service the receivables after the sales.

The sales of receivables were accounted for as a sale and were removed from the balance sheet at the time of the sales. The costs of the sales were discounts deducted by the factoring companies and accounted for as a loss on sale. These costs were $6.2 million during the Successor year ended December 31, 2012. These costs were $0.5 million during the Predecessor period January 1, 2011 through January 25, 2011 and $4.1 million for the Successor year ended December 31, 2011, for a total of $4.6 million for the Combined Year Ended December 31, 2011. These costs were $3.9 million during the Predecessor year ended December 31, 2010. These costs are recorded in the consolidated statements of comprehensive income (loss) in “Miscellaneous, net” and included as an operating activity in the consolidated statements of cash flows.

Inventories	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
INVENTORIES

NOTE 6 — INVENTORIES

The components of inventories were as follows at December 31, (in millions):

	Successor
	2012	2011
Raw materials	$58.0	$52.0
Work in process	30.0	25.1
Finished products	87.3	81.0

	$175.3	$158.1

Holdings determined the fair value of acquired inventories in accordance with ASC 805, “Business Combinations”, resulting in an increase of $16.4 million over the historical carrying value of acquired inventories at the time of the UCI Acquisition. The increase of $16.4 million was fully recognized in the Successor’s cost of sales during 2011.

Changes in Holdings’ allowance for excess and obsolete inventory were as follows (in millions):

	Successor		Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Beginning of period	$2.0	$—	$16.1	$15.1
Charge to expense	4.4	2.3	0.2	3.2
Inventory written off	(0.5)	(0.4)	—	(2.1)
Other	0.5	0.1	0.5	(0.1)

End of period	$6.4	$2.0	$16.8	$16.1

In accordance with ASC 805, “Business Combinations,” inventories are recorded at fair value which takes into account any impact of excess or obsolete inventory. Accordingly, a separate excess and obsolete inventory valuation reserve was not recorded in the purchase price allocation for the UCI Acquisition.

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 7 — PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following at December 31, (in millions):

		Successor
	Depreciable Life	2012	2011
Land and improvements	5-10 years (for improvements)	$6.0	$7.1
Buildings and improvements	5-40 years	44.7	44.3
Equipment	3-15 years	164.6	130.5

		215.3	181.9
Less accumulated depreciation		(55.1)	(28.9)

		$160.2	$153.0

Holdings determined the fair value of acquired property, plant and equipment in accordance with ASC 805, “Business Combinations.” The fair value assigned to acquired property, plant and equipment resulted in an increase of $26.9 million over the historical net carrying value of the acquired property, plant and equipment.

Included in equipment shown above are cumulative additions related to capital lease obligations of $0.9 million and $1.6 million at December 31, 2012 and 2011, respectively. The related accumulated depreciation was $0.4 million at December 31, 2012 and 2011.

Depreciation expense recognized during the Successor years ended December 31, 2012 and 2011 was $27.9 million and $29.0 million, respectively. Depreciation expense for the Predecessor period January 1, 2011 through January 25, 2011 was $2.2 million. Depreciation expense was $27.3 million for the Predecessor year ended December 31, 2010.

The fair value of Holdings’ asset retirement obligation (“ARO”) is recorded as a liability with the offsetting associated asset retirement costs capitalized as part of the carrying amount of the related buildings. The asset retirement costs are amortized over the useful life of the building or terms of building leases. Changes in the ARO resulting from the passage of time are recognized as an increase in the carrying amount of the liability and as accretion expense. The liabilities for AROs were $1.2 million at both December 31, 2012 and 2011.

Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS

NOTE 8 —   GOODWILL AND OTHER INTANGIBLE ASSETS

Changes in goodwill were as follows (in millions):

	Successor
	Year Ended December 31, 2012	Year Ended December 31, 2011
Beginning of period	$308.8	$—
Goodwill resulting from UCI Acquisition	—	308.9
Goodwill resulting from FRAM China acquisition	—	0.6
Foreign currency translation	0.3	(0.7)

End of period	$309.1	$308.8

The components of other intangible assets were as follows (in millions):

			Successor
			December 31, 2012
	Amortizable Life	Weighted Average Remaining Life	Gross	Impairment	Accumulated Amortization	Foreign Currency	Net
Acquired intangibles assets
Customer relationships	10 - 15 years	11 years	$283.6	$—	$(42.3)	$(0.4)	$240.9
Trademarks	5 years	3 years	0.6	—	(0.2)	—	0.4
Trademarks	Indefinite	Indefinite	151.0	—	—	—	151.0
Integrated software systems	5 years	3 years	11.0	—	(3.7)	—	7.3

			$446.2	$—	$(46.2)	$(0.4)	$399.6

			Successor
			December 31, 2011
	Amortizable Life	Weighted Average Remaining Life	Gross	Impairment	Accumulated Amortization	Foreign Currency	Net
Acquired intangibles assets
Customer relationships	10 - 15 years	12 years	$283.6	$—	$(20.3)	$(0.6)	$262.7
Trademarks	5 years	4 years	0.6	—	(0.1)	—	0.5
Trademarks	Indefinite	Indefinite	154.8	(3.8)	—	—	151.0
Integrated software systems	5 years	4 years	11.0	—	(1.5)	—	9.5

			$450.0	$(3.8)	$(21.9)	$(0.6)	$423.7

Holdings reviews the carrying amounts of intangible assets for impairment annually as of December 31 or whenever events or conditions indicate that their net carrying amounts may not be recoverable from estimated undiscounted future cash flows. If it is determined that the estimated net recoverable amount is less than the net carrying amount, a write-down to the asset’s fair value is recognized through a charge to earnings. During the Successor year ended December 31, 2011, Holdings was notified by a customer of its decision to change suppliers to another manufacturer. The resulting impairment analysis indicated that the value of an indefinite lived trade name had been impaired resulting in a trademark impairment loss of $3.8 million related to this trade name. The impairment loss is included in the “Trademark impairment loss” line on the consolidated statements of comprehensive income (loss).

The aggregate intangible amortization charged to the consolidated statements of comprehensive income (loss) was $24.3 million and $21.9 million for the Successor years ended December 31, 2012 and 2011, respectively, and $0.4 million was charged for the Predecessor period January 1, 2011 through January 25, 2011.

The estimated amortization expense related to acquired intangible assets and the integrated software system for each of the succeeding five years is as follows (in millions):

	Acquired	Integrated
	Intangible	Software
	Assets	System
2013	$22.2	$2.2
2014	22.2	2.2
2015	22.2	2.2
2016	22.1	0.7
2017	22.1	—

Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 9 — ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following (in millions):

	Successor
	December 31, 2012	December 31, 2011
Product returns	$46.0	$55.6
Interest	13.2	13.2
Rebates, credits and discounts due to customers	10.3	11.7
Insurance	9.2	10.8
Taxes payable	8.7	8.0
Bonuses and profit sharing	5.7	5.9
Vacation pay	4.4	4.4
Professional fees	3.2	2.9
Salaries and wages	2.6	2.4
Accrued litigation	0.2	8.1
Other	12.0	8.0

	$115.5	$131.0

Product Returns Liability	12 Months Ended
Dec. 31, 2012
Product Returns Liability and Commitments and Contingencies [Abstract]
PRODUCT RETURNS LIABILITY

NOTE 10 — PRODUCT RETURNS LIABILITY

The liability for product returns is included in “Accrued expenses and other current liabilities.” This liability includes accruals for estimated parts returned under warranty and for parts returned because of customer excess quantities. Holdings provides warranties for its products’ performance. Warranty periods vary by part. In addition to returns under warranty, Holdings allows its customers to return quantities of parts that the customer determines to be in excess of its current needs. Customer rights to return excess quantities vary by customer and by product category. Generally, these returns are contractually limited to 3% to 5% of the customer’s purchases in the preceding year. While Holdings does not have a contractual obligation to accept excess quantity returns from all customers, common practice for Holdings and the industry is to accept periodic returns of excess quantities from ongoing customers. If a customer elects to cease purchasing from Holdings and change to another vendor, it is industry practice for the new vendor, and not Holdings, to accept any inventory returns resulting from the vendor change and any subsequent inventory returns. During the Successor year ended December 31, 2012, product returns reserves of $3.0 million related to a former customer were no longer needed, increasing net sales on the consolidated statements of comprehensive income (loss). In addition, during the Successor year ended December 31, 2012, product returns reserves of $1.9 million related to a current customer were reduced due to a contractual change, increasing net sales on the consolidated statements of comprehensive income (loss).

Holdings’ management routinely monitors returns data and adjusts estimates based on this data.

The fair value of the product returns liability assumed in the UCI Acquisition was unchanged from the historical carrying value. Changes in Holdings’ product returns accrual were as follows (in millions):

	Successor		Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Beginning of period	$55.6	$—	$53.7	$42.1
Addition due to UCI Acquisition	—	54.6	—	—
Cost of unsalvageable parts	(44.9)	(51.3)	(4.0)	(52.0)
Reduction to sales, net of salvage	35.3	52.3	4.9	63.6

End of period	$46.0	$55.6	$54.6	$53.7

Debt	12 Months Ended
Dec. 31, 2012
Debt [Abstract]
DEBT

NOTE 11 — DEBT

Debt is summarized as follows (in millions):

	Successor
	December 31,	December 31,
	2012	2011
Senior Secured Term Loan Facility	$294.0	$297.0
Senior Notes	400.0	400.0
Short-term borrowings	—	3.1
Capital lease obligations	0.3	1.1
Economic development loan	0.5	—
Unamortized original issue discount	(0.9)	(1.2)

	693.9	700.0
Less:
Short-term borrowings	—	3.1
Current maturities	3.2	3.4

Long-term debt	$690.7	$693.5

Senior Secured Credit Facilities

On January 26, 2011, Holdings, as a guarantor and UCI International, Inc. as borrower, entered into a $375.0 million senior secured credit facilities agreement (the “Senior Secured Credit Facilities”) comprised of a $300.0 million senior secured term loan facility (the “Senior Secured Term Loan Facility”) and a $75.0 million senior secured revolving credit facility (the “Senior Secured Revolving Credit Facility”). Costs of $9.5 million related to the issuance of the Senior Secured Credit Facilities are recorded as “Deferred financing costs” and are being amortized over the life of the Senior Secured Credit Facilities. At December 31, 2012 and 2011, letters of credit issued under the Senior Secured Revolving Credit Facility totaled $8.0 million and $9.9 million, respectively, which reduced the availability under the Senior Secured Revolving Credit Facility to $67.0 million and $65.1 million, respectively. At December 31, 2012 and 2011, there were no borrowings outstanding under the Senior Secured Revolving Credit Facility.

The following table provides an overview of the significant terms of the Senior Secured Credit Facilities:

Borrower:		UCI International, Inc.

Facilities:		Senior Secured Revolving Credit Facility: $75.0 million (letter of credit sublimit of $50.0 million) Senior Secured Term Loan Facility: $300.0 million

Incremental Facility Amount:		$235.0 million of incremental term or revolving facilities

Guarantors:		Holdings and certain of its direct and indirect subsidiaries including, among others, UCI and certain of its domestic subsidiaries

Security:

First priority lien on substantially all tangible and intangible assets, as well as outstanding capital stock of UCI and certain of its domestic subsidiaries and 65% of the voting equity interests in certain domestic and first-tier foreign subsidiaries

Term (Maturity Date):		Senior Secured Revolving Credit Facility: 5 years – January 26, 2016 Senior Secured Term Loan Facility: 6.5 years – July 26, 2017

Interest:

•   In the case of Eurocurrency Rate Loans, the Adjusted LIBO Rate (as defined in the Senior Secured Credit Facilities) which is subject to a floor of 1.5%, plus the applicable margin

•   In the case of Alternate Base Rate Loans, the greatest of (i) the agent’s prime rate in effect from time to time, (ii) the Federal Funds effective rate in effect from time to time plus  1/ 2 of 1% and (iii) the Adjusted LIBO Rate for a three month interest period plus 1%, plus the applicable margin

Applicable Margin:	Eurocurrency Rate Loans 4.0% per annum	Alternate Base Rate Loans 3.0% per annum

Fees:

Unused Revolving Credit Facility Commitment Fee: 1.125% per annum

Letter of Credit Fees: Outstanding Letter of Credit Fee: 4.0% per annum (rate equal to the applicable margin on Eurocurrency Rate Loans)

Amortization:		Senior Secured Revolving Credit Facility: None Senior Secured Term Loan Facility: 1% per annum, paid quarterly, balance due July 26, 2017

Optional Prepayments:

Indebtedness under the Senior Secured Credit Facilities may be voluntarily prepaid in whole or in part, subject to minimum amounts and break funding costs or pursuant to auction procedures set forth in the Senior Secured Credit Facilities

Mandatory Prepayments:		• 100% of net cash proceeds of asset sales (subject to certain exceptions)

• 100% of debt issuances not otherwise permitted by the Senior Secured Credit Facilities

• 50% of excess cash flow with step downs to 25% when Senior Secured Leverage Ratio is less than or equal to 2.0x

Financial Covenants:		(i) Maximum Senior Secured Leverage Ratio; (ii) Minimum Interest Coverage Ratio; and (iii) Maximum Capital Expenditures

Negative Covenants:

The Senior Secured Credit Facilities include certain negative covenants restricting or limiting the ability of Holdings, the borrowers and their material subsidiaries to, among other things: declare dividends or redeem stock; repay certain debt; make loans or investments; guarantee or incur additional debt; incur liens; engage in acquisitions or other business combinations; sell assets; and change the business conducted by Holdings

At December 31, 2012, Holdings and its subsidiaries were in compliance with all applicable covenants. Under the mandatory prepayment provisions of the credit agreement, Holdings is required to make a $1.4 million prepayment based upon the excess cash flow calculation for the year ended December 31, 2012. This repayment is required to be made in March 2013 and is applied to the amount of scheduled amortization payments in 2013. Holdings anticipates having sufficient cash flows from operations and through its factoring arrangements to be able to meet all obligations for the next twelve months.

Senior Notes

On January 26, 2011, $400.0 million aggregate principal amount of 8.625% Senior Notes due 2019 (the “Senior Notes”), and guarantees thereof were issued. The Senior Notes bear interest at a rate of 8.625% per annum, and interest is payable semi-annually on February 15 and August 15. Costs of $13.0 million related to the issuance of the Senior Notes were recorded as “Deferred financing costs” and are being amortized over the life of the Senior Notes.

On or after February 15, 2015, UCI International, Inc. has the option to redeem all or part of the Senior Notes at the following redemption prices (expressed as percentages of principal amount):

Period	Percentage
2015	104.313%
2016	102.156%
2017 and thereafter	100.000%

Notwithstanding the foregoing, at any time and from time to time prior to February 15, 2014, UCI International, Inc. may at its option redeem in the aggregate up to 35% of the original aggregate principal amount of the Senior Notes with the net cash proceeds of one or more Equity Offerings as defined in the indenture governing the Senior Notes, at a redemption price of 108.625%, plus accrued and unpaid interest and additional interest, if any, to the redemption date.

Upon the occurrence of certain events constituting a change of control, holders of the Senior Notes have the right to require UCI International, Inc. to repurchase all or any part of the Senior Notes at a purchase price equal to 101.000% of the principal amount plus accrued and unpaid interest and additional interest, if any, to the repurchase date.

The indebtedness evidenced by the Senior Notes is senior indebtedness of UCI International, Inc., is equal in right of payment to all existing and future senior indebtedness of UCI International, Inc. and is senior in right of payment to all future subordinated indebtedness of UCI International, Inc. The Senior Notes are unconditionally guaranteed on a senior basis by Holdings and certain of its subsidiaries. The Senior Notes are effectively subordinated to any secured indebtedness of UCI International, Inc. (including indebtedness of UCI International, Inc. outstanding under the Senior Secured Credit Facilities) to the extent of the value of the assets securing such indebtedness.

The indenture governing the Senior Notes contains covenants that restrict the ability of Holdings and its subsidiaries to, among other things, incur additional debt or issue disqualified and preferred stock, make certain payments including payment of dividends or redemption of stock, make certain investments, incur certain liens, sell assets, merge or consolidate with other entities, and enter into transactions with affiliates. As of December 31, 2012, Holdings and its subsidiaries were in compliance with all covenants.

Predecessor 2010 Credit Facility and Senior PIK Notes

Borrowings of UCI International prior to the UCI Acquisition consisted of a credit facility, with UCI as borrower and with UCI International, Inc. and UCI’s domestic subsidiaries as guarantors (the “2010 Credit Facility”), and Floating Rate Senior PIK Notes (the “Senior PIK Notes”). The 2010 Credit Facility provided for borrowings of up to $500.0 million, which consisted of a term loan facility in an aggregate principal amount of $425.0 million (the “2010 Term Loan”) and a revolving credit facility in an aggregate principal amount of $75.0 million (the “2010 Revolving Credit Facility”), none of which was drawn. The proceeds of the 2010 Term Loan were used to (i) repay existing borrowings under UCI’s senior credit facility term loan (the “2006 Credit Facility”), (ii) redeem UCI’s existing 9 3/8% senior subordinated notes (the “Previously Outstanding Subordinated Notes”) and (iii) pay transaction costs.

In connection with the UCI Acquisition, the outstanding principal balance of the 2010 Term Loan of $423.9 million was repaid and the 2010 Credit Facility was terminated. In addition, UCI International, Inc. (i) purchased $315.0 million aggregate principal amount of the Senior PIK Notes pursuant to a tender offer which commenced on January 5, 2011, (ii) called for redemption all of the Senior PIK Notes that were not purchased as of the date of the UCI Acquisition and (iii) deposited $41.2 million for the satisfaction and discharge of such remaining Senior PIK Notes with the trustee under the indenture for the Senior PIK Notes. The redemption of the remaining Senior PIK Notes was completed on February 25, 2011.

Loss on Early Extinguishment of 2010 Credit Facility and Senior PIK Notes

UCI International recorded a loss of $24.2 million on the early extinguishment of the 2010 Credit Facility and the Senior PIK Notes as the Predecessor in January 2011. The components of the loss on early extinguishment were as follows (in millions):

Senior PIK Notes call premium and redemption period interest	$5.0
Write-off Senior PIK Notes unamortized original issue discount	3.3
Write-off Senior PIK Notes unamortized deferred financing costs	0.9
Write-off 2010 Credit Facility unamortized original issue discount	5.1
Write-off 2010 Credit Facility unamortized deferred financing costs	8.9
Fees and expenses related to early extinguishment of debt	1.0

$24.2

Short-term Borrowings

Certain of UCI International, Inc.’s Chinese subsidiaries historically have had secured local credit facilities and UCI International, Inc.’s Spanish subsidiary currently has secured local credit facilities. The Chinese local credit facilities consisted of a U.S. dollar-denominated line of credit with a maximum borrowing limit of $3.1 million (CNY 20.0 million at December 31, 2011) and a Chinese yuan-denominated line of credit with a maximum borrowing limit of CNY20 million ($3.1 million at December 31, 2011). During the Successor year ended December 31, 2012, the Chinese local credit facilities expired and were repaid. The Chinese local credit facilities were secured by certain accounts receivable and buildings. No replacement facility was in place at December 31, 2012.

The Spanish local credit facilities consist of euro-denominated revolving credit facilities with borrowing limits totaling €2.3 million ($3.0 million at December 31, 2012). During the Successor year ended December 31, 2012, certain portions of the Spanish local credit facilities totaling €0.5 million expired. The Spanish local credit facilities are secured by certain accounts receivable related to the amounts financed. At December 31, 2012 and December 31, 2011 there were no borrowings outstanding under the Spanish local credit facilities.

Swaption Agreement

On September 28, 2010, UCI entered into a “swaption” agreement providing UCI with the right but not the obligation to enter into an interest rate swap on or about March 23, 2012. The swaption agreement expired on March 31, 2012 without any action on UCI’s part. The cost of entering into the swaption was $0.5 million. UCI did not designate or account for the swaption as a hedge. Changes in the market value of the swaption were recognized in income as a component of “Miscellaneous, net.”

Capital Lease Obligations

Holdings has entered into various lease agreements including leases for computer equipment and vehicles that have been accounted for as capital leases. During the Successor year ended December 31, 2012, the leases on certain vehicles were sold by one lessor to another lessor and new lease agreements were executed. Based upon the terms of these new lease agreements, the leases no longer met the criteria for recording as a capital lease. As a result, the capital lease obligations of $0.4 million and the associated capital lease assets of $0.4 million were written off. A charge of less than $0.1 million was recorded in the consolidated statements of comprehensive income (loss) as a result of this transaction.

During the Successor years ended December 31, 2012 and 2011, Holdings entered into leases accounted for as capital leases. The capitalized lease asset and capitalized leased obligation were less than $0.1 million and $0.7 million in 2012 and 2011, respectively, at the inception of the leases.

Economic Development Loan

On September 17, 2012, Wells Manufacturing, LP, a wholly-owned indirect subsidiary of Holdings, entered into an economic development loan for $0.5 million with the Fond du Lac County Economic Development Corp. to assist with the expansion of the vehicle electronics facility in Fond du Lac, Wisconsin. This economic development loan has a five-year maturity with annual principal payments of $0.1 million and bears interest at 2.0% per annum. Both principal and interest payments are due annually on October 1 commencing on October 1, 2013. The economic development loan contains a provision that in the event our vehicle electronics business meets certain employee headcount levels and wage requirements are maintained, measured on an annual basis, all or portion of the principal and interest due will be forgiven.

Future Repayments

Below is a schedule of required future repayments of all debt outstanding on December 31, 2012 (in millions):

2013	$3.2
2014	3.2
2015	3.2
2016	3.1
2017	282.1
Thereafter	400.0

$694.8

Interest Expense, Net

The following table provides the detail of net interest expense for the respective periods (in millions). During the Successor year ended December 31, 2012, $0.6 million of interest was capitalized. No interest was capitalized in 2011 or 2010.

	Successor		Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Interest expense
Senior Secured Term Loan Facility	$16.5	$15.5	$—	$—
Senior Notes	34.5	32.2	—	—
Senior PIK Notes	—	—	2.4	31.2
2010 Term Loan	—	—	1.9	6.9
2006 Credit Facility	—	—	—	3.7
Previously Outstanding Subordinated Notes	—	—	—	15.7
Other	1.0	1.6	0.1	0.3
Amortization
Debt issue costs
Senior Secured Term Loan Facility	1.1	1.0	—	—
Senior Notes	1.2	1.0	—	—
Senior Secured Revolving Credit Facility	0.4	0.3	—	—
Senior PIK Notes	—	—	—	0.4
2010 Term Loan	—	—	0.1	0.3
2006 Credit Facility	—	—	—	0.3
Original issue discounts	0.3	0.3	0.2	2.2

Total interest expense	55.0	51.9	4.7	61.0
Interest income	(0.2)	(0.2)	—	(0.2)

Interest expense, net	$54.8	$51.7	$4.7	$60.8

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
INCOME TAXES

NOTE 12 — INCOME TAXES

The components of income (loss) before income taxes were as follows (in millions):

	Successor			Predecessor
Income (loss) before income taxes	Year Ended December 31, 2012	Year Ended December 31, 2011	November 26, 2010 through December 31, 2010	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
United States	$16.0	$(27.3)	$(1.3)	$(42.7)	$35.8
Foreign	6.2	7.8	—	0.8	1.7

	$22.2	$(19.5)	$(1.3)	$(41.9)	$37.5

Components of income tax expense (benefit) were as follows (in millions):

	Successor		Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Current
Federal	$(12.0)	$—	$0.1	$12.4
State	0.4	0.8	0.4	2.7
Foreign	6.1	2.9	0.5	1.9

	(5.5)	3.7	1.0	17.0

Deferred
Federal	13.3	(3.8)	(13.6)	(0.9)
State	(0.2)	(0.6)	(1.2)	—
Foreign	—	(0.2)	(0.2)	(1.6)

	13.1	(4.6)	(15.0)	(2.5)

	$7.6	$(0.9)	$(14.0)	$14.5

A reconciliation of income taxes computed at the United States Federal statutory tax rate to income tax expense (benefit) follows (in millions):

	Successor			Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	November 26, 2010 through December 31, 2010	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Income (loss) before income taxes	$22.2	$(19.5)	$(1.3)	$(41.9)	$37.5

Income tax expense (benefit) at U.S. Federal statutory rate	$7.7	$(6.8)	$(0.5)	$(14.7)	$13.1
Federal income tax expense related to unremitted earnings of foreign subsidiaries	1.7	3.2	—	—	—
U.S. Federal and foreign withholding tax on dividend from foreign subsidiary	0.5	2.4	—	—	—
Foreign income not taxable, foreign income tax losses not benefited and rate differential	0.9	(0.7)	—	—	0.9
Federal income taxes related to “check the box” election	(0.3)	0.1	—	—	(0.3)
State income taxes, net of Federal income tax benefit	(2.5)	0.1	—	(0.7)	1.8
Other	(0.4)	0.8	0.5	1.4	(1.0)

Income tax expense (benefit)	$7.6	$(0.9)	$—	$(14.0)	$14.5

Deferred taxes were attributable to the following at December 31, (in millions):

	Successor
	2012	2011
Deferred tax assets
Pension and postretirement benefits	$17.6	$26.2
Product returns and warranty accruals	17.3	21.5
Inventory valuation	2.3	3.1
Net operating loss carryforwards	8.2	19.7
Vacation accrual	1.3	1.5
Insurance accrual	1.9	2.6
Allowance for doubtful accounts	0.6	0.4
Tax credit carryforwards	0.5	0.3
Pension liability adjustment included in other comprehensive income (loss)	25.2	19.2
Other accrued liabilities	3.5	6.3
Interest disallowance	9.6	8.7
Other	1.3	1.4

	$89.3	$110.9
Less: valuation allowance for net operating loss carryforwards and foreign tax credit carryforwards	(6.7)	(5.0)

Total deferred tax assets	82.6	105.9

Deferred tax liabilities
Depreciation and amortization	(22.0)	(26.3)
Goodwill amortization for tax, but not book	(6.8)	(3.4)
Acquired intangible assets	(132.2)	(146.9)
Prepaid expenses	(0.7)	(0.8)
Other	(3.0)	(3.3)

Total deferred tax liabilities	(164.7)	(180.7)

Net deferred tax assets (liabilities)	$(82.1)	$(74.8)

The net deferred tax liabilities were included in the consolidated balance sheets as follows at December 31, (in millions):

	Successor
	2012	2011
Deferred tax assets	$28.9	$37.9
Deferred tax liabilities	(111.0)	(112.7)

Net deferred tax liabilities	$(82.1)	$(74.8)

At December 31, 2012, Holdings had $14.6 million of foreign net operating loss carryforwards with no expiration date, $4.4 million of foreign net operating loss carryforwards which expire between 2018 and 2021 and $0.3 million of foreign tax credit carryforwards which expire in 2023 and 2024. In assessing the realizability of the deferred tax assets related to these carryforwards, Holdings determined that it is more likely than not that $5.6 million of the deferred tax assets related to these loss carryforwards and tax credits will not be realized. Therefore, a valuation allowance has been recorded for these carryforwards.

At December 31, 2012, Holdings had various state net operating loss carry forwards totaling $35.1 million which expire at various times. In assessing the realizability of the deferred tax assets related to the state loss carryforwards, Holdings determined that it is more likely than not that $1.1 million of the deferred tax assets related to the state loss carryforwards will not be realized. Therefore, a valuation allowance has been recorded for these carryforwards.

Realization of the remaining net deferred tax assets is dependent on Holdings generating sufficient taxable income in future years to utilize the benefits of the reversals of temporary differences. Holdings has performed an assessment regarding the realizability of the remaining net deferred tax assets, which includes forecasting future taxable income, and has determined it is more likely than not that the remaining net deferred tax assets will be realized.

Changes in Holdings’ valuation allowance for deferred tax assets were as follows at December 31, (in millions):

	Successor		Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Beginning of period	$5.0	$—	$4.9	$5.2
Additions due to UCI Acquisition	—	5.3	—	—
Provisions	1.7	0.2	0.4	0.7
Deductions	—	(0.5)	—	(1.0)

End of period	$6.7	$5.0	$5.3	$4.9

During 2012 and 2011, UCI’s Spanish subsidiary paid dividends of $5.2 million and $5.3 million, respectively, to UCI. Prior to 2011, no deferred income taxes had been previously recorded for unremitted earnings of the Spanish subsidiary due to previous conclusions that the earnings would be permanently reinvested. Due to the dividend distributions, Holdings provided income tax expense totaling $0.5 million and $2.4 million in 2012 and 2011, respectively, related to the U.S. consequences of the dividend distribution and the foreign withholding taxes. Based upon a 2011 analysis that concluded that additional distributions are likely in the foreseeable future, during 2012 and 2011, Holdings provided deferred income taxes totaling $1.7 million and $3.2 million, respectively, on the remaining unremitted earnings of the Spanish subsidiary. Holdings does not provide for U.S. income taxes on undistributed earnings of its other foreign subsidiaries that are intended to be permanently reinvested. At December 31, 2012, these undistributed earnings totaled $27.4 million. Determination of the net amount of unrecognized U.S. income taxes with respect to these earnings is not practicable.

Uncertain Tax Benefits

A reconciliation of the beginning and ending amount of uncertain tax benefits follows (in millions):

	Successor		Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Beginning of period	$9.9	$—	$9.1	$7.7
Additions due to UCI Acquisition	—	9.3	—	—
Additions for tax positions related to the current period	—	0.8	0.2	1.9
Reductions based on tax positions related to the current period	—	(0.3)	—	(0.6)
Additions for tax positions of prior years	0.1	0.5	—	0.8
Reductions for tax positions of prior years	(1.9)	—	—	(0.1)
Reduction for lapse of applicable statutes of limitations	(0.3)	(0.4)	—	(0.6)

End of period	$7.8	$9.9	$9.3	$9.1

At December 31, 2012, $1.9 million of the uncertain tax benefits, if recognized, would change Holdings’ effective tax rate. In 2012 and 2011, Holdings recorded, as income tax expense, $0.3 million and $0.4 million, respectively, of interest. There were no penalties related to the uncertain tax benefits recorded. At both December 31, 2012 and 2011, the total interest (net of federal benefit) and penalties accrued related to uncertain tax benefits were $1.2 million and $0.5 million, respectively.

While most of Holdings’ business is conducted within the United States, Holdings also conducts business in several foreign countries. As a result, Holdings and/or one or more of its subsidiaries files income tax returns in the U.S. federal tax jurisdiction and in many state and foreign tax jurisdictions. In the normal course of business, Holdings is subject to examination by tax authorities in these tax jurisdictions. With few exceptions, Holdings is not subject to examination by federal, state or foreign tax authorities for tax years which ended on or before 2008. Chinese tax authorities have completed a transfer price examination at one of Holdings’ subsidiaries and assessed $2.5 million in additional taxes for prior years. Holdings’ intends to seek an offset to prior years’ U.S. tax liabilities through request from U.S. Competent Authority relief. Holdings has been notified by the Internal Revenue Service that it intends to audit the periods ended December 31, 2009, December 31, 2010, and January 26, 2011. At year end the examination has not begun. Other than these examinations and other routine inquiries, Holdings and its subsidiaries are not currently under examination by tax authorities.

Holdings expects the total unrecognized tax benefits to decline by $0.4 million in 2013. This decline is due to the expiration of applicable statutes of limitations. This amount will impact the effective tax rate.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
EMPLOYEE BENEFIT PLANS

NOTE 13 — EMPLOYEE BENEFIT PLANS

Defined Benefit Pension Plans

Holdings maintains defined benefit retirement plans covering certain U.S. and non-U.S. employees. Retiree benefits under the defined benefit retirement plans are generally based on years of service and employee compensation. Effective March 15, 2012, certain of the defined benefit retirement plans were amended to freeze the plans for all non-union participants and were replaced with an enhanced benefit under the defined contribution plans. The plan amendment resulted in a plan curtailment that reduced pension liabilities by $13.9 million. The $13.9 million ($8.6 million net of income taxes) was recorded in other comprehensive income (loss) as a reduction of the net other comprehensive loss.

The measurement date used to determine pension obligations is December 31. The following table sets forth the plans’ status (in millions).

	Successor
	December 31, 2012	December 31, 2011
Accumulated benefit obligation	$326.2	$282.0

Change in projected benefit obligations:
Projected benefit obligations at beginning of year	$296.3	$—
Fair value of assumed obligations at UCI Acquisition date	—	250.9
Service cost	0.7	4.3
Interest cost	12.8	12.7
Actuarial loss	40.8	38.6
Plan amendments	0.2	—
Plan curtailment and settlements	(12.9)	—
Benefits paid	(11.5)	(9.9)
Currency translation adjustment	0.2	(0.3)

Projected benefit obligations at end of year	326.6	296.3

Change in plan assets:
Fair value of plan assets at beginning of year	190.2	—
Fair value of plan assets at UCI Acquisition date	—	181.7
Actual return on plan assets	27.0	4.9
Employer contributions	14.0	13.7
Benefits paid	(11.5)	(9.9)
Currency translation adjustment	0.2	(0.2)

Plan assets at end of year	219.9	190.2

Funded status, net	$(106.7)	$(106.1)

Amounts recognized in the consolidated balance sheets consist of:
“Other long-term assets”	$0.3	$0.3
“Accrued expenses and other current liabilities”	(1.1)	(0.1)
“Pension and other postretirement liabilities”	(105.9)	(106.3)

	$(106.7)	$(106.1)

The $40.8 million net actuarial loss for the Successor year ended December 31, 2012 was primarily due to a $38.2 million actuarial loss related to the decrease in the weighted average discount rate assumption from 4.6% at December 31, 2011 to 3.7% at December 31, 2012. The $38.6 million net actuarial loss for the Successor year ended December 31, 2011 was primarily due to a $39.1 million actuarial loss related to the decrease in the weighted average discount rate assumption from 5.7% at January 26, 2011 to 4.6% at December 31, 2011.

A portion of the above “Funded status, net” has not been recorded in any of Holdings’ or UCI International’s statements of comprehensive income, but instead has been recorded in “Accumulated other comprehensive income (loss).” Amounts recognized in “Accumulated other comprehensive income (loss)” consisted of (in millions):

	Successor
	December 31, 2011	Acquisition Adjustments	2012 Additions	December 31, 2012
Net actuarial loss	$(47.0)	$—	$(14.9)	$(61.9)
Deferred income tax benefit	18.4	—	5.2	23.6

Accumulated other comprehensive income (loss)	$(28.6)	$—	$(9.7)	$(38.3)

	Predecessor	Successor
	December 31, 2010	Acquisition Adjustments	2011 Additions	December 31, 2011
Prior service costs	$(2.3)	$2.3	$—	$—
Net actuarial gain (loss)	(59.9)	59.9	(47.0)	(47.0)
Deferred income tax benefit (expense)	23.8	(23.8)	18.4	18.4

Accumulated other comprehensive income (loss)	$(38.4)	$38.4	$(28.6)	$(28.6)

The amount that will be amortized from “Accumulated other comprehensive income (loss)” during 2013 is $3.8 million. ASC 805, “Business Combinations”, states that all unrecognized prior service costs and actuarial gains and losses should not be carried forward at acquisition. Accordingly, the “Accumulated other comprehensive income (loss)” at January 25, 2011 was eliminated as part of the purchase price allocation for the UCI Acquisition.

For certain of the pension plans, accumulated benefit obligations (“ABO”) exceed plan assets. For these plans, the combined projected benefit obligation, ABO and fair value of plan assets were $326.1 million, $325.8 million and $219.1 million, respectively, as of December 31, 2012 and $295.5 million, $281.4 million and $189.1 million, respectively, as of December 31, 2011.

Components of Net Periodic Pension Expense

The components of net periodic pension expense were as follows (in millions):

	Successor		Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Service cost	$0.7	$4.3	$0.4	$4.3
Interest cost	12.8	12.7	1.1	13.4
Expected return on plan assets	(15.6)	(13.5)	(1.2)	(14.7)
Amortization of prior service cost	—	—	—	0.3
Amortization of unrecognized loss	0.5	—	0.2	0.6
Curtailment and settlement losses recognized	1.3	0.2	—	0.6

	$(0.3)	$3.7	$0.5	$4.5

During the Successor year ended December 31, 2012, a charge of $1.3 million was recorded for curtailment and settlement losses related to the scheduled closing of the manufacturing and distribution operations of one of Holdings’ Mexican subsidiaries. The losses recorded relate to Mexican government mandated severance plans of the Mexican subsidiary. These costs are included in the consolidated statements of comprehensive income (loss) in “Restructuring costs, net”.

During the Successor year ended December 31, 2011, $0.2 million of curtailment and settlement losses related to headcount reductions at the Mexican subsidiaries were recorded. These costs are included in the consolidated statements of comprehensive income (loss) in “Restructuring costs, net”.

In the Predecessor year ended December 31, 2010, curtailment losses of $0.6 million related to headcount reductions as part of specific actions taken to align the cost structure with current market conditions were recorded.

Assumptions

The following assumptions were used in determining the benefit obligations and net periodic pension expense:

	Successor		Predecessor
	2012	2011	2010
Weighted Average:
Discount rate to determine benefit obligations	3.7%	4.6%	5.5%
Discount rate to determine net costs	4.6%	5.7%	6.0%
Rate of future compensation increases to determine benefit obligation	4.5%	3.0%	3.5%
Rate of future compensation increases to determine net cost	3.2%	3.5%	3.5%
Rate of return on plan assets to determine net cost	7.8%	8.0%	8.0%

The discount rate was determined considering current yield curves representing high quality, long-term fixed income instruments. The discount rate for the U.S. plans is based on a review of high quality (Aa or better) bonds from the Barclay’s Capital bond database.

Plan Assets

Holdings directs the investment of the plans’ assets with the objective of being able to meet current and future benefit payment needs while maximizing total investment returns within the constraints of a prudent level of portfolio risk and diversification. Holdings believes it is prudent to diversify among and within each asset class to decrease portfolio risk while, at the same time, improving the potential for enhanced long-term returns. Equity investments comprise the largest portion of the plan assets because they are believed to provide greater long-term returns than fixed income investments, although with greater short-term volatility. Additionally, Holdings believes that a meaningful allocation to non-U.S. equities will increase portfolio diversification and thereby decrease portfolio risk while, at the same time, providing the potential for enhanced long-term returns. With respect to fixed income investments, Holdings believes that the duration of the fixed income component should approximate the projected benefit obligation duration for better correlation of assets to liabilities.

Derivatives, options and futures are permitted investments but only for the purpose of reducing risk. Derivatives, options and futures are not permitted for speculative purposes. Currently, the use of derivative instruments is not significant when compared to the overall portfolio.

Holdings believes that investment managers with active mandates can reduce portfolio risk below market risk and potentially add value through security selection strategies. Consistent with this belief, Holdings retains the services of professional money managers to provide advice and recommendations to help Holdings discharge its fiduciary responsibilities in furtherance of the plans’ goals. With the services of professional money managers and the asset allocation targets discussed below, Holdings believes that the assumed expected long-term return on plan assets of 7.8% used to determine net pension cost will be achieved.

Holdings uses a Dynamic Asset Allocation (“DAA”) strategy for the allocation of plan assets. This strategy adjusts the asset allocation based on changes to the plan’s funded status (difference between plan assets and plan liabilities). With DAA the allocation to fixed income investments increases as the funded status of the plan improves up until the fixed income investments represent approximately 100% of the plan liabilities. However, Holdings realizes that actual allocations at any point will vary from this strategic target due to current and anticipated market conditions and required cash flows to and from the plans. The “Weighted Average Strategic Target” in the following table represents the weighted average of the aggregated Holdings’ plans. The “Permitted Range” anticipates the fluctuation in allocations and provides flexibility for the professional managers’ portfolios to vary around the target without a mandatory immediate rebalancing.

	Weighted Average
	Strategic Target	Permitted Range
U.S. equities	38%	30% to 45%
Non-U.S. equities	13%	10% to 15%
Fixed income	39%	30% to 100%
Real assets	10%	0% to 10%

	100%

The fair value of the plan assets are presented below (in millions).

	Successor
	December 31, 2012
	Level 1	Level 2	Level 3	Total Fair Value
U.S. equities
Large Cap Growth	$—	$27.6	$—	$27.6
Large Cap Value	—	27.3	—	27.3
Large Cap Indexed	—	12.6	—	12.6
Small and Mid-Cap Growth	—	8.6	—	8.6
Small and Mid-Cap Value	—	8.8	—	8.8

Total U.S. equities	—	84.9	—	84.9

Non-U.S. equities	—	29.4	—	29.4
Fixed income
Short & Mid Duration	—	23.2	—	23.2
Long Duration	—	40.2	—	40.2
Long Duration Indexed	—	21.3	—	21.3

Total fixed income	—	84.7	—	84.7

Real assets	—	10.4	10.5	20.9

	$—	$209.4	$10.5	$219.9

	Successor
	December 31, 2011
	Level 1	Level 2	Level 3	Total Fair Value
U.S. equities
Large Cap Growth	$—	$16.4	$—	$16.4
Large Cap Value	—	16.6	—	16.6
Large Cap Indexed	—	33.2	—	33.2
Small and Mid Cap Growth	—	8.8	—	8.8
Small and Mid Cap Value	—	10.3	—	10.3

Total U.S. equities	—	85.3	—	85.3

Non-U.S. equities	—	36.9	—	36.9
Fixed income
Short & Mid Duration	—	20.2	—	20.2
Long Duration	—	45.2	—	45.2
Long Duration Indexed	—	0.4	—	0.4

Total fixed income	—	65.8	—	65.8

Cash	—	2.2	—	2.2

	$—	$190.2	$—	$190.2

The changes in Level 3 investments are presented below (in millions):

Real Assets
January 1, 2012	$—
Purchases	10.4
Net unrealized gains	0.1

December 31, 2012	$10.5

The plan assets are primarily invested in pooled separate accounts, collectively the “Investment Funds.” The Investment Funds are managed by professional money managers. The following provides a summary of the investment styles of the respective Investment Funds.

Investment Funds

Growth Investment Funds – This investment style seeks long-term growth through equity appreciation. Large Cap Growth funds seek long-term appreciation through investment in large market capitalizations similar to companies in the Russell 1000, while the Small and Mid-Cap Growth funds invest in small and mid-market capitalizations similar to companies in the Russell 2000.

Value Investment Funds – This investment style seeks to identify equity securities that are perceived to be undervalued in the marketplace. Large Cap Value funds invest in large market capitalizations similar to companies in the Russell 1000, while the Small and Mid-Cap Value funds invest in small and mid-market capitalizations similar to companies in the Russell 2000.

Large Cap Indexed Funds – This investment style seeks to replicate the performance of the S&P 500 Index.

Foreign Equities Funds – This investment style uses multiple sub-advisors including core, value, growth and emerging markets strategies to provide a diversified exposure to non-U.S. equity markets.

Short & Mid Duration Fixed Income Funds – This investment style invests in a diversified portfolio of corporate securities and U.S. Treasuries and Agencies with shorter average durations. This investment style benchmarks against the Barclays Capital Aggregate Index.

Long Duration Fixed Income Funds – This investment style invests in a diversified portfolio of corporate securities and U.S. Treasury securities which have maturities greater than ten years. The asset allocation is weighted much heavier to U.S. investment grade corporate securities.

Long Duration Indexed Funds – This investment style seeks to track the return of the Barclay’s Capital Long Government / Credit Bond Index. This strategy invests in a diversified portfolio of corporate securities and U.S. Treasuries and Agencies which have maturities greater than ten years.

Investment Funds fair value measurements—The Investment Funds determine their fair value by accumulating the fair values of their underlying investments. The pension plans own undivided interests in the underlying assets of the Investment Funds where no active market exists for the identical investment. Accordingly, the fair value measurements of the Investment Funds are considered Level 2 measurements.

Other Investments

Real assets – This category consists of two funds. The first fund invests the majority of assets in commercial real estate holdings. It focuses on properties that return both lease income and appreciation of the buildings’ marketable values. These fund assets are considered Level 3 measurements. The second fund invests in securities of real estate, natural resource, master limited partnerships and publicly-listed infrastructure companies. These fund assets are considered Level 2 measurements.

Cash and cash equivalents – Cash and cash equivalents are primarily invested in short-term investment funds which include debt instruments, government issues and repurchase agreements. The short-term investment funds are considered Level 2 measurements.

Cash Flows

Holdings’ funding policy is to fund amounts for pension plans sufficient to maintain a minimum 80% funded level. Holdings expects to contribute $10.1 million to its plans during 2013.

Expected benefit payments are based on the same assumptions used to measure Holdings’ benefit obligations at December 31, 2012 and include estimated future employee service. The future expected pension benefit payments are as follows (in millions):

Expected Pension Benefit Payments
2013	$13.2
2014	12.7
2015	13.3
2016	13.9
2017	14.4
5 years thereafter	80.5

Profit Sharing and Defined Contribution Plans

Certain subsidiaries sponsor defined contribution plans under section 401(k) of the Internal Revenue Code. Eligible participants may elect to defer from 5% to 50% of eligible compensation, subject to certain limitations imposed by the Internal Revenue Code. For some plans, such subsidiaries are required to match employees’ contributions based on formulas which vary by plan. For the remaining plans, matching contributions are discretionary. For the Successor years ended December 31, 2012 and 2011, matching contributions were $0.2 million and $1.2 million, respectively. The matching contributions were $0.1 million during the Predecessor period January 1, 2011 through January 25, 2011, for a total of $1.3 million for the Combined Year Ended December 31, 2011. For the Predecessor year ended December 31, 2010, there were no matching contributions made. Holdings’ subsidiaries in China participate in government-sponsored defined contribution plans. Holdings’ subsidiary in the United Kingdom sponsors a defined contribution plan.

For the United States plans, profit sharing and defined contribution expense recognized during the Successor years ended December 31, 2012 and 2011 totaled $2.7 million and $1.7 million, respectively. The profit sharing and defined contribution expense recognized during the Predecessor period January 1, 2011 through January 25, 2011 was $0.3 million, for a total of $2.0 million for the Combined Year Ended December 31, 2011. United States profit sharing and defined contribution pension expense recognized for the Predecessor year ended December 31, 2010 was $1.2 million. For the Chinese and United Kingdom plans, defined contribution pension expense recognized during both the Successor years ended December 31, 2012 and 2011 was $0.1 million. The Chinese and United Kingdom profit sharing and defined contribution pension plan expense recognized for the Predecessor year ended December 31, 2010 was $0.1 million.

Other Postretirement Benefits

Certain subsidiaries provide health care and life insurance benefits to eligible retired employees. The plans are partially funded by participant contributions and contain cost-sharing features such as deductibles and coinsurance.

The measurement date used to determine postretirement obligations is December 31. The following table presents information for the postretirement plans (in millions):

	Successor
	Year Ended December 31, 2012	Year Ended December 31, 2011
Change in benefit obligations
Benefit obligations at beginning of year	$12.4	$—
Fair value of assumed obligations	—	10.3
Service cost	0.4	0.3
Interest cost	0.5	0.5
Plan amendments	0.9	—
Actuarial loss	1.3	1.9
Benefit paid	(0.6)	(0.6)

Benefit obligations accrued at end of year	$14.9	$12.4

The accrued obligation was included in the consolidated balance sheets as follows (in millions):

	Successor
	December 31, 2012	December 31, 2011
Accrued obligation included in “Accrued expenses and other current liabilities”	$0.7	$0.7
Accrued obligation included in “Pension and other postretirement liabilities”	14.2	11.7

	$14.9	$12.4

A portion of the $14.9 million and $12.4 million of accrued obligation shown above has not been recorded in the results of operations, but instead has been recorded in “Accumulated other comprehensive income (loss).” The accumulated amounts in “Accumulated other comprehensive income (loss)” were ($4.0) million (($2.5) million after tax) and ($1.9) million (($1.2) million after tax) at December 31, 2012 and 2011, respectively.

The following were the components of net periodic postretirement benefit cost (in millions):

	Successor		Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Service cost	$0.4	$0.3	$—	$0.3
Interest cost	0.5	0.5	0.1	0.6
Amortization of net loss	0.1	—	—	—

	$1.0	$0.8	$0.1	$0.9

The following assumptions were used in determining the benefit obligations and net periodic postretirement plan expense:

	Successor		Predecessor
	2012	2011	2010
Weighted average discount rate to determine benefit obligations	3.8%	4.6%	5.5%
Weighted average discount rate to determine net costs	4.6%	5.7%	6.0%

The annual health care cost trend rate used to determine the benefit obligations at December 31, 2012 is assumed to decline from 7.7% in 2013 to 4.5% in 2030. Increasing the assumed healthcare cost trend rates by one percentage point would result in additional annual costs of approximately $0.1 million. Decreasing the assumed health care cost trend rates by one percentage point would result in a decrease of approximately $0.1 million in annual costs. The effect on postretirement benefit obligations at December 31, 2012 of a one percentage point increase would be $0.7 million. The effect of a one percentage point decrease would be $0.6 million.

Holdings funds medical and life insurance benefit costs principally on a pay-as-you-go basis. The pay-as-you-go expenditures for postretirement benefits have not been material. The expected future postretirement benefit payments are as follows (in millions):

Expected Postretirement Benefit Payments
2013	$0.7
2014	0.7
2015	0.7
2016	0.7
2017	0.7
5 years thereafter	3.9

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Product Returns Liability and Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 14 — COMMITMENTS AND CONTINGENCIES

Leases

The following is a schedule of the future minimum payments under operating leases that have non-cancelable lease terms (in millions):

Minimum Payments
2013	$4.9
2014	3.7
2015	3.4
2016	3.3
2017	1.7
Thereafter	4.6

$21.6

These lease payments include the payment of certain taxes and other expenses. Rent expense recognized during the Successor year ended December 31, 2012 was $6.4 million. Rent expense recognized during the Successor year ended December 31, 2011 was $5.4 million and rent expense recognized during the Predecessor period January 1, 2011 through January 25, 2011 was $0.5 million, for a total of $5.9 million for the Combined Year Ended December 31, 2011. Rent expense for the Predecessor year ended December 31, 2010 was $5.8 million.

Insurance Reserves

Holdings purchases insurance policies for workers’ compensation, automobile and product and general liability. These policies include high deductibles for which Holdings is responsible. These deductibles are estimated and recorded as expenses in the period incurred. Estimates of these expenses are updated each quarter and are adjusted accordingly. These estimates are subject to substantial uncertainty because of several factors that are difficult to predict, including actual claims experience, regulatory changes, litigation trends and changes in inflation. Estimated unpaid losses for which Holdings is responsible are included in the consolidated balance sheets in “Accrued expenses and other current liabilities.”

Environmental

Holdings is subject to a variety of federal, state, local and foreign environmental, health and safety laws and regulations, including those governing the discharge of pollutants into the air or water, the management and disposal of hazardous substances or wastes, and the cleanup of contaminated sites. UCI International or its predecessors have been identified as a potentially responsible party, or is otherwise currently responsible, for contamination at five sites. One of these sites is a former facility in Edison, New Jersey (the “New Jersey Site”), where a state agency has ordered UCI International to continue with the monitoring and investigation of chlorinated solvent contamination. The New Jersey Site has been the subject of litigation to determine whether a neighboring facility was responsible for contamination discovered at the New Jersey Site. A judgment has been rendered in that litigation to the effect that the neighboring facility is not responsible for the contamination. UCI International is analyzing what further investigation and remediation, if any, may be required at the New Jersey Site. UCI International is also responsible for a portion of chlorinated solvent contamination at a previously owned site in Solano County, California (the “California Site”), where UCI International, at the request of the regional water board, is investigating and analyzing the nature and extent of the contamination and is conducting some remediation. Holdings has engaged environmental remediation consultants to assist with estimating the most likely environmental cost. Based on currently available information, management believes that the cost of the ultimate outcome of the environmental matters related to the New Jersey Site and the California Site will not exceed the $1.3 million accrued at December 31, 2012 by a material amount, if at all. During the Successor years ended December 31, 2012 and 2011, increases of $0.5 million and $0.3 million, respectively, in the environmental accruals were recorded based upon revised environmental remediation projections. However, because all investigation and analysis has not yet been completed and due to the inherent uncertainty in such environmental matters, it is possible that the ultimate outcome of these matters could have a material adverse effect on the financial results for a single year.

In addition to the two matters discussed above, UCI International or its predecessors have been named as a potentially responsible party at a third-party waste disposal site in Calvert City, Kentucky (the “Kentucky Site”). UCI International estimates settlement costs of $0.1 million for this site. During 2011, UCI International completed remediation activities at two of its manufacturing sites (the “Manufacturing Sites”). UCI International also retains responsibility for remediation activities at a former manufacturing site (the “Former Manufacturing Site”) for which remediation settlement costs are estimated to be $0.1 million. In addition, UCI International is party to a remedy plan for an EPA Superfund site in Mayville, Wisconsin (the “Wisconsin Site”) related to hazardous and other waste disposal. Based on the settlement agreement, UCI International estimates its settlement cost at less than $0.1 million. UCI International anticipates that the majority of the $0.2 million reserved for settlement and remediation costs will be spent in the next year. To date, the expenditures related to the Kentucky Site, the Former Manufacturing Site and the Wisconsin Site have been immaterial.

Antitrust Litigation

Starting in 2008, UCI and its wholly-owned subsidiary, Champion Laboratories, Inc., (“Champion”), were named as defendants in numerous antitrust complaints originally filed in courts around the country. The complaints allege that several defendant filter manufacturers engaged in price fixing for aftermarket automotive filters in violation of Section 1 of the Sherman Act and/or state law. Some of these complaints are putative class actions on behalf of all persons that purchased aftermarket filters in the U.S. directly from the defendants, from 1999 to March 8, 2012. Others are putative class actions on behalf of all persons who acquired indirectly aftermarket filters manufactured and/or distributed by one or more of the defendants, from 1999 to March 8, 2012. The complaints seek treble damages, an injunction against future violations, costs and attorney’s fees.

On August 18, 2008, the Judicial Panel on Multidistrict Litigation, (“JPML”), transferred these cases to the United States District Court for the Northern District of Illinois for coordinated and consolidated pretrial proceedings.

On November 26, 2008, the direct purchaser plaintiffs filed a Consolidated Amended Complaint. This complaint names Champion as one of multiple defendants, but it does not name UCI. The complaint is a putative class action and alleges violations of Section 1 of the Sherman Act in connection with the sale of light duty (i.e., automotive and light truck) oil, air and fuel filters for sale in the aftermarket. The direct purchaser plaintiffs seek treble damages, an injunction against future violations, costs and attorney’s fees.

On January 12, 2009, Champion, but not UCI, was named as one of ten defendants in a related action filed in the Superior Court of California for the County of Los Angeles on behalf of a purported class of direct and indirect purchasers of aftermarket filters. This case has been removed to federal court and transferred to the Northern District of Illinois for coordinated pre-trial proceedings. On February 25, 2010, the California plaintiffs filed an amended complaint on behalf of a putative class of operators of service stations in California who indirectly purchased for resale oil, air, transmission, and fuel filters from defendants.

In 2008, the Office of the Attorney General for the State of Florida issued Antitrust Civil Investigative Demands to Champion and UCI requesting documents and information related to the sale of oil, air, fuel and transmission filters. On April 16, 2009, the Florida Attorney General filed a complaint against Champion and eight other defendants in the Northern District of Illinois. The complaint alleges violations of Section 1 of the Sherman Act and Florida law related to the sale of aftermarket filters. The complaint asserts direct and indirect purchaser claims on behalf of Florida governmental entities and Florida consumers. It seeks treble damages, penalties, fees, costs and an injunction. The Florida Attorney General action is being coordinated with the rest of the filters cases pending in the Northern District of Illinois.

On December 21, 2009, William G. Burch filed a related complaint under seal in the United States District Court for the Northern District of Oklahoma against Champion and other defendants on behalf of the United States as a qui tam relator pursuant to the False Claims Act, 31 U.S.C. § 3729, et seq. On June 10, 2010, the United States filed a Notice of the United States’ Election to Decline Intervention. On June 17, 2010, the court ordered the complaint unsealed and directed Mr. Burch to serve it on the defendants which he has done. The JPML transferred this action to the Northern District of Illinois for coordinated pre-trial proceedings with the other aftermarket filters matters pending there. Mr. Burch filed a First Amended complaint there on November 24, 2010 raising claims under the federal False Claims Act, and similar acts of nineteen states and the District of Columbia. On November 18, 2011, the parties stipulated to dismissal of this action with prejudice as to future complaints by Mr. Burch as a relator. However, the stipulation of dismissal was without prejudice to the rights of the United States to bring an action under the False Claims Act on its own behalf.

On August 9, 2010, the County of Suffolk, New York, filed a related complaint in the United States District Court for the Eastern District of New York against Champion and eight other defendants on behalf of a purported class of indirect aftermarket filter purchasers consisting of towns, counties, villages, police, fire and sanitation departments and municipalities throughout the United States. The complaint alleges violations of Section 1 of the Sherman Act and New York’s Donnelly Act. The JPML transferred this case to the Northern District of Illinois for coordinated pre-trial proceedings. On April 5, 2011 the parties filed a stipulation dismissing this action without prejudice.

On February 24, 2011, the indirect purchaser plaintiffs filed a Fourth Amended Consolidated Indirect Purchaser Complaint. This complaint names Champion as one of multiple defendants, but it does not name UCI. The complaint is a putative class action and alleges violations of Section 1 of the Sherman Act and violations of state antitrust, consumer protection and unfair competition law related to the sale of replacement motor vehicle oil, fuel and engine air filters. The indirect purchaser plaintiffs seek treble damages, penalties and punitive damages where available, an injunction against future violations, disgorgement of profits, costs and attorneys’ fees. Champion’s answer to the third amended complaint was filed on March 25, 2011.

On April 14, 2011, the court entered a 90-day stay of all proceedings in all actions consolidated in the Northern District of Illinois by the JPML. The parties to these consolidated actions jointly requested this stay in light of a pending criminal investigation by the United States Attorney’s Office of the Eastern District of Pennsylvania into evidence and statements related to William G. Burch. On June 21, 2011, the United States Attorney’s Office of the Eastern District of Pennsylvania charged William G. Burch with knowingly and willfully making false and fraudulent statements to the Antitrust Division of the Department of Justice with the intent to impede the Antitrust Division’s investigation. On June 29, 2011, William G. Burch pleaded guilty to these charges.

On July 14, 2011, at the request of the parties to the consolidated actions, the court extended the stay until August 23, 2011. On August 17, 2011, Champion and other defendants in the consolidated proceedings moved to exclude from evidence in the consolidated proceedings certain evidence and testimony that the class action and Florida plaintiffs obtained from William G. Burch. At a hearing on August 23, 2011, the court continued the stay pending briefing on defendants’ motions. Following additional briefing on the motions to exclude this evidence and testimony by all parties, at a hearing on October 12, 2011, the court took the motions under advisement and continued the stay until a hearing on all motions to be held on January 20, 2012.

On January 20, 2012, the court denied the pending motions without prejudice and lifted the stay. On February 3, 2012, the court issued a scheduling order under which discovery as to the conspiracy element of the plaintiffs’ claims would close on October 31, 2012.

On February 9, 2012, the parties announced that Champion and two other defendants had reached an agreement in principle with all plaintiffs to settle the remaining actions. On March 8, 2012, the parties executed a settlement agreement. On April 24, 2012, the court granted preliminary approval of the proposed settlements with each of the putative classes. On July 31, 2012, pursuant to the terms of the settlement, the court dismissed with prejudice the State of Florida’s claims against Champion. On October 10, 2012 and October 25, 2012, the court entered orders approving the settlements with the direct purchaser and the indirect purchaser plaintiffs, respectively, certifying the settlement classes and dismissing the actions with prejudice. The periods for appeal of these orders expired on November 2, 2012 and November 26, 2012, respectively, without any notice of appeal having been filed.

On September 28, 2012, the court amended its preliminary approval of the gas retailer plaintiffs’ settlement to extend the deadline for mailing the notice to potential class members from June 19, 2012 to October 3, 2012, and extended the deadline for objections to or requests for exclusion from the proposed settlement from August 3, 2012 to November 9, 2012. On November 28, 2012, the court entered an order approving the settlement, certifying the settlement class and dismissing the action with prejudice. The time for appeal of this order expired on December 28, 2012, without any notice of appeal having been filed.

Champion, but not UCI, was also named as one of five defendants in a class action filed in Quebec, Canada in 2008. This action alleges conspiracy violations under the Canadian Competition Act and violations of the obligation to act in good faith related to the sale of aftermarket filters. The plaintiff seeks joint and several liability against the five defendants in the amount of C$5 million in compensatory damages and C$1 million in punitive damages. The plaintiff is seeking authorization to have the matter proceed as a class proceeding, which motion has not yet been ruled on.

Champion, but not UCI, was also named as one of 14 defendants in a class action filed in Ontario, Canada in 2008. This action alleges civil conspiracy, intentional interference with economic interests, and conspiracy violations under the Canadian Competition Act related to the sale of aftermarket filters. The plaintiff seeks joint and several liability against the 14 defendants in the amount of C$150 million in general damages and C$15 million in punitive damages. The plaintiff is also seeking authorization to have the matter proceed as a class proceeding, which motion has not yet been ruled on.

On June 10, 2010, the Office of the Attorney General for the State of Washington issued an Antitrust Civil Investigative Demand to Champion requesting documents and information related to the sale of oil, air, fuel and transmission filters. Champion has been informed by the Attorney General’s office that the investigation has been closed.

The Antitrust Division of the Department of Justice (“DOJ”) investigated the allegations raised in these suits and certain current and former employees of the defendants, including Champion, testified pursuant to subpoenas. On January 21, 2010, DOJ sent a letter to counsel for Champion stating that “the Antitrust Division’s investigation into possible collusion in the replacement auto filters industry is now officially closed.”

During the Successor year ended December 31, 2012, post-trial costs of $1.2 million were incurred. During the fourth quarter of 2011, a provision of $7.8 million was recorded related to the aforementioned February 9, 2012 settlement agreement. During the Successor year ended December 31, 2011, the Predecessor period January 1, 2011 through January 25, 2011 and the Predecessor year ended December 31, 2010, $3.9 million, $0.8 million and $7.2 million, respectively, was incurred defending against these claims. These amounts are included in the consolidated statements of comprehensive income (loss) in “Antitrust litigation costs.”

Value-added Tax Receivable

A wholly-owned Mexican subsidiary of Champion has outstanding receivables denominated in Mexican pesos in the amount of $2.1 million from the Mexican Department of Finance and Public Credit currently recorded in the consolidated balance sheets as of December 31, 2012. The receivables relate to refunds of Mexican value-added tax, to which Champion believes it is entitled in the ordinary course of business. The local Mexican tax authorities have rejected the claims for these refunds, and the Mexican subsidiary commenced litigation in the regional federal administrative and tax courts to order the local tax authorities to process these refunds. In September 2012, the tax court found in favor of the Mexican subsidiary in the largest of the three claims ruling that the Mexican subsidiary is entitled to a refund of $2.1 million (27.0 million Mexican pesos). The Mexican tax authorities did not appeal the ruling and a refund is expected in 2013. During 2012, rulings on claims of $0.8 million (9.8 million Mexican pesos) were lost without recourse. There are also claims totaling $0.3 million (3.7 million Mexican pesos) pending final rulings by the tax courts. No adjustment has been made to the refund receivable due to continued uncertainties surrounding the collectability of the remaining claims.

Patent Litigation

Champion was a defendant in litigation with Parker-Hannifin Corporation (“Parker-Hannifin”) pursuant to which Parker-Hannifin claimed that certain of Champion’s products infringed on a Parker-Hannifin patent. On December 11, 2009, following trial, a jury verdict was reached, finding in favor of Parker-Hannifin with damages of $6.5 million. On May 3, 2010, the court entered a partial judgment in this matter, awarding Parker-Hannifin $6.5 million in damages and a permanent injunction. Both parties filed post-trial motions. Parker-Hannifin sought treble damages and attorneys’ fees. Champion sought a judgment as a matter of law on the issues of infringement and patent invalidity. On March 17, 2011, the court issued an order denying Champion’s motion for a judgment at law and awarding Parker-Hannifin an additional $3.3 million in damages plus attorneys’ fees, originally estimated to be $1.5 million and later revised to record an additional $0.5 million provision. Given that this litigation existed at the date of the UCI Acquisition, the additional $0.5 million provision was recorded in the Predecessor consolidated statement of comprehensive income (loss) for the period January 1, 2011 through January 25, 2011. On April 15, 2011, Champion appealed the court order and the appeals court subsequently ordered the parties to enter into court-sponsored mediation. On July 18, 2011, Champion and Parker-Hannifin reached a settlement of this litigation, as well as other disputes between the companies. The settlement included the payment of $9.0 million by Champion to Parker-Hannifin, $0.5 million in discounts granted to Champion for future purchases by Champion of Parker-Hannifin products, and the dismissal with prejudice of this case and certain other cases between the companies. Champion made the $9.0 million payment during the third quarter of 2011. During the Successor year ended December 31, 2011, Champion incurred post-trial costs of $0.4 million. These costs are included in the consolidated statements of comprehensive income (loss) in “Patent litigation costs”.

Product Recall

During the Successor year ended December 31, 2012, Holdings recalled certain defective products manufactured by Holdings’ Chinese operations and distributed by a Holdings’ Spanish subsidiary. In the Successor year ended December 31, 2012, Holdings recorded a provision of $1.2 million for this matter. As of December 31, 2012, Holdings had paid $0.3 million of costs related to this matter. Due to the uncertainties inherent in this matter, the estimates are subject to change, which could be significant. Holdings believes that it has insurance coverage for a significant percentage of the costs related to this matter. As of the date of this report, Holdings has not confirmed the amount of any potential insurance reimbursement and therefore no insurance recovery has been recorded.

Other Litigation

Holdings is subject to various other contingencies, including routine legal proceedings and claims arising out of the normal course of business. These proceedings primarily involve commercial claims, product liability claims, personal injury claims and workers’ compensation claims. The outcome of these lawsuits, legal proceedings and claims cannot be predicted with certainty. Nevertheless, Holdings’ management believes that the outcome of any of these currently existing proceedings, even if determined adversely, would not have a material adverse effect on our financial condition or results of operations.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 15 — RELATED PARTY TRANSACTIONS

Holdings has entered into agreements of indemnification for the benefit of the directors and officers of certain subsidiaries of Holdings, including UCI International, Inc. and the guarantors of the Senior Notes and the Senior Secured Credit Facilities.

In addition to the related party transactions discussed below, from time to time Holdings enters into other transactions with affiliates which are not material to Holdings or its affiliates.

During the Successor years ended December 31, 2012 and 2011, Holdings undertook a number of transactions with the following related party entities that are under the common ultimate control of Mr. Graeme Hart:

•	Rank Group;

•	Autoparts Holdings; and

•	Reynolds Group Holdings Limited

The nature and amounts of the transactions entered into with these related parties are described further below.

	Transaction values		Balance outstanding as of
In millions	Year Ended December 31, 2012	Year Ended December 31, 2011	December 31, 2012	December 31, 2011
Related Party Receivables
Autoparts Holdings Limited
Recharges of services (a)	$19.9	$8.2	$2.7	$8.2
Joint services agreement (b)	2.6	0.4	0.6	0.4
Sale of goods (c)	56.4	0.4	17.3	0.4
Asset purchase agreement (c)	—	5.6	—	2.3
Asset sales (c)	0.5	—	—	—
Purchase of goods (c)	(1.6)	(0.5)	(0.7)	(0.5)
Related Party Payables
Rank Group Limited
Recharges for professional services (d)	0.1	18.1	—	0.4
Reynolds Group Holdings Limited
Recharges of services (e)	0.3	0.7	—	0.7
Autoparts Holdings Limited
Purchase of goods (c)	2.4	0.7	0.7	0.1

(a)	During the Successor years ended December 31, 2012 and 2011, Holdings incurred total costs of $27.0 million and $12.5 million, respectively, related to the implementation of the cost sharing and manufacturing arrangements with FRAM Group. The recharge of services is based on the level of services provided or specific costs. The amounts of the recharges of services in the table are for FRAM Group’s share of these costs. The amounts are to be repaid in the normal course of business.
(b)	On July 29, 2011, UCI International, Inc. entered into a Joint Services Agreement (“JSA”) with Autoparts Holdings. Under the agreement, UCI International, Inc. and Autoparts Holdings each agreed to purchase certain administrative services from the other party. The agreement had an initial term of one year that was automatically renewed on July 29, 2012 for an additional one year period. The agreement may be terminated without cause by either party upon 120 days’ advance written notice to the other party. The agreement may also be terminated for breach or termination of affiliation. The agreement contains representations, warranties and indemnity obligations customary for agreements of this type. The costs billed out under the JSA are based upon the level of services provided. These amounts are to be repaid in the normal course of business.
(c)

The UCI International and FRAM Group businesses each include filtration products. As a result, opportunities exist to realize cost savings and operational efficiencies between the two filtration businesses as well as to consolidate a number of administrative functions to reduce the costs of the respective companies. As a result of Holdings cost sharing and manufacturing arrangements with FRAM Group, during 2011, FRAM Group announced that it would cease operating at two locations and relocate those operations into other FRAM Group and UCI International filtration manufacturing locations. The first plant closing occurred in the fourth quarter of 2011 and the second plant ceased operations in September 2012. UCI International and FRAM Group continue to maintain their own customer relationships and continue to supply their existing customers. Where FRAM Group production is relocated to UCI International filtration manufacturing locations, UCI International manufactures and supplies products to FRAM Group in order to meet its customers’ orders. Product purchase orders are entered into by UCI International and FRAM Group on an arm’s-length basis to document the terms of the sale of products between the two related businesses. The related party sale of goods in the table above are included in net sales on the consolidated statements of comprehensive income (loss) and include a transfer-price markup of approximately 10%.

In connection with these actions, Champion entered into an asset purchase agreement, dated March 21, 2012, with FRAM Group to purchase certain equipment for $5.6 million, which has been relocated to Champion’s plant locations. The full amount of the purchase price was paid by Champion during the fourth quarter of 2011. As of December 31, 2012, all equipment had been transferred to Champion and the balance of $0.7 million representing purchase price in excess of asset value transferred was repaid by FRAM Group to Champion.

During the Successor year ended December 31, 2012, Champion sold certain engineering equipment to FRAM Group for use in the combined Champion and FRAM filtration manufacturing process. The cost of this equipment was paid during 2012.

During the Successor year ended December 31, 2012, Champion purchased from FRAM Group certain materials and component parts used in the manufacturing of products by Champion for FRAM Group.

As of December 31, 2012, UCI (Shanghai) had a net payable of $0.7 million to FRAM Group related to ongoing operations between UCI (Shanghai) and FRAM Group for activity during the Successor year ended December 31, 2012. These amounts are to be repaid in the normal course of business.

(d)	During the Successor years ended December 31, 2012 and 2011, Rank Group incurred on behalf of Holdings third party professional fees and expenses, which were then charged to Holdings. These amounts are to be repaid in the normal course of business.
(e)	During the Successor years ended December 31, 2012 and 2011, a subsidiary of Reynolds Group Holdings Limited billed UCI International, Inc. for rent and facility services costs. These amounts are to be repaid in the normal course of business.

Geographic Information	12 Months Ended
Dec. 31, 2012
Geographic Information [Abstract]
GEOGRAPHIC INFORMATION

NOTE 16 — GEOGRAPHIC INFORMATION

Net sales by region were as follows (in millions):

	Successor		Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
United States	$840.3	$767.6	$67.4	$805.4
Canada	32.7	30.0	2.6	31.4
Mexico	22.2	23.8	2.4	23.5
United Kingdom	12.2	14.1	1.0	15.6
France	11.7	12.6	1.2	10.7
Germany	8.9	7.1	0.5	6.5
China	8.5	6.7	0.2	3.5
Spain	4.6	4.9	0.5	4.4
Other	43.4	43.4	3.0	44.0

	$984.5	$910.2	$78.8	$945.0

Net long-lived assets by region were as follows (in millions):

	Successor
	December 31, 2012	December 31, 2011
United States	$812.7	$829.9
China	45.1	42.7
Spain	20.5	21.2
Mexico	10.8	12.8
Other	1.0	1.0

	$890.1	$907.6

Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION

NOTE 17 — STOCK-BASED COMPENSATION

Prior to the UCI Acquisition, UCI International, Inc. maintained an equity incentive plan, which permitted the granting of options to purchase shares of common stock of UCI International, Inc. to its employees, directors, and consultants, as well as the granting of restricted shares of UCI International, Inc. common stock. Options vested over an eight year period, and could accelerate in the event of certain changes in control. The shares of restricted stock vested only upon a change in control of UCI International. As a result of the UCI Acquisition discussed in Note 2, the remaining unvested stock options and restricted stock became vested and the plan was terminated.

Stock Options

In 2011 and 2010, pre-tax expenses of $0.5 million and $0.4 million, respectively, were recorded for stock option based compensation by the Predecessor. The stock option based compensation recorded was a non-cash charge.

At January 1, 2011, there was $0.5 million of unrecognized compensation cost relating to outstanding unvested stock options. As a result of the change in control resulting from the UCI Acquisition discussed in Note 2, the remaining unvested stock options became vested. This cost was recognized by UCI International as the Predecessor in January 2011.

The Black-Scholes option pricing model was used to estimate fair values of the options as of the date of grant. There were no options granted in 2011 or 2010.

Immediately preceding the date of the UCI Acquisition, there were 126,815 stock options outstanding. On the acquisition date, 97,926 options were exercised, 28,889 options were forfeited and the plan was terminated. The intrinsic value of options exercised during 2011 and 2010 was $10.9 million and $0.1 million, respectively. Proceeds from the exercise of options in 2011 and 2010 of $1.1 million and $2 thousand, respectively, were received and retained by UCI International as the Predecessor.

Restricted Stock

The terms of the restricted stock agreement provided that the shares of restricted stock of UCI International, Inc. vest only upon a change of control, as defined. The UCI Acquisition resulted in a change of control. At January 25, 2011 there were 107,840 shares outstanding with a weighted average grant date fair value of $31.94 per share. All shares outstanding became vested on the UCI Acquisition date. Accordingly, compensation expense of $13.2 million, which was equal to the fair value of the restricted stock at the date of the UCI Acquisition, was recognized by UCI International in the Predecessor period January 1, 2011 through January 25, 2011.

In addition, UCI International incurred $1.4 million of non-recurring costs associated with the stock-based compensation expense in the Predecessor period January 1, 2011 through January 25, 2011.

Fair Value Accounting	12 Months Ended
Dec. 31, 2012
Fair Value Accounting [Abstract]
FAIR VALUE ACCOUNTING

NOTE 18 — FAIR VALUE ACCOUNTING

The accounting guidance on fair value measurements uses the term “inputs” to broadly refer to the assumptions used in estimating fair values. It distinguishes between (i) assumptions based on market data obtained from independent third party sources (“observable inputs”) and (ii) Holdings’ assumptions based on the best information available (“unobservable inputs”). The accounting guidance requires that fair value valuation techniques maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy consists of the three broad levels listed below. The highest priority is given to Level 1, and the lowest is given to Level 3.

Level 1 — Quoted market prices in active markets for identical assets or liabilities

Level 2 — Inputs other than Level 1 inputs that are either directly or indirectly observable

Level 3 — Unobservable inputs developed using Holdings’ estimates and assumptions, which reflect those that market participants would use when valuing an asset or liability

The determination of where an asset or liability falls in the hierarchy requires significant judgment.

Assets measured at fair value on a nonrecurring basis

In 2012 and 2011, no assets were adjusted to their fair values on a nonrecurring basis, except for the impact of the allocation of the UCI Acquisition purchase price.

Fair value of financial instruments

Cash and cash equivalents - The carrying amount of cash and cash equivalents approximates fair value because the original maturity is less than 90 days.

Trade accounts receivable - The carrying amount of trade receivables approximates fair value because of their short outstanding terms.

Trade accounts payable - The carrying amount of trade payables approximates fair value because of their short outstanding terms.

Short-term borrowings - The carrying value of these borrowings equals fair value because their interest rates reflect current market rates.

Long-term debt – The fair value of the Senior Notes at December 31, 2012 and 2011 was $399.0 million and $399.5 million, respectively. The estimated fair value of these notes was based on bid/ask prices, as reported by a third party bond pricing service. Due to the infrequency of trades of these notes, these inputs are considered to be Level 2 inputs.

The fair value of the Senior Secured Term Loan Facility at December 31, 2012 and 2011 was $296.2 million and $297.4 million, respectively. The estimated fair value of borrowings under the Senior Secured Term Loan Facility was based on the bid/ask prices, as reported by a third party bond pricing service. Due to the infrequency of trades, this input is considered to be a Level 2 input.

Due to recently entering into the economic development loan in September 2012, the fair value of the loan was $0.5 million at December 31, 2012.

Joint Venture Sale	12 Months Ended
Dec. 31, 2012
Joint Venture Sale [Abstract]
JOINT VENTURE SALE

NOTE 19 — JOINT VENTURE SALE

In May 2010, UCI International completed the sale of its entire 51% interest in its Chinese joint venture to the joint venture partner, Shandong Yanzhou Liancheng Metal Products Co. Ltd. (“LMC”). The sale price was $0.9 million, plus the assumption of certain liabilities due to UCI International of $2.4 million, less estimated transaction costs. Cash proceeds at closing, net of transaction costs and cash sold, were $0.3 million. UCI International recorded a non-cash charge of $1.1 million.

The following table summarizes the net book value of the joint venture at the date of sale, proceeds of the sale and the resultant loss (in millions):

Current assets (excluding cash sold of $0.3 million)	$3.4
Long-lived assets	5.1
Current liabilities	(2.6)
Noncurrent liabilities	(0.3)
Noncontrolling interest	(1.8)

Net book value of joint venture investment sold	3.8
Less proceeds:
Liabilities assumed by LMC	(2.4)
Cash proceeds (net of transaction costs and cash sold)	(0.3)

Loss on sale of joint venture interest	$1.1

In connection with the sale, UCI International entered into a long-term supply agreement pursuant to which LMC will supply certain components to UCI International. As part of this long-term supply agreement, LMC will purchase from UCI International all the aluminum necessary to produce aluminum parts to be supplied under the agreement.

Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2012
Other Comprehensive Income (Loss) [Abstract]
OTHER COMPREHENSIVE INCOME (LOSS)

NOTE 20 — OTHER COMPREHENSIVE INCOME (LOSS)

Accumulated other comprehensive income (loss) was as follows (in millions):

	Predecessor
	Foreign Currency Adjustment	Pension and OPEB Liability	Total Accumulated Other Comprehensive Income (Loss)
Balance at January 1, 2010	$(1.7)	$(30.8)	$(32.5)
2010 change	(0.1)	(8.9)	(9.0)

Balance at December 31, 2010	(1.8)	(39.7)	(41.5)
2011 change	0.7	0.1	0.8

Balance at January 25, 2011	$(1.1)	$(39.6)	$(40.7)

	Successor
	Foreign Currency Adjustment	Pension and OPEB Liability	Total Accumulated Other Comprehensive Income (Loss)
Balance at November 26, 2010	$—	$—	$—
2010 change	—	—	—

Balance at December 31, 2010	—	—	—
2011 change	(4.7)	(29.8)	(34.5)

Balance at December 31, 2011	(4.7)	(29.8)	(34.5)
2012 change	1.9	(11.0)	(9.1)

Balance at December 31, 2012	$(2.8)	$(40.8)	$(43.6)

Other Information	12 Months Ended
Dec. 31, 2012
Other Information [Abstract]
OTHER INFORMATION

NOTE 21 — OTHER INFORMATION

Cash payments for interest and income taxes (net of refunds) were as follows (in millions):

	Successor		Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Interest	$52.5	$39.9	$2.7	$27.2
Income taxes (net of refunds)	$7.7	$3.6	$0.3	$14.5

Cash payments for interest in the year ended December 31, 2011 by the Successor were $39.9 million, which included $3.9 million of interest on the Senior PIK Notes that accrued from December 15, 2010, the last date that interest was paid through issuance of new Senior PIK Notes.

Holdings retains its bank accounts with a relatively small number of high quality financial institutions. Substantially all of the cash and cash equivalents, including foreign cash balances at December 31, 2012 and 2011, were uninsured. Non-U.S. cash balances at December 31, 2012 and 2011 were $12.4 million and $12.1 million, respectively.

At December 31, 2012 and 2011, there were 1,002 and 1,001, respectively, ordinary shares of Holdings authorized, issued and outstanding.

Concentration of Risk	12 Months Ended
Dec. 31, 2012
Concentration of Risk [Abstract]
CONCENTRATION OF RISK

NOTE 22 — CONCENTRATION OF RISK

Holdings sells vehicle parts to a wide base of customers primarily in the automotive aftermarket. Holdings has outstanding receivables owed by these customers and to date has experienced no significant collection problems. Sales to a single customer, AutoZone, accounted for 32.6%, 32.3% and 31.2% of total net sales for the Successor year ended December 31, 2012, the Combined Year Ended December 31, 2011 and the Predecessor year ended December 31, 2010, respectively. No other customer accounted for more than 10% of total net sales for the Successor years ended December 31, 2012 and 2011 and Predecessor year ended December 31, 2010. At December 31, 2012 and 2011, the receivable balances from AutoZone were $140.8 million and $141.6 million, respectively.

Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information (Unaudited) [Abstract]
QUARTERLY FINANCIAL INFORMATION (unaudited)

NOTE 23 — QUARTERLY FINANCIAL INFORMATION (unaudited)

The following is a summary of the unaudited quarterly results of operations. Holdings believes that all adjustments considered necessary for a fair presentation in accordance with generally accepted accounting principles have been included (in millions).

	Successor
	Quarter Ended March 31, 2012	Quarter Ended June 30, 2012	Quarter Ended September 30, 2012	Quarter Ended December 31, 2012
Net sales	$261.6	$234.6	$249.8	$238.5
Gross profit	67.0	53.1	58.9	59.5
Net income (loss)	6.9	(4.4)	4.8	7.3

	Combined	Successor
	Quarter Ended March 31, 2011	Quarter Ended June 30, 2011	Quarter Ended September 30, 2011	Quarter Ended December 31, 2011
Net sales	$245.5	$251.9	$254.2	$237.4
Gross profit	41.3	60.2	63.2	53.6
Net income (loss)	(48.1)	5.9	2.0	(6.3)

Holdings’ quarterly results were affected by the gains and (losses) described in Notes 2, 3, 6, 8, 11, 14 and 17. Below is a summary of the gains and (losses). None of these gains and (losses) affected net sales or gross profit. The amounts below are after-tax amounts (in millions):

	Successor
	Quarter Ended March 31, 2012	Quarter Ended June 30, 2012	Quarter Ended September 30, 2012	Quarter Ended December 31, 2012
Note 3 Restructuring costs	$—	$(2.3)	$(0.4)	$(0.9)
Note 14 Antitrust litigation costs	(0.3)	(0.2)	(0.2)	—

	Combined	Successor
	Quarter Ended March 31, 2011	Quarter Ended June 30, 2011	Quarter Ended September 30, 2011	Quarter Ended December 31, 2011
Note 2 Merger and acquisition costs	$(8.3)	$(1.5)	$(0.1)	$—
Note 3 Restructuring costs	(0.1)	(0.4)	(0.1)	(0.2)
Note 6 Inventory step-up	(9.6)	(0.3)	—	—
Note 8 Trademark impairment loss	—	—	—	(2.3)
Note 11 Loss on early extinguishment of debt	(14.7)	—	—	—
Note 14 Antitrust litigation costs	(1.9)	(0.4)	(0.4)	(4.9)
Note 14 Patent litigation costs	(0.3)	(0.1)	(0.1)	—
Note 17 Stock-based compensation expense	(9.2)	—	—	—

Guarantor and Non-Guarantor Financial Statements	12 Months Ended
Dec. 31, 2012
Guarantor and Non-Guarantor Financial Statements [Abstract]
GUARANTOR AND NON-GUARANTOR FINANCIAL STATEMENTS

NOTE 24 — GUARANTOR AND NON-GUARANTOR FINANCIAL STATEMENTS

Certain of Holdings’ subsidiaries have guaranteed UCI International, Inc.’s obligations under the Senior Notes described in Note 11. Certain of Holdings’ subsidiaries have entered into guarantee and security arrangements in respect of UCI International, Inc.’s indebtedness under the Senior Secured Credit Facilities described in Note 11.

The condensed financial information for the Successor that follows includes condensed financial statements for (a) Holdings, which is the parent of UCI International, Inc. and a guarantor of the Senior Notes, (b) UCI International, Inc., which is the issuer of the Senior Notes and borrower under the Senior Secured Credit Facilities, (c) certain of the domestic subsidiaries, which guarantee the Senior Notes and borrowings under the Senior Secured Credit Facilities (the “Guarantor Subsidiaries”), (d) the foreign subsidiaries and certain domestic subsidiaries which do not guarantee the Senior Notes and borrowings under the Senior Secured Credit Facilities (the “Non-Guarantor Subsidiaries”), and (e) consolidated Holdings. Also included are consolidating entries, which principally consist of eliminations of investments in consolidated subsidiaries and intercompany balances and transactions. The overall allocation of the UCI Acquisition purchase price was finalized as of December 31, 2011. However, the allocation of goodwill at December 31, 2011 among the Guarantor Subsidiaries and Non-Guarantor Subsidiaries had been prepared on a preliminary basis and was finalized during the first quarter of 2012.

The condensed financial information for the Predecessor that follows includes condensed financial statements for (a) UCI International, Inc., which is the issuer of the Senior Notes and borrower under the Senior Secured Credit Facilities, (b) the Guarantor Subsidiaries, (c) the Non-Guarantor Subsidiaries, and (d) consolidated UCI International. Also included are consolidating entries, which principally consist of eliminations of investments in consolidated subsidiaries and intercompany balances and transactions.

Separate financial statements of the Guarantor Subsidiaries are not presented because their guarantees are full and unconditional and joint and several.

Condensed Consolidating Balance Sheet

December 31, 2012

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Assets
Current assets
Cash and cash equivalents	$78,917	$—	$1	$61,565	$4,921	$12,430
Intercompany receivables—current	—	(209,524)	—	165,519	22,536	21,469
Accounts receivable, net	227,542	—	—	—	210,462	17,080
Related party receivables	19,872	—	—	—	19,872	—
Inventories, net	175,291	—	—	—	150,045	25,246
Deferred tax assets	28,877	—	—	1,588	26,228	1,061
Other current assets	27,105	—	—	522	18,175	8,408

Total current assets	557,604	(209,524)	1	229,194	452,239	85,694
Property, plant and equipment, net	160,174	—	—	—	118,551	41,623
Investment in subsidiaries	—	(1,088,248)	271,176	722,420	94,652	—
Goodwill	309,102	—	—	—	278,570	30,532
Other intangible assets, net	399,585	—	—	—	391,771	7,814
Intercompany receivables non-current	—	(8,577)	—	—	8,577	—
Deferred financing costs, net	17,483	—	—	17,483	—	—
Other long-term assets	3,732	—	—	—	3,145	587

Total assets	$1,447,680	$(1,306,349)	$271,177	$969,097	$1,347,505	$166,250

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$132,803	$—	$—	$—	$108,067	$24,736
Short-term borrowings	—	—	—	—	—	—
Current maturities of long-term debt	3,177	—	—	3,000	177	—
Related party payables	734	—	16	—	27	691
Intercompany payables—current	—	(209,525)	—	—	188,358	21,167
Accrued expenses and other current liabilities	115,453	1	—	15,389	90,742	9,321

Total current liabilities	252,167	(209,524)	16	18,389	387,371	55,915
Long-term debt, less current maturities	690,748	—	—	690,079	669	—
Pension and other postretirement liabilities	120,093	—	—	—	119,501	592
Deferred tax liabilities	110,965	—	—	(10,547)	116,012	5,500
Intercompany payables—non-current	—	(8,577)	—	—	—	8,577
Other long-term liabilities	2,546	—	—	—	1,532	1,014
Total shareholder’s equity (deficit)	271,161	(1,088,248)	271,161	271,176	722,420	94,652

Total liabilities and shareholder’s equity (deficit)	$1,447,680	$(1,306.349)	$271,177	$969,097	$1,347,505	$166,250

Condensed Consolidating Balance Sheet

December 31, 2011

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Assets
Current assets
Cash and cash equivalents	$67,697	$—	$—	$16	$55,575	$12,106
Intercompany receivables—current	—	(59,347)	—	—	36,073	23,274
Accounts receivable, net	256,679	—	—	—	238,495	18,184
Related party receivables	10,760	—	—	—	10,760	—
Inventories, net	158,063	—	—	—	134,868	23,195
Deferred tax assets	37,894	—	—	1,380	36,475	39
Other current assets	15,375	—	—	58	9,346	5,971

Total current assets	546,468	(59,347)	—	1,454	521,592	82,769
Property, plant and equipment, net	153,044	—	—	—	113,328	39,716
Investment in subsidiaries	—	(1,042,250)	265,686	682,964	93,600	—
Goodwill	308,821	—	—	—	277,445	31,376
Other intangible assets, net	423,687	—	—	—	415,196	8,491
Intercompany receivables non-current	—	(8,754)	—	254,756	(246,002)	—
Deferred financing costs, net	20,176	—	—	20,176	—	—
Other long-term assets	1,822	—	—	—	1,060	762

Total assets	$1,454,018	$(1,110,351)	$265,686	$959,350	$1,176,219	$163,114

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$122,932	$—	$—	$—	$102,861	$20,071
Short-term borrowings	3,169	—	—	—	—	3,169
Current maturities of long-term debt	3,373	—	—	3,000	373	—
Related party payables	1,249	—	—	—	1,150	99
Intercompany payables—current	—	(59,347)	35	426	34,021	24,865
Accrued expenses and other current liabilities	130,980	—	—	14,485	110,543	5,952

Total current liabilities	261,703	(59,347)	35	17,911	248,948	54,156
Long-term debt, less current maturities	693,485	—	—	692,779	706	—
Pension and other postretirement liabilities	118,040	—	—	—	117,784	256
Deferred tax liabilities	112,714	—	—	(17,026)	124,362	5,378
Intercompany payables—non-current	—	(8,754)	—	—	—	8,754
Other long-term liabilities	2,425	—	—	—	1,455	970
Total shareholder’s equity (deficit)	265,651	(1,042,250)	265,651	265,686	682,964	93,600

Total liabilities and shareholder’s equity (deficit)	$1,454,018	$(1,110,351)	$265,686	$959,350	$1,176,219	$163,114

Condensed Consolidating Statement of Comprehensive Income (Loss)

Year Ended December 31, 2012

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net sales	$984,497	$(121,109)	$—	$—	$936,993	$168,613
Cost of sales	745,995	(121,109)	—	—	720,568	146,536

Gross profit	238,502	—	—	—	216,425	22,077
Operating expenses
Selling and warehousing	(67,413)	—	—	—	(60,396)	(7,017)
General and administrative	(58,662)	—	(3)	(17,779)	(36,398)	(4,482)
Amortization of acquired intangible assets	(22,165)	—	—	—	(21,246)	(919)
Retructuring costs, net	(5,877)	—	—	—	(2,477)	(3,400)
Antitrust litigation costs	(1,228)	—	—	—	(1,228)	—

Operating income (loss)	83,157	—	(3)	(17,779)	94,680	6,259
Other expense
Interest expense, net	(54,765)	—	—	(54,708)	(55)	(2)
Intercompany interest	—	—	—	22,397	(22,035)	(362)
Miscellaneous, net	(6,188)	—	1	—	(6,204)	15

Income (loss) before income taxes	22,204	—	(2)	(50,090)	66,386	5,910
Income tax (expense) benefit	(7,577)	—	—	17,320	(18,771)	(6,126)

Net income (loss) before equity in earnings of subsidiaries	14,627	—	(2)	32,730	47,615	(216)
Equity in earnings of subsidiaries	—	(61,812)	14,629	47,399	(216)	—

Net income (loss)	$14,627	$(61,812)	$14,627	$14,629	$47,399	$(216)

Comprehensive income (loss)	$5,472	$(67,375)	$27,298	$5,474	$38,244	$1,831

Condensed Consolidating Statement of Comprehensive Income (Loss)

Year Ended December 31, 2011

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net sales	$910,179	$(106,994)	$—	$—	$862,435	$154,738
Cost of sales	710,360	(106,994)	—	—	683,367	133,987

Gross profit	199,819	—	—	—	179,068	20,751
Operating expenses
Selling and warehousing	(66,212)	—	—	—	(59,281)	(6,931)
General and administrative	(41,612)	—	(34)	(6,972)	(29,253)	(5,353)
Amortization of acquired intangible assets	(20,378)	—	—	—	(19,457)	(921)
Merger and acquisition costs	(11,331)	—	—	(11,331)	—	—
Retructuring costs, net	(1,275)	—	—	—	(1,124)	(151)
Trademark impairment loss	(3,800)	—	—	—	(3,800)	—
Patent litigation costs	(387)	—	—	—	(387)	—
Antitrust litigation costs	(11,731)	—	—	—	(11,731)	—

Operating income (loss)	43,093	—	(34)	(18,303)	54,035	7,395
Other expense
Interest expense, net	(51,691)	—	—	(51,813)	(59)	181
Intercompany interest	—	—	—	20,726	(20,399)	(327)
Debt commitment fees	(5,945)	—	—	(5,945)	—	—
Miscellaneous, net	(4,974)	—	—	—	(5,206)	232

Income (loss) before income taxes	(19,517)	—	(34)	(55,335)	28,371	7,481
Income tax (expense) benefit	906	—	—	20,166	(16,584)	(2,676)

Net income (loss) before equity in earnings of subsidiaries	(18,611)	—	(34)	(35,169)	11,787	4,805
Equity in earnings of subsidiaries	—	(2,820)	(18,577)	16,592	4,805	—

Net income (loss)	$(18,611)	$(2,820)	$(18,611)	$(18,577)	$16,592	$4,805

Comprehensive income (loss)	$(53,090)	$74,030	$(56,273)	$(53,056)	$(17,887)	$96

Condensed Consolidating Statement of Comprehensive Income (Loss)

January 1, 2011 Through January 25, 2011

(in thousands)

	UCI				Non-
	International		UCI	Guarantor	Guarantor
	Consolidated	Eliminations	International	Subsidiaries	Subsidiaries
Net sales	$78,842	$(9,872)	$—	$75,222	$13,492
Cost of sales	60,296	(9,872)	—	58,257	11,911

Gross profit	18,546	—	—	16,965	1,581
Operating expenses
Selling and warehousing	(5,167)	—	—	(4,575)	(592)
General and administrative	(3,577)	—	—	(3,274)	(303)
Amortization of acquired intangible assets	(405)	—	—	(405)	—
Merger and acquisition costs	(5,170)	—	(5,154)	(16)	—
Stock-based compensation expense	(15,082)	—	—	(15,082)	—
Patent litigation costs	(500)	—	—	(500)	—
Antitrust litigation costs	(813)	—	—	(813)	—

Operating income (loss)	(12,168)	—	(5,154)	(7,700)	686
Other expense
Interest expense, net	(4,663)	—	(2,504)	(2,166)	7
Intercompany interest	—	—	—	30	(30)
Management fee expense	(139)	—	—	(139)	—
Loss on early extinguishment of debt	(24,153)	—	(10,004)	(14,149)	—
Miscellaneous, net	(727)	—	—	(727)	—

Income (loss) before income taxes	(41,850)	—	(17,662)	(24,851)	663
Income tax (expense) benefit	13,952	—	6,822	7,324	(194)

Net income (loss) before equity in earnings of subsidiaries	(27,898)	—	(10,840)	(17,527)	469
Equity in earnings of subsidiaries	—	16,589	(17,058)	469	—

Net income (loss)	$(27,898)	$16,589	$(27,898)	$(17,058)	$469

Comprehensive income (loss)	$(27,155)	$15,219	$(27,155)	$(16,315)	$1,096

Condensed Consolidating Statement of Comprehensive Income (Loss)

Year Ended December 31, 2010

(in thousands)

	UCI				Non-
	International		UCI	Guarantor	Guarantor
	Consolidated	Eliminations	International	Subsidiaries	Subsidiaries
Net sales	$944,983	$(104,564)	$—	$902,979	$146,568
Cost of sales	708,581	(104,564)	—	681,219	131,926

Gross profit	236,402	—	—	221,760	14,642
Operating expenses
Selling and warehousing	(60,550)	—	—	(53,955)	(6,595)
General and administrative	(43,005)	—	(6,472)	(31,926)	(4,607)
Amortization of acquired intangible assets	(5,219)	—	—	(5,219)	—
Retructuring costs, net	(1,655)	—	—	49	(1,704)
Stock-based compensation expense	(443)	—	—	(443)	—
Patent litigation costs	(5,869)	—	—	(5,869)	—
Antitrust litigation costs	(7,195)	—	—	(7,195)	—

Operating income (loss)	112,466	—	(6,472)	117,202	1,736
Other income (expense)
Interest expense, net	(60,829)	—	(32,837)	(27,988)	(4)
Intercompany interest	—	—	—	350	(350)
Management fee expense	(2,000)	—	—	(2,000)	—
Loss on early extinguishment of debt	(8,687)	—	(25)	(8,662)	—
Miscellaneous, net	(3,433)	—	—	(3,433)	—

Income (loss) before income taxes	37,517	—	(39,334)	75,469	1,382
Income tax (expense) benefit	(14,552)	—	12,901	(27,342)	(111)

Net income (loss) before equity in earnings of subsidiaries	22,965	—	(26,433)	48,127	1,271
Equity in earnings of subsidiaries	—	(50,743)	49,435	1,308	—

Net income (loss)	22,965	(50,743)	23,002	49,435	1,271
Less: Loss attributable to noncontrolling interest	(37)	—	—	—	(37)

Net income (loss) attributable to UCI International, Inc.	$23,002	$(50,743)	$23,002	$49,435	$1,308

Comprehensive income (loss)	$14,029	$(41,631)	$14,029	$40,462	$1,169

Condensed Cosolidating Statement of Cash Flow

Year Ended December 31, 2012

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net cash provided by (used in) operating activities	$51,842	$—	$(37)	$(24,668)	$59,710	$16,857

Cash flows from investing activities:
Capital expenditures	(36,786)	—	—	—	(29,136)	(7,650)
Proceeds from sale of property, plant and equipment	1,968	—	—	—	576	1,392

Net cash provided by (used in) investing activities	(34,818)	—	—	—	(28,560)	(6,258)

Cash flows from financing actvities:
Issuances of debt	500	—	—	—	500	—
Debt repayments	(6,552)	—	—	(3,000)	(376)	(3,176)
Equity contribution	38	—	38	—	—	—
Intercompany dividend (paid) received	—	—	—	—	5,239	(5,239)
Change in intercompany indebtedness	—	—	—	89,237	(87,167)	(2,070)

Net cash provided by (used in) financing activities	(6,014)	—	38	86,237	(81,804)	(10,485)
Effect of exchange rate changes on cash	210	—	—	—	—	210

Net increase (decrease) in cash and cash equivalents	11,220	—	1	61,549	(50,654)	324
Cash and cash equivalents at beginning of period	67,697	—	—	16	55,575	12,106

Cash and cash equivalents at end of period	$78,917	$—	$1	$61,565	$4,921	$12,430

Condensed Cosolidating Statement of Cash Flow

Year Ended December 31, 2011

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net cash provided by (used in) operating activities	$55,662	$—	$—	$(56,800)	$108,297	$4,165

Cash flows from investing activities:
Acquisition of UCI International, Inc., net of cash acquired	(185,268)	—	—	(375,000)	180,086	9,646
Acquisition of Honeywell Automotive Parts Services
(Shanghai) Co., Ltd. Assets	(1,500)	—	—	—	—	(1,500)
Investment in subsidiaries	—	320,000	(320,000)	—	—	—
Capital expenditures	(24,675)	—	—	—	(21,172)	(3,503)
Proceeds from sale of property, plant and equipment	176	—	—	—	151	25
Decrease in restricted cash	16,290	—	—	—	16,290	—

Net cash provided by (used in) investing activities	(194,977)	320,000	(320,000)	(375,000)	175,355	4,668

Cash flows from financing activities:
Issuances of debt	3,147	—	—	—	—	3,147
Debt repayments	(3,956)	—	—	(3,000)	(288)	(668)
Payment of deferred financing costs	(20,259)	—	—	(20,259)	—	—
Payment of debt commitment fees	(5,945)	—	—	(5,945)	—	—
Proceeds from Senior Secured Credit Facilities (net of original issue discount of $1,500)	298,500	—	—	298,500	—	—
Issuance of Senior Notes	400,000	—	—	400,000	—	—
Repayment of 2010 Credit Facility	(423,938)	—	—	—	(423,938)	—
Redemption of Senior PIK Notes, including call premium and redemption period interest	(360,115)	—	—	(360,115)	—	—
Intercompany dividend (paid) received	—	—	—	—	5,332	(5,332)
Equity contribution	320,000	(320,000)	320,000	320,000	—	—
Change in intercompany indebtedness	—	—	—	(197,365)	196,149	1,216

Net cash provided by (used in) financing activities	207,434	(320,000)	320,000	431,816	(222,745)	(1,637)
Effect of exchange rate changes on cash	(422)	—	—	—	—	(422)

Net increase in cash and cash equivalents	67,697	—	—	16	60,907	6,774
Cash and cash equivalents at beginning of period	—	—	—	—	—	—

Cash and cash equivalents at end of period	$67,697	$—	$—	$16	$60,907	$6,774

Condensed Consolidating Statement of Cash Flows

January 1, 2011 through January 25, 2011

(in thousands)

	UCI				Non-
	International		UCI	Guarantor	Guarantor
	Consolidated	Eliminations	International	Subsidiaries	Subsidiaries
Net cash used in operating activities	$(9,341)	$—	$(8,427)	$(865)	$(49)

Cash flows from investing activities:
Capital expenditures	(1,571)	—	—	(1,430)	(141)

Net cash used in investing activities	(1,571)	—	—	(1,430)	(141)

Cash flows from financing activities:
Debt repayments	(2,633)	—	—	(30)	(2,603)
Payment of deferred financing costs	(920)	—	(920)	—	—
Proceeds from exercise of stock options	1,077	—	1,077	—	—
Excess tax benefits from share-based payments	2,661	—	2,661	—	—
Change in intercompany indebtedness	—	—	5,609	(8,472)	2,863

Net cash provided by (used in) financing activities	185	—	8,427	(8,502)	260
Effect of exchange rate changes on cash	127	—	—	—	127

Net increase (decrease) in cash and cash equivalents	(10,600)	—	—	(10,797)	197
Cash and cash equivalents at beginning of period	200,330	—	17	190,865	9,448

Cash and cash equivalents at end of period	$189,730	$—	$17	$180,068	$9,645

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2010

(in thousands)

	UCI				Non-
	International		UCI	Guarantor	Guarantor
	Consolidated	Eliminations	International	Subsidiaries	Subsidiaries
Net cash provided by (used in) operating activities	$113,340	$—	$(3,633)	$111,754	$5,219

Cash flows from investing activities:
Capital expenditures	(21,298)	—	—	(16,114)	(5,184)
Proceeds from sale of property, plant and equipment	437	—	—	352	85
Proceeds from sale of joint venture interest (net of transaction costs and cash sold)	272	—	—	—	272
Increase in restricted cash	(6,890)	—	—	(6,890)	—

Net cash used in investing activities	(27,479)	—	—	(22,652)	(4,827)

Cash flows from financing activities:
Issuances of debt	11,917	—	—	—	11,917
Proceeds of 2010 Credit Facility	419,625	—	—	419,625	—
Payment of deferred financing costs	(9,893)	—	—	(9,893)	—
Repayment of 2006 Credit Facility	(190,000)	—	—	(190,000)	—
Redemption of Previously Outstanding Subordinated Notes	(235,512)	—	—	(235,512)	—
Debt repayments	(13,439)	—	—	(1,333)	(12,106)
Proceeds from the exercise of stock options	2	—	2	—	—
Change in intercompany indebtedness	—	—	3,619	(4,628)	1,009

Net cash provided by (used in) financing activities	(17,300)	—	3,621	(21,741)	820
Effect of exchange rate changes on cash	(173)	—	—	—	(173)

Net increase (decrease) in cash and cash equivalents	68,388	—	(12)	67,361	1,039
Cash and cash equivalents at beginning of period	131,942	—	29	123,504	8,409

Cash and cash equivalents at end of period	$200,330	$—	$17	$190,865	$9,448

General and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
General and Summary of Significant Accounting Policies [Abstract]
Principles of Consolidation and Basis of Presentation

Principles of Consolidation and Basis of Presentation

Holdings was formed on November 26, 2010 for the purpose of consummating the acquisition of UCI International and, consequently, has no financial statements as of and for periods prior to that date. The consolidated financial statements of Holdings as of December 31, 2012 and 2011, for the years ended December 31, 2012 and 2011 and the period November 26, 2010 through December 31, 2010 are presented as the “Successor.” The consolidated financial statements of UCI International for the period January 1, 2011 through January 25, 2011 and the year ended December 31, 2010 are presented as the “Predecessor.”

The accompanying consolidated financial statements for the Successor include the accounts of Holdings and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated. The accompanying consolidated financial statements for the Predecessor include the accounts of UCI International, Inc., its wholly-owned direct and indirect subsidiaries and a 51% owned joint venture that was disposed of in 2010 (see Note 19).

Revenue Recognition

Revenue Recognition

Holdings records sales, including related party sales to FRAM Group, when title has transferred to the customer, the sales price is fixed and determinable, and the collection of the related accounts receivable is reasonably assured. Holdings’ related party sales to FRAM Group are entered into on an arm’s-length basis documented by product purchase orders.

Provisions for estimated sales returns, allowances and warranty costs are recorded when the sales are recorded. Sales returns, allowances and warranty costs are estimated based upon historical experience, current trends, and UCI International’s expectations regarding future experience. Adjustments to such returns, allowances, and warranty costs are made as new information becomes available.

In order to obtain exclusive contracts with certain customers, we may incur up-front costs or assume the cost of returns of products sold by the previous supplier. These costs are capitalized and amortized over the life of the contract. The amortized amounts are recorded as a reduction of sales.

New business changeover costs also can include the costs related to removing a new customer’s inventory and replacing it with Holdings’ inventory, commonly referred to as a “stocklift.” Stocklift costs are recorded as a reduction of net sales when incurred.

Accounting for Business Combinations

Accounting for Business Combinations

Business combinations, where the business is acquired from an unrelated party, are accounted for under the acquisition method of accounting, which requires the acquired assets, including separately identifiable intangible assets, and assumed liabilities to be recorded as of the acquisition date at their respective fair values. Any excess of the purchase price over the fair value of the assets acquired, including separately identifiable intangible assets, and liabilities assumed is allocated to goodwill.

The allocation of purchase price to the fair value of assets acquired and liabilities assumed involves assessments of the expected future cash flows associated with individual assets and liabilities and appropriate discount rates at the date of the acquisition. Where appropriate, Holdings consults with external advisors to assist in the determination of fair value. For non-observable market values, fair value has been determined using acceptable valuation principles (e.g., relief from royalty method). Subsequent changes in Holdings’ assessments may trigger an impairment loss that would be recognized in the consolidated statement of comprehensive income (loss).

The results of operations for businesses acquired are included in Holdings’ financial statements from the date of the acquisition.

Cash Equivalents	Cash Equivalents Certificates of deposit, commercial paper, and other highly liquid investments with an original maturity of three months or less are considered to be cash equivalents.
Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

Holdings generally does not require collateral for its trade accounts receivable. Accounts receivable are recorded at face amounts less an allowance for amounts that may become uncollectible in the future. These allowances are established based on a combination of write-off history, aging analysis, and specific account evaluations. When a receivable balance is known to be uncollectible, it is written off against the allowance for doubtful accounts.

Inventories

Inventories

Inventories are stated at the lower of cost or market. Cost is principally determined using standard cost, which approximates the first-in, first-out method. Inventories are reduced by an allowance for excess and obsolete inventories, based on Holdings’ review of on-hand inventories. The expense of inventory allowances is included in cost of sales.

Depreciation and Amortization

Depreciation and Amortization

Depreciation of property, plant and equipment is provided on a straight-line basis, over the estimated service lives of the assets. Leasehold improvements are amortized over the shorter of their service life or the remaining term of the lease.

Major renewals and improvements of property, plant and equipment are capitalized, and repairs and maintenance costs are expensed as incurred. Repairs and maintenance expenses recognized during the Successor year ended December 31, 2012 were $6.0 million. Repairs and maintenance expenses recognized during the Successor year ended December 31, 2011 and the Predecessor period January 1, 2011 through January 25, 2011 were $4.8 million and $0.4 million, respectively, for a total of $5.2 million for the Combined Year Ended December 31, 2011. Repairs and maintenance expenses for the Predecessor year ended December 31, 2010 were $5.1 million.

Most of Holdings’ trademarks have indefinite lives and are not amortized; instead they are subject to an annual impairment evaluation. Trademarks with finite lives and other intangible assets are amortized over their useful lives on an accelerated or straight-line basis commensurate with the expected benefits received from such intangible assets.

Defined Benefit Pension and Other Postretirement Benefits

Defined Benefit Pension and Other Postretirement Benefits

Holdings’ consolidated balance sheet reflects the funded status of its pension and postretirement benefit plans. The funded status of the plans is measured as the difference between the fair value of the plan assets and the projected benefit obligation. Holdings recognizes in the consolidated balance sheets the aggregate overfunding of any plans in “Other long-term assets” and the aggregate underfunding of any plans in “Pension and other postretirement liabilities”. Holdings records unrecognized gains and losses in other comprehensive income (loss), net of related taxes.

Goodwill and Trademarks with Indefinite Lives

Goodwill and Trademarks with Indefinite Lives

Goodwill is not amortized, but is subject to annual review unless conditions arise that require a more frequent evaluation. The review for impairment is either a qualitative assessment or a two-step process. If Holdings chooses to perform a qualitative assessment and determines that the fair value of Holdings more-likely-than-not exceeds the carrying value, no further evaluation is necessary. For the two-step process, the first step is to compare the estimated fair value of Holdings with the recorded carrying value (including the goodwill). If the estimated fair value of Holdings is higher than the recorded net book value, no impairment is deemed to exist and no further testing is required. If, however, the estimated fair value is below the recorded carrying value, then a second step must be performed to determine the goodwill impairment required, if any. In this second step, the implied fair value of goodwill is calculated as the excess of the fair value of the business over the fair values assigned to its assets and liabilities. If the implied fair value of goodwill is less than the book value of the goodwill, the difference is recognized as an impairment loss.

Holdings performs its annual goodwill impairment review as of December 31 of each year using discounted future cash flows, unless conditions exist that would require a more frequent evaluation. The process of evaluating the potential impairment of goodwill is subjective because it requires the use of estimates and assumptions as to future cash flows and discount rates commensurate with the risks involved in the assets, future economic and market conditions, competition, customer relations, pricing, raw material costs, production costs, selling, general and administrative costs, and income and other taxes. Although Holdings bases cash flow forecasts on assumptions that are consistent with plans and estimates used to manage Holdings, there is significant judgment in estimating the cash flows. Based upon the results of the annual impairment review at December 31, 2012, it was determined that the fair value of Holdings exceeded the carrying value of its net assets, therefore no impairment of goodwill was recorded. A hypothetical 10% decrease to the fair value of Holdings would not have triggered an impairment of goodwill.

Trade names with indefinite lives are not amortized, but are tested for impairment annually as of December 31, unless conditions arise that would require a more frequent evaluation. In assessing the recoverability of these assets, projections regarding estimated discounted future cash flows and other factors are made to determine if impairment has occurred. If Holdings concludes that there has been impairment, Holdings will write down the carrying value of the asset to its fair value.

Holdings also evaluates those trade names with indefinite lives to determine whether events and circumstances continue to support the indefinite lives. As of December 31, 2012, Holdings has concluded that events and circumstances continue to support the indefinite lives of these trade names.

Impairment of Long-Lived Assets, other than Goodwill and Trademarks with Indefinite Lives and Long-Lived Assets to be Disposed of

Impairment of Long-Lived Assets, other than Goodwill and Trademarks with Indefinite Lives and Long-Lived Assets to be Disposed of

Holdings evaluates all of its long-lived assets, including intangibles with finite lives, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of such long-lived assets is measured by a comparison of the carrying amount of the asset to the future undiscounted net cash flows that are expected to be generated by the asset. If the carrying amount exceeds the expected undiscounted future cash flows, the asset is considered to be impaired. If an asset is considered to be impaired, it is written down to fair value. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. See Note 3 for information regarding impairment losses recorded in the Successor year ended December 31, 2012 and Note 8 for information regarding an impairment loss recorded in the Successor year ended December 31, 2011.

Income Taxes

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax basis. Deferred tax assets are also recognized for operating losses and tax credit carryforwards. Holdings establishes valuation allowances against operating losses and tax credit carryforwards when the ability to fully utilize these benefits is determined to be uncertain. Deferred tax assets and liabilities are measured using enacted tax rates applicable in the years in which they are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax law is recognized in income in the period that includes the enactment date.

Holdings does not provide for U.S. income taxes on undistributed earnings of its foreign subsidiaries that are intended to be permanently reinvested. Where Holdings does not intend to permanently reinvest earnings of its foreign subsidiaries, Holdings provides for U.S. income taxes and foreign withholding taxes, where applicable, on undistributed earnings.

Holdings records a liability for uncertain tax positions when management concludes that the likelihood of sustaining such positions upon examination by taxing authorities is less than “more likely than not.” Holdings also records any interest and penalties related to these uncertain tax positions as a component of “Income tax (expense) benefit” in the consolidated statements of comprehensive income (loss).

Foreign Currency Translation

Foreign Currency Translation

Chinese operations — The functional currency of the majority of Holdings’ Chinese operations is the U.S. dollar. The results of operations are translated into U.S. dollars at the average exchange rates for each relevant period, except for cost of sales, which is translated primarily at historical exchange rates. Non-monetary assets and liabilities are translated into U.S. dollars at historical rates, and monetary assets and liabilities are translated at the closing exchange rate as of the applicable balance sheet date. Adjustments resulting from the translation of the balance sheet are recorded in the consolidated statements of comprehensive income (loss).

All other foreign operations — The functional currency for all other foreign operations is their local currency. The results of operations are translated into U.S. dollars using the average exchange rates during the applicable period. Assets and liabilities of these operations are translated into U.S. dollars using the exchange rates in effect at the applicable balance sheet date. Resulting cumulative translation adjustments are recorded as a component of shareholder’s equity in “Accumulated other comprehensive income (loss)” in the consolidated balance sheets.

Foreign Currency Transactions

Foreign Currency Transactions

Transaction foreign exchange gains and losses are included in the consolidated statements of comprehensive income (loss) in the appropriate line based upon the nature of the transaction. The net foreign exchange losses recognized during the Successor years ended December 31, 2012 and 2011 were $0.3 million and $1.1 million, respectively. There were less than $0.1 million of foreign exchange gains recognized in the Predecessor period January 1, 2011 through January 25, 2011. The net foreign exchange losses for the Predecessor year ended December 31, 2010 were $0.2 million.

Reporting of Comprehensive Income (Loss)

Reporting of Comprehensive Income (Loss)

Comprehensive income (loss) includes (i) net income (loss), (ii) the cumulative effect of translating balance sheets of certain foreign subsidiaries to U.S. dollars and (iii) adjustments for pension and other postretirement benefit liabilities. The last two items are not included in the determination of net income and are reflected as adjustments to shareholder’s equity.

Environmental Liabilities

Environmental Liabilities

Holdings accrues for environmental investigation, remediation and penalty costs when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. The liability is determined on an undiscounted cash flow basis and is not reduced for potential claims for recovery. Claims for recovery are recognized as agreements are reached with third parties. Environmental expenditures are capitalized if they mitigate or prevent future contamination or if they improve the environmental safety or efficiency of the existing assets. All other environmental costs are expensed as incurred. Environmental cost estimates may include expenses for remediation of identified sites, long term monitoring, payments for claims, administrative expenses, and expenses for ongoing evaluations and litigation. The liability is adjusted periodically as assessment and remediation efforts progress or as additional technical or legal information becomes available.

Insurance Reserves

Insurance Reserves

Holdings’ insurance for workers’ compensation, automobile, product and general liability includes high deductibles for which Holdings is responsible. Deductibles are estimated and recorded as expenses in the period incurred.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions in determining the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of sales and expenses during the reporting period. The estimates and assumptions include estimates of collectability of accounts receivable and the realizability of inventory, goodwill and other intangible assets. They also include estimates of cost accruals, environmental liabilities, warranty and product returns, insurance reserves, income taxes, pensions and other postretirement benefits and other factors. Management has exercised reasonableness in deriving these estimates; however, actual results could differ from these estimates.

Segment Reporting

Segment Reporting

In accordance with the guidance included in Accounting Standards Codification ASC 280, “Segment Reporting,” Holdings reports as one segment. Holdings is in one business, which is the manufacturing and distribution of vehicle parts. The products and services, customer base, distribution channel, manufacturing process, procurement, and economic characteristics are similar throughout all of Holdings’ operations.

Derivative Financial Instruments

Derivative Financial Instruments

Holdings routinely enters into purchase agreements to acquire materials used in the normal course of its operations. In certain instances, a routine purchase agreement may meet the technical definition of a derivative. In all such cases, Holdings elects the “normal purchases” exemption from derivative accounting.

Recently Adopted Accounting Guidance

Recently Adopted Accounting Guidance

On January 1, 2012, Holdings adopted changes issued by the FASB regarding the presentation of comprehensive income effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The amendments require that all non-owner changes in shareholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. Management elected to present a single continuous statement. The amendment eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity. The items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income were not changed. Other than the change in presentation, the adoption of these changes had no impact on the financial condition or results of operations.

On January 1, 2012, Holdings adopted changes issued by the FASB regarding the testing for impairment of goodwill for annual and interim impairment tests. The revised guidance allows an entity testing goodwill impairment the option of performing a qualitative assessment to determine the likelihood of goodwill impairment and whether it is necessary to perform the two-step impairment test currently required. The adoption of this guidance did not have a material impact on the financial condition or results of operations of Holdings.

On January 1, 2012, Holdings adopted changes issued by the FASB to accounting and disclosure requirements related to fair value measurements. The guidance limits the highest-and-best-use measure to non-financial assets, permits certain financial assets and liabilities with offsetting positions in market or counter-party credit risks to be measured on a net basis, and provides guidance on the applicability of premiums and discounts. Additionally, the guidance expands the disclosure requirements for hierarchy classification to items not presented at fair value on the balance sheet and disclosures on Level 3 inputs by requiring quantitative disclosure of the unobservable inputs and assumptions, as well as a description of the valuation processes and the sensitivity of the fair value to the changes in unobservable inputs. The adoption of this guidance did not have a material impact on the financial condition or results of operations of Holdings.

On January 1, 2011, Holdings adopted changes issued by the FASB to the disclosure of pro forma information for business combinations. These changes clarify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. Also, the existing supplemental pro forma disclosures were expanded to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. See Note 2 for the required pro forma information for the acquisition of UCI International.

Recently Issued Accounting Guidance

Recently Issued Accounting Guidance

In December 2011, the FASB issued a requirement for disclosure regarding both gross and net information about financial instruments and transactions eligible for offset in the balance sheet as well as instruments and transactions subject to an enforceable master netting arrangement or similar agreement. These disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. This disclosure would include derivatives, repurchase agreements and securities borrowing and lending arrangements. The implementation of the new disclosure requirement is not expected to have a material impact on Holdings’ financial position or results of operations.

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Acquisitions [Abstract]
Fair value of the assets acquired and liabilities assumed

Cash and cash equivalents	$189.7
Accounts receivable	265.4
Inventories	167.6
Other current assets	15.7
Restricted cash	16.3
Property, plant and equipment	161.9
Intangible assets (excluding goodwill)	448.0
Other long-term assets	9.2
Accounts payable	(107.2)
Short-term borrowings	(0.7)
Accrued expenses and other current liabilities	(133.6)
Long-term debt (including current maturities)	(784.7)
Pension and other postretirement liabilities	(79.5)
Deferred tax liabilities	(97.0)
Other long-term liabilities	(5.0)

Net assets acquired before goodwill on acquisition	66.1
Goodwill on acquisition	308.9

Net assets acquired	$375.0

Financial information of the combined entity

	Year Ended December 31,
	2011	2010
Net sales	$989.0	$945.0
Net income	$0.5	$16.3

Restructuring Costs, Net (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring Costs, Net [Abstract]
Components of restructuring gains (costs), net

	Successor		Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Severance	$(2.4)	$(1.1)	$—	$—
Impairment of property, plant and equipment	(2.2)	—	—	—
Curtailment and settlement losses	(1.3)	(0.2)	—	(0.6)
Distribution footprint optimization	(0.4)	—	—	—
Gains on sale of land and buildings	0.4	—	—	0.3
Disposition of joint venture interest	—	—	—	(1.1)
Cost to maintain land and buildings held for sale	—	—	—	(0.3)

	$(5.9)	$(1.3)	$—	$(1.7)

Summary of activities in accrued restructuring reserves, including pension obligations and property, plant and equipment

	Successor
	Severance Costs	Asset Impairments	Pension Curtailment and Settlements	Other	Total
Balance at January 26, 2011	$—	$—	$—	$—	$—
Charges	1.1	—	0.2	—	1.3
Usage	(0.1)	—	(0.2)	—	(0.3)

Balance at December 31, 2011	$1.0	$—	$—	$—	$1.0

Charges	2.4	2.2	1.3	0.4	6.3
Usage	(2.1)	(2.2)	(0.4)	(0.4)	(5.1)

Balance at December 31, 2012	$1.3	$—	$0.9	$—	$2.2

Allowance for Doubtful Accounts (Tables)	12 Months Ended
Dec. 31, 2012
Allowance for Doubtful Accounts [Abstract]
Changes in the allowance for doubtful accounts

	Successor		Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Beginning of period	$1.3	$—	$2.8	$3.2
Provision for doubtful accounts	0.8	1.3	0.1	0.5
Accounts written off	(0.3)	—	—	(0.9)

End of period	$1.8	$1.3	$2.9	$2.8

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Components of inventories

	Successor
	2012	2011
Raw materials	$58.0	$52.0
Work in process	30.0	25.1
Finished products	87.3	81.0

	$175.3	$158.1

Changes in Holdings' allowance for excess and obsolete inventory

	Successor		Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Beginning of period	$2.0	$—	$16.1	$15.1
Charge to expense	4.4	2.3	0.2	3.2
Inventory written off	(0.5)	(0.4)	—	(2.1)
Other	0.5	0.1	0.5	(0.1)

End of period	$6.4	$2.0	$16.8	$16.1

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, plant and equipment

		Successor
	Depreciable Life	2012	2011
Land and improvements	5-10 years (for improvements)	$6.0	$7.1
Buildings and improvements	5-40 years	44.7	44.3
Equipment	3-15 years	164.6	130.5

		215.3	181.9
Less accumulated depreciation		(55.1)	(28.9)

		$160.2	$153.0

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets [Abstract]
Changes in goodwill

	Successor
	Year Ended December 31, 2012	Year Ended December 31, 2011
Beginning of period	$308.8	$—
Goodwill resulting from UCI Acquisition	—	308.9
Goodwill resulting from FRAM China acquisition	—	0.6
Foreign currency translation	0.3	(0.7)

End of period	$309.1	$308.8

Components of other intangible assets

			Successor
			December 31, 2012
	Amortizable Life	Weighted Average Remaining Life	Gross	Impairment	Accumulated Amortization	Foreign Currency	Net
Acquired intangibles assets
Customer relationships	10 - 15 years	11 years	$283.6	$—	$(42.3)	$(0.4)	$240.9
Trademarks	5 years	3 years	0.6	—	(0.2)	—	0.4
Trademarks	Indefinite	Indefinite	151.0	—	—	—	151.0
Integrated software systems	5 years	3 years	11.0	—	(3.7)	—	7.3

			$446.2	$—	$(46.2)	$(0.4)	$399.6

			Successor
			December 31, 2011
	Amortizable Life	Weighted Average Remaining Life	Gross	Impairment	Accumulated Amortization	Foreign Currency	Net
Acquired intangibles assets
Customer relationships	10 - 15 years	12 years	$283.6	$—	$(20.3)	$(0.6)	$262.7
Trademarks	5 years	4 years	0.6	—	(0.1)	—	0.5
Trademarks	Indefinite	Indefinite	154.8	(3.8)	—	—	151.0
Integrated software systems	5 years	4 years	11.0	—	(1.5)	—	9.5

			$450.0	$(3.8)	$(21.9)	$(0.6)	$423.7

Estimated amortization expense related to acquired intangible assets and the integrated software system

	Acquired	Integrated
	Intangible	Software
	Assets	System
2013	$22.2	$2.2
2014	22.2	2.2
2015	22.2	2.2
2016	22.1	0.7
2017	22.1	—

Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued expenses and other current liabilities

	Successor
	December 31, 2012	December 31, 2011
Product returns	$46.0	$55.6
Interest	13.2	13.2
Rebates, credits and discounts due to customers	10.3	11.7
Insurance	9.2	10.8
Taxes payable	8.7	8.0
Bonuses and profit sharing	5.7	5.9
Vacation pay	4.4	4.4
Professional fees	3.2	2.9
Salaries and wages	2.6	2.4
Accrued litigation	0.2	8.1
Other	12.0	8.0

	$115.5	$131.0

Product Returns Liability (Tables)	12 Months Ended
Dec. 31, 2012
Product Returns Liability and Commitments and Contingencies [Abstract]
Changes in Holdings' product returns accrual

	Successor		Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Beginning of period	$55.6	$—	$53.7	$42.1
Addition due to UCI Acquisition	—	54.6	—	—
Cost of unsalvageable parts	(44.9)	(51.3)	(4.0)	(52.0)
Reduction to sales, net of salvage	35.3	52.3	4.9	63.6

End of period	$46.0	$55.6	$54.6	$53.7

Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt [Abstract]
Summarized debt

	Successor
	December 31,	December 31,
	2012	2011
Senior Secured Term Loan Facility	$294.0	$297.0
Senior Notes	400.0	400.0
Short-term borrowings	—	3.1
Capital lease obligations	0.3	1.1
Economic development loan	0.5	—
Unamortized original issue discount	(0.9)	(1.2)

	693.9	700.0
Less:
Short-term borrowings	—	3.1
Current maturities	3.2	3.4

Long-term debt	$690.7	$693.5

Redemption prices of Senior Notes (expressed as percentages of principal amount)

Period	Percentage
2015	104.313%
2016	102.156%
2017 and thereafter	100.000%

Loss on Early Extinguishment of 2010 Credit Facility and Senior PIK Notes

Senior PIK Notes call premium and redemption period interest	$5.0
Write-off Senior PIK Notes unamortized original issue discount	3.3
Write-off Senior PIK Notes unamortized deferred financing costs	0.9
Write-off 2010 Credit Facility unamortized original issue discount	5.1
Write-off 2010 Credit Facility unamortized deferred financing costs	8.9
Fees and expenses related to early extinguishment of debt	1.0

$24.2

Schedule of future repayments of debt outstanding

2013	$3.2
2014	3.2
2015	3.2
2016	3.1
2017	282.1
Thereafter	400.0

$694.8

Summary of net interest expense

	Successor		Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Interest expense
Senior Secured Term Loan Facility	$16.5	$15.5	$—	$—
Senior Notes	34.5	32.2	—	—
Senior PIK Notes	—	—	2.4	31.2
2010 Term Loan	—	—	1.9	6.9
2006 Credit Facility	—	—	—	3.7
Previously Outstanding Subordinated Notes	—	—	—	15.7
Other	1.0	1.6	0.1	0.3
Amortization
Debt issue costs
Senior Secured Term Loan Facility	1.1	1.0	—	—
Senior Notes	1.2	1.0	—	—
Senior Secured Revolving Credit Facility	0.4	0.3	—	—
Senior PIK Notes	—	—	—	0.4
2010 Term Loan	—	—	0.1	0.3
2006 Credit Facility	—	—	—	0.3
Original issue discounts	0.3	0.3	0.2	2.2

Total interest expense	55.0	51.9	4.7	61.0
Interest income	(0.2)	(0.2)	—	(0.2)

Interest expense, net	$54.8	$51.7	$4.7	$60.8

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Components of income (loss) before income taxes

	Successor			Predecessor
Income (loss) before income taxes	Year Ended December 31, 2012	Year Ended December 31, 2011	November 26, 2010 through December 31, 2010	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
United States	$16.0	$(27.3)	$(1.3)	$(42.7)	$35.8
Foreign	6.2	7.8	—	0.8	1.7

	$22.2	$(19.5)	$(1.3)	$(41.9)	$37.5

Components of income tax expense (benefit)

	Successor		Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Current
Federal	$(12.0)	$—	$0.1	$12.4
State	0.4	0.8	0.4	2.7
Foreign	6.1	2.9	0.5	1.9

	(5.5)	3.7	1.0	17.0

Deferred
Federal	13.3	(3.8)	(13.6)	(0.9)
State	(0.2)	(0.6)	(1.2)	—
Foreign	—	(0.2)	(0.2)	(1.6)

	13.1	(4.6)	(15.0)	(2.5)

	$7.6	$(0.9)	$(14.0)	$14.5

Reconciliation of income taxes computed at the United States Federal statutory tax rate to income tax expense (benefit)

	Successor			Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	November 26, 2010 through December 31, 2010	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Income (loss) before income taxes	$22.2	$(19.5)	$(1.3)	$(41.9)	$37.5

Income tax expense (benefit) at U.S. Federal statutory rate	$7.7	$(6.8)	$(0.5)	$(14.7)	$13.1
Federal income tax expense related to unremitted earnings of foreign subsidiaries	1.7	3.2	—	—	—
U.S. Federal and foreign withholding tax on dividend from foreign subsidiary	0.5	2.4	—	—	—
Foreign income not taxable, foreign income tax losses not benefited and rate differential	0.9	(0.7)	—	—	0.9
Federal income taxes related to “check the box” election	(0.3)	0.1	—	—	(0.3)
State income taxes, net of Federal income tax benefit	(2.5)	0.1	—	(0.7)	1.8
Other	(0.4)	0.8	0.5	1.4	(1.0)

Income tax expense (benefit)	$7.6	$(0.9)	$—	$(14.0)	$14.5

Components of deferred taxes

	Successor
	2012	2011
Deferred tax assets
Pension and postretirement benefits	$17.6	$26.2
Product returns and warranty accruals	17.3	21.5
Inventory valuation	2.3	3.1
Net operating loss carryforwards	8.2	19.7
Vacation accrual	1.3	1.5
Insurance accrual	1.9	2.6
Allowance for doubtful accounts	0.6	0.4
Tax credit carryforwards	0.5	0.3
Pension liability adjustment included in other comprehensive income (loss)	25.2	19.2
Other accrued liabilities	3.5	6.3
Interest disallowance	9.6	8.7
Other	1.3	1.4

	$89.3	$110.9
Less: valuation allowance for net operating loss carryforwards and foreign tax credit carryforwards	(6.7)	(5.0)

Total deferred tax assets	82.6	105.9

Deferred tax liabilities
Depreciation and amortization	(22.0)	(26.3)
Goodwill amortization for tax, but not book	(6.8)	(3.4)
Acquired intangible assets	(132.2)	(146.9)
Prepaid expenses	(0.7)	(0.8)
Other	(3.0)	(3.3)

Total deferred tax liabilities	(164.7)	(180.7)

Net deferred tax assets (liabilities)	$(82.1)	$(74.8)

Summary of net deferred tax assets (liabilities)

	Successor
	2012	2011
Deferred tax assets	$28.9	$37.9
Deferred tax liabilities	(111.0)	(112.7)

Net deferred tax liabilities	$(82.1)	$(74.8)

Changes in Holdings' valuation allowance for deferred tax assets

	Successor		Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Beginning of period	$5.0	$—	$4.9	$5.2
Additions due to UCI Acquisition	—	5.3	—	—
Provisions	1.7	0.2	0.4	0.7
Deductions	—	(0.5)	—	(1.0)

End of period	$6.7	$5.0	$5.3	$4.9

Reconciliation of unrecognized tax benefits

	Successor		Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Beginning of period	$9.9	$—	$9.1	$7.7
Additions due to UCI Acquisition	—	9.3	—	—
Additions for tax positions related to the current period	—	0.8	0.2	1.9
Reductions based on tax positions related to the current period	—	(0.3)	—	(0.6)
Additions for tax positions of prior years	0.1	0.5	—	0.8
Reductions for tax positions of prior years	(1.9)	—	—	(0.1)
Reduction for lapse of applicable statutes of limitations	(0.3)	(0.4)	—	(0.6)

End of period	$7.8	$9.9	$9.3	$9.1

Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Obligation and funded status

	Successor
	December 31, 2012	December 31, 2011
Accumulated benefit obligation	$326.2	$282.0

Change in projected benefit obligations:
Projected benefit obligations at beginning of year	$296.3	$—
Fair value of assumed obligations at UCI Acquisition date	—	250.9
Service cost	0.7	4.3
Interest cost	12.8	12.7
Actuarial loss	40.8	38.6
Plan amendments	0.2	—
Plan curtailment and settlements	(12.9)	—
Benefits paid	(11.5)	(9.9)
Currency translation adjustment	0.2	(0.3)

Projected benefit obligations at end of year	326.6	296.3

Change in plan assets:
Fair value of plan assets at beginning of year	190.2	—
Fair value of plan assets at UCI Acquisition date	—	181.7
Actual return on plan assets	27.0	4.9
Employer contributions	14.0	13.7
Benefits paid	(11.5)	(9.9)
Currency translation adjustment	0.2	(0.2)

Plan assets at end of year	219.9	190.2

Funded status, net	$(106.7)	$(106.1)

Amounts recognized in the consolidated balance sheets consist of:
“Other long-term assets”	$0.3	$0.3
“Accrued expenses and other current liabilities”	(1.1)	(0.1)
“Pension and other postretirement liabilities”	(105.9)	(106.3)

	$(106.7)	$(106.1)

Accumulated other comprehensive income (loss)

	Successor
	December 31, 2011	Acquisition Adjustments	2012 Additions	December 31, 2012
Net actuarial loss	$(47.0)	$—	$(14.9)	$(61.9)
Deferred income tax benefit	18.4	—	5.2	23.6

Accumulated other comprehensive income (loss)	$(28.6)	$—	$(9.7)	$(38.3)

	Predecessor	Successor
	December 31, 2010	Acquisition Adjustments	2011 Additions	December 31, 2011
Prior service costs	$(2.3)	$2.3	$—	$—
Net actuarial gain (loss)	(59.9)	59.9	(47.0)	(47.0)
Deferred income tax benefit (expense)	23.8	(23.8)	18.4	18.4

Accumulated other comprehensive income (loss)	$(38.4)	$38.4	$(28.6)	$(28.6)

Assumptions used in determine benefit obligation and net periodic pension expenses

	Successor		Predecessor
	2012	2011	2010
Weighted Average:
Discount rate to determine benefit obligations	3.7%	4.6%	5.5%
Discount rate to determine net costs	4.6%	5.7%	6.0%
Rate of future compensation increases to determine benefit obligation	4.5%	3.0%	3.5%
Rate of future compensation increases to determine net cost	3.2%	3.5%	3.5%
Rate of return on plan assets to determine net cost	7.8%	8.0%	8.0%

Strategic target and permitted range of holdings

	Weighted Average
	Strategic Target	Permitted Range
U.S. equities	38%	30% to 45%
Non-U.S. equities	13%	10% to 15%
Fixed income	39%	30% to 100%
Real assets	10%	0% to 10%

	100%

Fair value of the plan assets

	Successor
	December 31, 2012
	Level 1	Level 2	Level 3	Total Fair Value
U.S. equities
Large Cap Growth	$—	$27.6	$—	$27.6
Large Cap Value	—	27.3	—	27.3
Large Cap Indexed	—	12.6	—	12.6
Small and Mid-Cap Growth	—	8.6	—	8.6
Small and Mid-Cap Value	—	8.8	—	8.8

Total U.S. equities	—	84.9	—	84.9

Non-U.S. equities	—	29.4	—	29.4
Fixed income
Short & Mid Duration	—	23.2	—	23.2
Long Duration	—	40.2	—	40.2
Long Duration Indexed	—	21.3	—	21.3

Total fixed income	—	84.7	—	84.7

Real assets	—	10.4	10.5	20.9

	$—	$209.4	$10.5	$219.9

	Successor
	December 31, 2011
	Level 1	Level 2	Level 3	Total Fair Value
U.S. equities
Large Cap Growth	$—	$16.4	$—	$16.4
Large Cap Value	—	16.6	—	16.6
Large Cap Indexed	—	33.2	—	33.2
Small and Mid Cap Growth	—	8.8	—	8.8
Small and Mid Cap Value	—	10.3	—	10.3

Total U.S. equities	—	85.3	—	85.3

Non-U.S. equities	—	36.9	—	36.9
Fixed income
Short & Mid Duration	—	20.2	—	20.2
Long Duration	—	45.2	—	45.2
Long Duration Indexed	—	0.4	—	0.4

Total fixed income	—	65.8	—	65.8

Cash	—	2.2	—	2.2

	$—	$190.2	$—	$190.2

Changes in plan assets

Real Assets
January 1, 2012	$—
Purchases	10.4
Net unrealized gains	0.1

December 31, 2012	$10.5

Future expected pension benefit payments

Expected Pension Benefit Payments
2013	$13.2
2014	12.7
2015	13.3
2016	13.9
2017	14.4
5 years thereafter	80.5

Information for the postretirement plans

	Successor
	Year Ended December 31, 2012	Year Ended December 31, 2011
Change in benefit obligations
Benefit obligations at beginning of year	$12.4	$—
Fair value of assumed obligations	—	10.3
Service cost	0.4	0.3
Interest cost	0.5	0.5
Plan amendments	0.9	—
Actuarial loss	1.3	1.9
Benefit paid	(0.6)	(0.6)

Benefit obligations accrued at end of year	$14.9	$12.4

Accrued obligation

	Successor
	December 31, 2012	December 31, 2011
Accrued obligation included in “Accrued expenses and other current liabilities”	$0.7	$0.7
Accrued obligation included in “Pension and other postretirement liabilities”	14.2	11.7

	$14.9	$12.4

Assumptions used in determine benefit obligations and net periodic postretirement plan expense

	Successor		Predecessor
	2012	2011	2010
Weighted average discount rate to determine benefit obligations	3.8%	4.6%	5.5%
Weighted average discount rate to determine net costs	4.6%	5.7%	6.0%

Expected future postretirement benefit payments

Expected Postretirement Benefit Payments
2013	$0.7
2014	0.7
2015	0.7
2016	0.7
2017	0.7
5 years thereafter	3.9

Pension Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Component of net periodic pension expense

	Successor		Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Service cost	$0.7	$4.3	$0.4	$4.3
Interest cost	12.8	12.7	1.1	13.4
Expected return on plan assets	(15.6)	(13.5)	(1.2)	(14.7)
Amortization of prior service cost	—	—	—	0.3
Amortization of unrecognized loss	0.5	—	0.2	0.6
Curtailment and settlement losses recognized	1.3	0.2	—	0.6

	$(0.3)	$3.7	$0.5	$4.5

Postretirement Benefit Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Component of net periodic pension expense

	Successor		Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Service cost	$0.4	$0.3	$—	$0.3
Interest cost	0.5	0.5	0.1	0.6
Amortization of net loss	0.1	—	—	—

	$1.0	$0.8	$0.1	$0.9

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Product Returns Liability and Commitments and Contingencies [Abstract]
Schedule of future minimum payments under operating leases

Minimum Payments
2013	$4.9
2014	3.7
2015	3.4
2016	3.3
2017	1.7
Thereafter	4.6

$21.6

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Nature and amounts of the transactions entered into with related parties

	Transaction values		Balance outstanding as of
In millions	Year Ended December 31, 2012	Year Ended December 31, 2011	December 31, 2012	December 31, 2011
Related Party Receivables
Autoparts Holdings Limited
Recharges of services (a)	$19.9	$8.2	$2.7	$8.2
Joint services agreement (b)	2.6	0.4	0.6	0.4
Sale of goods (c)	56.4	0.4	17.3	0.4
Asset purchase agreement (c)	—	5.6	—	2.3
Asset sales (c)	0.5	—	—	—
Purchase of goods (c)	(1.6)	(0.5)	(0.7)	(0.5)
Related Party Payables
Rank Group Limited
Recharges for professional services (d)	0.1	18.1	—	0.4
Reynolds Group Holdings Limited
Recharges of services (e)	0.3	0.7	—	0.7
Autoparts Holdings Limited
Purchase of goods (c)	2.4	0.7	0.7	0.1

(a)	During the Successor years ended December 31, 2012 and 2011, Holdings incurred total costs of $27.0 million and $12.5 million, respectively, related to the implementation of the cost sharing and manufacturing arrangements with FRAM Group. The recharge of services is based on the level of services provided or specific costs. The amounts of the recharges of services in the table are for FRAM Group’s share of these costs. The amounts are to be repaid in the normal course of business.
(b)	On July 29, 2011, UCI International, Inc. entered into a Joint Services Agreement (“JSA”) with Autoparts Holdings. Under the agreement, UCI International, Inc. and Autoparts Holdings each agreed to purchase certain administrative services from the other party. The agreement had an initial term of one year that was automatically renewed on July 29, 2012 for an additional one year period. The agreement may be terminated without cause by either party upon 120 days’ advance written notice to the other party. The agreement may also be terminated for breach or termination of affiliation. The agreement contains representations, warranties and indemnity obligations customary for agreements of this type. The costs billed out under the JSA are based upon the level of services provided. These amounts are to be repaid in the normal course of business.
(c)

The UCI International and FRAM Group businesses each include filtration products. As a result, opportunities exist to realize cost savings and operational efficiencies between the two filtration businesses as well as to consolidate a number of administrative functions to reduce the costs of the respective companies. As a result of Holdings cost sharing and manufacturing arrangements with FRAM Group, during 2011, FRAM Group announced that it would cease operating at two locations and relocate those operations into other FRAM Group and UCI International filtration manufacturing locations. The first plant closing occurred in the fourth quarter of 2011 and the second plant ceased operations in September 2012. UCI International and FRAM Group continue to maintain their own customer relationships and continue to supply their existing customers. Where FRAM Group production is relocated to UCI International filtration manufacturing locations, UCI International manufactures and supplies products to FRAM Group in order to meet its customers’ orders. Product purchase orders are entered into by UCI International and FRAM Group on an arm’s-length basis to document the terms of the sale of products between the two related businesses. The related party sale of goods in the table above are included in net sales on the consolidated statements of comprehensive income (loss) and include a transfer-price markup of approximately 10%.

In connection with these actions, Champion entered into an asset purchase agreement, dated March 21, 2012, with FRAM Group to purchase certain equipment for $5.6 million, which has been relocated to Champion’s plant locations. The full amount of the purchase price was paid by Champion during the fourth quarter of 2011. As of December 31, 2012, all equipment had been transferred to Champion and the balance of $0.7 million representing purchase price in excess of asset value transferred was repaid by FRAM Group to Champion.

During the Successor year ended December 31, 2012, Champion sold certain engineering equipment to FRAM Group for use in the combined Champion and FRAM filtration manufacturing process. The cost of this equipment was paid during 2012.

During the Successor year ended December 31, 2012, Champion purchased from FRAM Group certain materials and component parts used in the manufacturing of products by Champion for FRAM Group.

As of December 31, 2012, UCI (Shanghai) had a net payable of $0.7 million to FRAM Group related to ongoing operations between UCI (Shanghai) and FRAM Group for activity during the Successor year ended December 31, 2012. These amounts are to be repaid in the normal course of business.

(d)	During the Successor years ended December 31, 2012 and 2011, Rank Group incurred on behalf of Holdings third party professional fees and expenses, which were then charged to Holdings. These amounts are to be repaid in the normal course of business.
(e)	During the Successor years ended December 31, 2012 and 2011, a subsidiary of Reynolds Group Holdings Limited billed UCI International, Inc. for rent and facility services costs. These amounts are to be repaid in the normal course of business.

Geographic Information (Tables)	12 Months Ended
Dec. 31, 2012
Geographic Information [Abstract]
Net sales by region

	Successor		Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
United States	$840.3	$767.6	$67.4	$805.4
Canada	32.7	30.0	2.6	31.4
Mexico	22.2	23.8	2.4	23.5
United Kingdom	12.2	14.1	1.0	15.6
France	11.7	12.6	1.2	10.7
Germany	8.9	7.1	0.5	6.5
China	8.5	6.7	0.2	3.5
Spain	4.6	4.9	0.5	4.4
Other	43.4	43.4	3.0	44.0

	$984.5	$910.2	$78.8	$945.0

Net long-lived assets by region

	Successor
	December 31, 2012	December 31, 2011
United States	$812.7	$829.9
China	45.1	42.7
Spain	20.5	21.2
Mexico	10.8	12.8
Other	1.0	1.0

	$890.1	$907.6

Joint Venture Sale (Tables)	12 Months Ended
Dec. 31, 2012
Joint Venture Sale [Abstract]
Net book value of the joint venture

Current assets (excluding cash sold of $0.3 million)	$3.4
Long-lived assets	5.1
Current liabilities	(2.6)
Noncurrent liabilities	(0.3)
Noncontrolling interest	(1.8)

Net book value of joint venture investment sold	3.8
Less proceeds:
Liabilities assumed by LMC	(2.4)
Cash proceeds (net of transaction costs and cash sold)	(0.3)

Loss on sale of joint venture interest	$1.1

Other Comprehensive Income Loss (Tables)	12 Months Ended
Dec. 31, 2012
Other Comprehensive Income (Loss) [Abstract]
Accumulated other comprehensive income (loss)

	Predecessor
	Foreign Currency Adjustment	Pension and OPEB Liability	Total Accumulated Other Comprehensive Income (Loss)
Balance at January 1, 2010	$(1.7)	$(30.8)	$(32.5)
2010 change	(0.1)	(8.9)	(9.0)

Balance at December 31, 2010	(1.8)	(39.7)	(41.5)
2011 change	0.7	0.1	0.8

Balance at January 25, 2011	$(1.1)	$(39.6)	$(40.7)

	Successor
	Foreign Currency Adjustment	Pension and OPEB Liability	Total Accumulated Other Comprehensive Income (Loss)
Balance at November 26, 2010	$—	$—	$—
2010 change	—	—	—

Balance at December 31, 2010	—	—	—
2011 change	(4.7)	(29.8)	(34.5)

Balance at December 31, 2011	(4.7)	(29.8)	(34.5)
2012 change	1.9	(11.0)	(9.1)

Balance at December 31, 2012	$(2.8)	$(40.8)	$(43.6)

Other Information (Tables)	12 Months Ended
Dec. 31, 2012
Other Information [Abstract]
Cash payments for interest and income taxes (net of refunds)

	Successor		Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Interest	$52.5	$39.9	$2.7	$27.2
Income taxes (net of refunds)	$7.7	$3.6	$0.3	$14.5

Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information (Unaudited) [Abstract]
Unaudited quarterly results of operations

	Successor
	Quarter Ended March 31, 2012	Quarter Ended June 30, 2012	Quarter Ended September 30, 2012	Quarter Ended December 31, 2012
Net sales	$261.6	$234.6	$249.8	$238.5
Gross profit	67.0	53.1	58.9	59.5
Net income (loss)	6.9	(4.4)	4.8	7.3

	Combined	Successor
	Quarter Ended March 31, 2011	Quarter Ended June 30, 2011	Quarter Ended September 30, 2011	Quarter Ended December 31, 2011
Net sales	$245.5	$251.9	$254.2	$237.4
Gross profit	41.3	60.2	63.2	53.6
Net income (loss)	(48.1)	5.9	2.0	(6.3)

Summary of the gains and (losses)

	Successor
	Quarter Ended March 31, 2012	Quarter Ended June 30, 2012	Quarter Ended September 30, 2012	Quarter Ended December 31, 2012
Note 3 Restructuring costs	$—	$(2.3)	$(0.4)	$(0.9)
Note 14 Antitrust litigation costs	(0.3)	(0.2)	(0.2)	—

	Combined	Successor
	Quarter Ended March 31, 2011	Quarter Ended June 30, 2011	Quarter Ended September 30, 2011	Quarter Ended December 31, 2011
Note 2 Merger and acquisition costs	$(8.3)	$(1.5)	$(0.1)	$—
Note 3 Restructuring costs	(0.1)	(0.4)	(0.1)	(0.2)
Note 6 Inventory step-up	(9.6)	(0.3)	—	—
Note 8 Trademark impairment loss	—	—	—	(2.3)
Note 11 Loss on early extinguishment of debt	(14.7)	—	—	—
Note 14 Antitrust litigation costs	(1.9)	(0.4)	(0.4)	(4.9)
Note 14 Patent litigation costs	(0.3)	(0.1)	(0.1)	—
Note 17 Stock-based compensation expense	(9.2)	—	—	—

Guarantor and Non-Guarantor Financial Statements (Tables)	12 Months Ended
Dec. 31, 2012
Guarantor and Non-Guarantor Financial Statements [Abstract]
Condensed Consolidating Balance Sheet

Condensed Consolidating Balance Sheet

December 31, 2012

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Assets
Current assets
Cash and cash equivalents	$78,917	$—	$1	$61,565	$4,921	$12,430
Intercompany receivables—current	—	(209,524)	—	165,519	22,536	21,469
Accounts receivable, net	227,542	—	—	—	210,462	17,080
Related party receivables	19,872	—	—	—	19,872	—
Inventories, net	175,291	—	—	—	150,045	25,246
Deferred tax assets	28,877	—	—	1,588	26,228	1,061
Other current assets	27,105	—	—	522	18,175	8,408

Total current assets	557,604	(209,524)	1	229,194	452,239	85,694
Property, plant and equipment, net	160,174	—	—	—	118,551	41,623
Investment in subsidiaries	—	(1,088,248)	271,176	722,420	94,652	—
Goodwill	309,102	—	—	—	278,570	30,532
Other intangible assets, net	399,585	—	—	—	391,771	7,814
Intercompany receivables non-current	—	(8,577)	—	—	8,577	—
Deferred financing costs, net	17,483	—	—	17,483	—	—
Other long-term assets	3,732	—	—	—	3,145	587

Total assets	$1,447,680	$(1,306,349)	$271,177	$969,097	$1,347,505	$166,250

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$132,803	$—	$—	$—	$108,067	$24,736
Short-term borrowings	—	—	—	—	—	—
Current maturities of long-term debt	3,177	—	—	3,000	177	—
Related party payables	734	—	16	—	27	691
Intercompany payables—current	—	(209,525)	—	—	188,358	21,167
Accrued expenses and other current liabilities	115,453	1	—	15,389	90,742	9,321

Total current liabilities	252,167	(209,524)	16	18,389	387,371	55,915
Long-term debt, less current maturities	690,748	—	—	690,079	669	—
Pension and other postretirement liabilities	120,093	—	—	—	119,501	592
Deferred tax liabilities	110,965	—	—	(10,547)	116,012	5,500
Intercompany payables—non-current	—	(8,577)	—	—	—	8,577
Other long-term liabilities	2,546	—	—	—	1,532	1,014
Total shareholder’s equity (deficit)	271,161	(1,088,248)	271,161	271,176	722,420	94,652

Total liabilities and shareholder’s equity (deficit)	$1,447,680	$(1,306.349)	$271,177	$969,097	$1,347,505	$166,250

Condensed Consolidating Balance Sheet

December 31, 2011

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Assets
Current assets
Cash and cash equivalents	$67,697	$—	$—	$16	$55,575	$12,106
Intercompany receivables—current	—	(59,347)	—	—	36,073	23,274
Accounts receivable, net	256,679	—	—	—	238,495	18,184
Related party receivables	10,760	—	—	—	10,760	—
Inventories, net	158,063	—	—	—	134,868	23,195
Deferred tax assets	37,894	—	—	1,380	36,475	39
Other current assets	15,375	—	—	58	9,346	5,971

Total current assets	546,468	(59,347)	—	1,454	521,592	82,769
Property, plant and equipment, net	153,044	—	—	—	113,328	39,716
Investment in subsidiaries	—	(1,042,250)	265,686	682,964	93,600	—
Goodwill	308,821	—	—	—	277,445	31,376
Other intangible assets, net	423,687	—	—	—	415,196	8,491
Intercompany receivables non-current	—	(8,754)	—	254,756	(246,002)	—
Deferred financing costs, net	20,176	—	—	20,176	—	—
Other long-term assets	1,822	—	—	—	1,060	762

Total assets	$1,454,018	$(1,110,351)	$265,686	$959,350	$1,176,219	$163,114

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$122,932	$—	$—	$—	$102,861	$20,071
Short-term borrowings	3,169	—	—	—	—	3,169
Current maturities of long-term debt	3,373	—	—	3,000	373	—
Related party payables	1,249	—	—	—	1,150	99
Intercompany payables—current	—	(59,347)	35	426	34,021	24,865
Accrued expenses and other current liabilities	130,980	—	—	14,485	110,543	5,952

Total current liabilities	261,703	(59,347)	35	17,911	248,948	54,156
Long-term debt, less current maturities	693,485	—	—	692,779	706	—
Pension and other postretirement liabilities	118,040	—	—	—	117,784	256
Deferred tax liabilities	112,714	—	—	(17,026)	124,362	5,378
Intercompany payables—non-current	—	(8,754)	—	—	—	8,754
Other long-term liabilities	2,425	—	—	—	1,455	970
Total shareholder’s equity (deficit)	265,651	(1,042,250)	265,651	265,686	682,964	93,600

Total liabilities and shareholder’s equity (deficit)	$1,454,018	$(1,110,351)	$265,686	$959,350	$1,176,219	$163,114

Condensed Consolidating Statement of Comprehensive Income (Loss)

Condensed Consolidating Statement of Comprehensive Income (Loss)

Year Ended December 31, 2012

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net sales	$984,497	$(121,109)	$—	$—	$936,993	$168,613
Cost of sales	745,995	(121,109)	—	—	720,568	146,536

Gross profit	238,502	—	—	—	216,425	22,077
Operating expenses
Selling and warehousing	(67,413)	—	—	—	(60,396)	(7,017)
General and administrative	(58,662)	—	(3)	(17,779)	(36,398)	(4,482)
Amortization of acquired intangible assets	(22,165)	—	—	—	(21,246)	(919)
Retructuring costs, net	(5,877)	—	—	—	(2,477)	(3,400)
Antitrust litigation costs	(1,228)	—	—	—	(1,228)	—

Operating income (loss)	83,157	—	(3)	(17,779)	94,680	6,259
Other expense
Interest expense, net	(54,765)	—	—	(54,708)	(55)	(2)
Intercompany interest	—	—	—	22,397	(22,035)	(362)
Miscellaneous, net	(6,188)	—	1	—	(6,204)	15

Income (loss) before income taxes	22,204	—	(2)	(50,090)	66,386	5,910
Income tax (expense) benefit	(7,577)	—	—	17,320	(18,771)	(6,126)

Net income (loss) before equity in earnings of subsidiaries	14,627	—	(2)	32,730	47,615	(216)
Equity in earnings of subsidiaries	—	(61,812)	14,629	47,399	(216)	—

Net income (loss)	$14,627	$(61,812)	$14,627	$14,629	$47,399	$(216)

Comprehensive income (loss)	$5,472	$(67,375)	$27,298	$5,474	$38,244	$1,831

Condensed Consolidating Statement of Comprehensive Income (Loss)

Year Ended December 31, 2011

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net sales	$910,179	$(106,994)	$—	$—	$862,435	$154,738
Cost of sales	710,360	(106,994)	—	—	683,367	133,987

Gross profit	199,819	—	—	—	179,068	20,751
Operating expenses
Selling and warehousing	(66,212)	—	—	—	(59,281)	(6,931)
General and administrative	(41,612)	—	(34)	(6,972)	(29,253)	(5,353)
Amortization of acquired intangible assets	(20,378)	—	—	—	(19,457)	(921)
Merger and acquisition costs	(11,331)	—	—	(11,331)	—	—
Retructuring costs, net	(1,275)	—	—	—	(1,124)	(151)
Trademark impairment loss	(3,800)	—	—	—	(3,800)	—
Patent litigation costs	(387)	—	—	—	(387)	—
Antitrust litigation costs	(11,731)	—	—	—	(11,731)	—

Operating income (loss)	43,093	—	(34)	(18,303)	54,035	7,395
Other expense
Interest expense, net	(51,691)	—	—	(51,813)	(59)	181
Intercompany interest	—	—	—	20,726	(20,399)	(327)
Debt commitment fees	(5,945)	—	—	(5,945)	—	—
Miscellaneous, net	(4,974)	—	—	—	(5,206)	232

Income (loss) before income taxes	(19,517)	—	(34)	(55,335)	28,371	7,481
Income tax (expense) benefit	906	—	—	20,166	(16,584)	(2,676)

Net income (loss) before equity in earnings of subsidiaries	(18,611)	—	(34)	(35,169)	11,787	4,805
Equity in earnings of subsidiaries	—	(2,820)	(18,577)	16,592	4,805	—

Net income (loss)	$(18,611)	$(2,820)	$(18,611)	$(18,577)	$16,592	$4,805

Comprehensive income (loss)	$(53,090)	$74,030	$(56,273)	$(53,056)	$(17,887)	$96

Condensed Consolidating Statement of Comprehensive Income (Loss)

January 1, 2011 Through January 25, 2011

(in thousands)

	UCI				Non-
	International		UCI	Guarantor	Guarantor
	Consolidated	Eliminations	International	Subsidiaries	Subsidiaries
Net sales	$78,842	$(9,872)	$—	$75,222	$13,492
Cost of sales	60,296	(9,872)	—	58,257	11,911

Gross profit	18,546	—	—	16,965	1,581
Operating expenses
Selling and warehousing	(5,167)	—	—	(4,575)	(592)
General and administrative	(3,577)	—	—	(3,274)	(303)
Amortization of acquired intangible assets	(405)	—	—	(405)	—
Merger and acquisition costs	(5,170)	—	(5,154)	(16)	—
Stock-based compensation expense	(15,082)	—	—	(15,082)	—
Patent litigation costs	(500)	—	—	(500)	—
Antitrust litigation costs	(813)	—	—	(813)	—

Operating income (loss)	(12,168)	—	(5,154)	(7,700)	686
Other expense
Interest expense, net	(4,663)	—	(2,504)	(2,166)	7
Intercompany interest	—	—	—	30	(30)
Management fee expense	(139)	—	—	(139)	—
Loss on early extinguishment of debt	(24,153)	—	(10,004)	(14,149)	—
Miscellaneous, net	(727)	—	—	(727)	—

Income (loss) before income taxes	(41,850)	—	(17,662)	(24,851)	663
Income tax (expense) benefit	13,952	—	6,822	7,324	(194)

Net income (loss) before equity in earnings of subsidiaries	(27,898)	—	(10,840)	(17,527)	469
Equity in earnings of subsidiaries	—	16,589	(17,058)	469	—

Net income (loss)	$(27,898)	$16,589	$(27,898)	$(17,058)	$469

Comprehensive income (loss)	$(27,155)	$15,219	$(27,155)	$(16,315)	$1,096

Condensed Consolidating Statement of Comprehensive Income (Loss)

Year Ended December 31, 2010

(in thousands)

	UCI				Non-
	International		UCI	Guarantor	Guarantor
	Consolidated	Eliminations	International	Subsidiaries	Subsidiaries
Net sales	$944,983	$(104,564)	$—	$902,979	$146,568
Cost of sales	708,581	(104,564)	—	681,219	131,926

Gross profit	236,402	—	—	221,760	14,642
Operating expenses
Selling and warehousing	(60,550)	—	—	(53,955)	(6,595)
General and administrative	(43,005)	—	(6,472)	(31,926)	(4,607)
Amortization of acquired intangible assets	(5,219)	—	—	(5,219)	—
Retructuring costs, net	(1,655)	—	—	49	(1,704)
Stock-based compensation expense	(443)	—	—	(443)	—
Patent litigation costs	(5,869)	—	—	(5,869)	—
Antitrust litigation costs	(7,195)	—	—	(7,195)	—

Operating income (loss)	112,466	—	(6,472)	117,202	1,736
Other income (expense)
Interest expense, net	(60,829)	—	(32,837)	(27,988)	(4)
Intercompany interest	—	—	—	350	(350)
Management fee expense	(2,000)	—	—	(2,000)	—
Loss on early extinguishment of debt	(8,687)	—	(25)	(8,662)	—
Miscellaneous, net	(3,433)	—	—	(3,433)	—

Income (loss) before income taxes	37,517	—	(39,334)	75,469	1,382
Income tax (expense) benefit	(14,552)	—	12,901	(27,342)	(111)

Net income (loss) before equity in earnings of subsidiaries	22,965	—	(26,433)	48,127	1,271
Equity in earnings of subsidiaries	—	(50,743)	49,435	1,308	—

Net income (loss)	22,965	(50,743)	23,002	49,435	1,271
Less: Loss attributable to noncontrolling interest	(37)	—	—	—	(37)

Net income (loss) attributable to UCI International, Inc.	$23,002	$(50,743)	$23,002	$49,435	$1,308

Comprehensive income (loss)	$14,029	$(41,631)	$14,029	$40,462	$1,169

Condensed Consolidating Statement of Cash Flow

Condensed Cosolidating Statement of Cash Flow

Year Ended December 31, 2012

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net cash provided by (used in) operating activities	$51,842	$—	$(37)	$(24,668)	$59,710	$16,857

Cash flows from investing activities:
Capital expenditures	(36,786)	—	—	—	(29,136)	(7,650)
Proceeds from sale of property, plant and equipment	1,968	—	—	—	576	1,392

Net cash provided by (used in) investing activities	(34,818)	—	—	—	(28,560)	(6,258)

Cash flows from financing actvities:
Issuances of debt	500	—	—	—	500	—
Debt repayments	(6,552)	—	—	(3,000)	(376)	(3,176)
Equity contribution	38	—	38	—	—	—
Intercompany dividend (paid) received	—	—	—	—	5,239	(5,239)
Change in intercompany indebtedness	—	—	—	89,237	(87,167)	(2,070)

Net cash provided by (used in) financing activities	(6,014)	—	38	86,237	(81,804)	(10,485)
Effect of exchange rate changes on cash	210	—	—	—	—	210

Net increase (decrease) in cash and cash equivalents	11,220	—	1	61,549	(50,654)	324
Cash and cash equivalents at beginning of period	67,697	—	—	16	55,575	12,106

Cash and cash equivalents at end of period	$78,917	$—	$1	$61,565	$4,921	$12,430

Condensed Cosolidating Statement of Cash Flow

Year Ended December 31, 2011

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net cash provided by (used in) operating activities	$55,662	$—	$—	$(56,800)	$108,297	$4,165

Cash flows from investing activities:
Acquisition of UCI International, Inc., net of cash acquired	(185,268)	—	—	(375,000)	180,086	9,646
Acquisition of Honeywell Automotive Parts Services
(Shanghai) Co., Ltd. Assets	(1,500)	—	—	—	—	(1,500)
Investment in subsidiaries	—	320,000	(320,000)	—	—	—
Capital expenditures	(24,675)	—	—	—	(21,172)	(3,503)
Proceeds from sale of property, plant and equipment	176	—	—	—	151	25
Decrease in restricted cash	16,290	—	—	—	16,290	—

Net cash provided by (used in) investing activities	(194,977)	320,000	(320,000)	(375,000)	175,355	4,668

Cash flows from financing activities:
Issuances of debt	3,147	—	—	—	—	3,147
Debt repayments	(3,956)	—	—	(3,000)	(288)	(668)
Payment of deferred financing costs	(20,259)	—	—	(20,259)	—	—
Payment of debt commitment fees	(5,945)	—	—	(5,945)	—	—
Proceeds from Senior Secured Credit Facilities (net of original issue discount of $1,500)	298,500	—	—	298,500	—	—
Issuance of Senior Notes	400,000	—	—	400,000	—	—
Repayment of 2010 Credit Facility	(423,938)	—	—	—	(423,938)	—
Redemption of Senior PIK Notes, including call premium and redemption period interest	(360,115)	—	—	(360,115)	—	—
Intercompany dividend (paid) received	—	—	—	—	5,332	(5,332)
Equity contribution	320,000	(320,000)	320,000	320,000	—	—
Change in intercompany indebtedness	—	—	—	(197,365)	196,149	1,216

Net cash provided by (used in) financing activities	207,434	(320,000)	320,000	431,816	(222,745)	(1,637)
Effect of exchange rate changes on cash	(422)	—	—	—	—	(422)

Net increase in cash and cash equivalents	67,697	—	—	16	60,907	6,774
Cash and cash equivalents at beginning of period	—	—	—	—	—	—

Cash and cash equivalents at end of period	$67,697	$—	$—	$16	$60,907	$6,774

Condensed Consolidating Statement of Cash Flows

January 1, 2011 through January 25, 2011

(in thousands)

	UCI				Non-
	International		UCI	Guarantor	Guarantor
	Consolidated	Eliminations	International	Subsidiaries	Subsidiaries
Net cash used in operating activities	$(9,341)	$—	$(8,427)	$(865)	$(49)

Cash flows from investing activities:
Capital expenditures	(1,571)	—	—	(1,430)	(141)

Net cash used in investing activities	(1,571)	—	—	(1,430)	(141)

Cash flows from financing activities:
Debt repayments	(2,633)	—	—	(30)	(2,603)
Payment of deferred financing costs	(920)	—	(920)	—	—
Proceeds from exercise of stock options	1,077	—	1,077	—	—
Excess tax benefits from share-based payments	2,661	—	2,661	—	—
Change in intercompany indebtedness	—	—	5,609	(8,472)	2,863

Net cash provided by (used in) financing activities	185	—	8,427	(8,502)	260
Effect of exchange rate changes on cash	127	—	—	—	127

Net increase (decrease) in cash and cash equivalents	(10,600)	—	—	(10,797)	197
Cash and cash equivalents at beginning of period	200,330	—	17	190,865	9,448

Cash and cash equivalents at end of period	$189,730	$—	$17	$180,068	$9,645

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2010

(in thousands)

	UCI				Non-
	International		UCI	Guarantor	Guarantor
	Consolidated	Eliminations	International	Subsidiaries	Subsidiaries
Net cash provided by (used in) operating activities	$113,340	$—	$(3,633)	$111,754	$5,219

Cash flows from investing activities:
Capital expenditures	(21,298)	—	—	(16,114)	(5,184)
Proceeds from sale of property, plant and equipment	437	—	—	352	85
Proceeds from sale of joint venture interest (net of transaction costs and cash sold)	272	—	—	—	272
Increase in restricted cash	(6,890)	—	—	(6,890)	—

Net cash used in investing activities	(27,479)	—	—	(22,652)	(4,827)

Cash flows from financing activities:
Issuances of debt	11,917	—	—	—	11,917
Proceeds of 2010 Credit Facility	419,625	—	—	419,625	—
Payment of deferred financing costs	(9,893)	—	—	(9,893)	—
Repayment of 2006 Credit Facility	(190,000)	—	—	(190,000)	—
Redemption of Previously Outstanding Subordinated Notes	(235,512)	—	—	(235,512)	—
Debt repayments	(13,439)	—	—	(1,333)	(12,106)
Proceeds from the exercise of stock options	2	—	2	—	—
Change in intercompany indebtedness	—	—	3,619	(4,628)	1,009

Net cash provided by (used in) financing activities	(17,300)	—	3,621	(21,741)	820
Effect of exchange rate changes on cash	(173)	—	—	—	(173)

Net increase (decrease) in cash and cash equivalents	68,388	—	(12)	67,361	1,039
Cash and cash equivalents at beginning of period	131,942	—	29	123,504	8,409

Cash and cash equivalents at end of period	$200,330	$—	$17	$190,865	$9,448

General and Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 25, 2011	Jan. 25, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Jan. 25, 2011 Predecessor [Member] Maximum [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]
General and Summary of Significant Accounting Policies (Textual) [Abstract]
Advertising expense		$ 1.7		$ 0.1	$ 1.6		$ 2.1	$ 1.6
Sale of international interest					51.00%
Repairs and maintenance expenses		5.2		0.4	5.1		6	4.8
Net foreign exchange gains (losses)					0.2	0.1	0.3	1.1
General and Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Inventory reported due to revised information reporting		5.2	2.9
Account payable reported due to revised information reporting		5.2	2.9
Effect on goodwill due to adjustments	0
Period for maturity of investments considered to be cash equivalents	Three months or less
Impairment of goodwill	$ 0
Hypothetical decrease to fair value	10.00%

Acquisitions (Details) (USD $) In Millions, unless otherwise specified	Jan. 25, 2011
Fair value of the assets acquired and liabilities assumed
Cash and cash equivalents	$ 189.7
Accounts receivable	265.4
Inventories	167.6
Other current assets	15.7
Restricted cash	16.3
Property, plant and equipment	161.9
Intangible assets (excluding goodwill)	448
Other long-term assets	9.2
Accounts payable	(107.2)
Short-term borrowings	(0.7)
Accrued expenses and other current liabilities	(133.6)
Long-term debt (including current maturities)	(784.7)
Pension and other postretirement liabilities	(79.5)
Deferred tax liabilities	(97)
Other long-term liabilities	(5)
Net assets acquired before goodwill on acquisition	66.1
Goodwill on acquisition	308.9
Net assets acquired	$ 375

Acquisitions (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Financial information of the combined entity
Net sales	$ 989	$ 945
Net income	$ 0.5	$ 16.3

Acquisitions (Details Textual) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended							12 Months Ended			1 Months Ended	12 Months Ended
	Jan. 25, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 25, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Jun. 30, 2012 Successor [Member]	Mar. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Sep. 30, 2011 Successor [Member]	Jun. 30, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2011 UCI Holdings Limited [Member]	Dec. 31, 2010 UCI Holdings Limited [Member] Successor [Member]	Dec. 31, 2011 UCI International Inc [Member]	Jan. 25, 2011 UCI International Inc [Member]	Jul. 29, 2011 UCI (Shanghai) Trading Company Limited [Member]
Acquisitions (Textual) [Abstract]
Percentage of acquisition of outstanding stock																					100.00%
Acquisition cost																					$ 375,000,000	$ 1,500,000
Merger and acquisition related costs	5,170,000	8,300,000		11,331,000		5,170,000		1,259,000						100,000	1,500,000		11,331,000			16,500,000
Debt issue costs related to the acquisition financing																			1,300,000	22,500,000
Revenue of UCI Holdings	78,842,000	245,500,000	984,497,000	910,179,000	944,983,000	78,842,000	944,983,000		238,500,000	249,800,000	234,600,000	261,600,000	237,400,000	254,200,000	251,900,000	984,497,000	910,179,000	0
Debt commitment fees				5,945,000													5,945,000			5,900,000
Stock-based compensation expense relating to equity incentive awards	15,082,000	9,200,000			443,000	15,082,000	443,000													15,100,000
Fees and expenses related to early extinguishment of debt	(24,153,000)	(14,700,000)			(8,687,000)	(24,153,000)	(8,687,000)													24,200,000
Cost of goods sold		9,600,000		16,400,000											300,000		16,376,000			16,400,000
Acquisitions (Additional Textual) [Abstract]
Contingent consideration payable			0
Equity contribution for purchase consideration and the refinancing of certain UCI international borrowings				$ 320,000,000

Restructuring Costs, Net (Details) (USD $)	3 Months Ended	12 Months Ended			3 Months Ended						12 Months Ended		1 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Jun. 30, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Sep. 30, 2011 Successor [Member]	Jun. 30, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 25, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Components of restructuring gains (costs), net
Severance											$ (2,400,000)	$ (1,100,000)
Impairment of property, plant and equipment											2,236,000
Curtailment and settlement losses											(1,300,000)	(200,000)		(600,000)
Distribution footprint optimization											(400,000)
Gains on sale of land and buildings											475,000			300,000
Disposition of joint venture interest														(1,100,000)
Cost to maintain land and buildings held for sale														(300,000)
Total Restructuring Charges	$ (100,000)	$ (5,877,000)	$ (1,275,000)	$ (1,655,000)	$ (900,000)	$ (400,000)	$ (2,300,000)	$ (200,000)	$ (100,000)	$ (400,000)	$ (5,877,000)	$ (1,275,000)		$ (1,655,000)

Restructuring Costs, Net (Details 1) (USD $)	3 Months Ended	12 Months Ended			3 Months Ended						12 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended			12 Months Ended
	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Jun. 30, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Sep. 30, 2011 Successor [Member]	Jun. 30, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 25, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member] Severance cost [Member]	Dec. 31, 2011 Successor [Member] Severance cost [Member]	Jan. 25, 2011 Successor [Member] Severance cost [Member]	Dec. 31, 2012 Successor [Member] Asset Impairments [Member]	Jan. 25, 2011 Successor [Member] Asset Impairments [Member]	Dec. 31, 2012 Successor [Member] Pension Curtailment and Settlements [Member]	Dec. 31, 2011 Successor [Member] Pension Curtailment and Settlements [Member]	Jan. 25, 2011 Successor [Member] Pension Curtailment and Settlements [Member]	Dec. 31, 2012 Successor [Member] Other [Member]	Jan. 25, 2011 Successor [Member] Other [Member]
Summary of activities in accrued restructuring reserves, including pension obligations and property, plant and equipment
Beginning Balance											$ 1,000,000			$ 1,000,000
Charges	100,000	5,877,000	1,275,000	1,655,000	900,000	400,000	2,300,000	200,000	100,000	400,000	5,877,000	1,275,000		2,400,000	1,100,000		2,200,000		1,300,000	200,000		400,000
Usage											(5,100,000)	(300,000)		(2,100,000)	(100,000)		(2,200,000)		(400,000)	(200,000)		(400,000)
Ending Balance					$ 2,200,000			$ 1,000,000			$ 2,200,000	$ 1,000,000		$ 1,300,000	$ 1,000,000				$ 900,000

Restructuring Costs, Net (Details Textual) (USD $)	12 Months Ended					1 Months Ended	12 Months Ended
	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member] Land Building and Equipment [Member]	Dec. 31, 2012 Successor [Member] Integrated Software System [Member]	Dec. 31, 2012 Successor [Member] Certain Equipment [Member]	Jan. 25, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Restructuring Costs, Net (Textual) [Abstract]
Severance costs	$ 2,400,000	$ 1,100,000
Impairment charge related to land, building and equipment			2,000,000
Estimated curtailment gain on pension plan	300,000
Other costs expected to be incurred related to restructuring	100,000
Distribution system software development costs				400,000
Asset impairments	2,236,000				200,000
Pension curtailment and settlement losses	1,300,000	200,000					600,000
Gain on sale of idle manufacturing facility	400,000
Gain on sale of property, plant and equipment	475,000						300,000
Costs incurred to maintain the land and buildings prior to the sale							300,000
Non-cash charge related to sale of interest in joint venture							$ 1,100,000
Sale of interest in joint venture							51.00%

Allowance for Doubtful Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 25, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Changes in the allowance for doubtful accounts
Beginning of period	$ 1.3		$ 2.8	$ 3.2
Provision for doubtful accounts	0.8	1.3	0.1	0.5
Accounts written off	(0.3)			(0.9)
End of period	$ 1.8	$ 1.3	$ 2.9	$ 2.8

Sales of Receivables (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended					1 Months Ended
	Dec. 31, 2012 Banks Customers	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 25, 2011 Predecessor [Member]
Sales of Receivables (Textual) [Abstract]
Amount of receivables sold through factoring arrangements		$ 280.7		$ 307.5	$ 250.7	$ 30
Discount on receivables sold through factoring arrangements		4.6	3.9	6.2	4.1	0.5
Sales of Receivables (Additional Textual) [Abstract]
Number of customers	7
Number of banks	8
Amount of additional outstanding receivables of factoring arrangements	$ 218.1	$ 171.3

Inventories (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Components of inventories
Inventory, Net, Total	$ 175,291,000	$ 158,063,000
Successor [Member]
Components of inventories
Raw materials	58,000,000	52,000,000
Work in process	30,000,000	25,100,000
Finished products	87,300,000	81,000,000
Inventory, Net, Total	$ 175,291,000	$ 158,063,000

Inventories (Details 1) (Inventory [Member], USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 25, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]
Changes in Holdings' allowance for excess and obsolete inventory
Beginning of period	$ 16.1	$ 15.1	$ 2
Charge to expense	0.2	3.2	4.4	2.3
Inventory written off		(2.1)	(0.5)	(0.4)
Other	0.5	(0.1)	0.5	0.1
End of period	$ 16.8	$ 16.1	$ 6.4	$ 2

Inventories (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2011
Inventories (Textual) [Abstract]
Fair value step up of acquired inventory sold	$ 9.6	$ 16.4

Property, Plant and Equipment (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Land and improvements [Member] Successor [Member]	Dec. 31, 2011 Land and improvements [Member] Successor [Member]	Dec. 31, 2012 Land and improvements [Member] Maximum [Member]	Dec. 31, 2012 Land and improvements [Member] Minimum [Member]	Dec. 31, 2012 Building and improvements [Member] Successor [Member]	Dec. 31, 2011 Building and improvements [Member] Successor [Member]	Dec. 31, 2012 Building and improvements [Member] Maximum [Member]	Dec. 31, 2012 Building and improvements [Member] Minimum [Member]	Dec. 31, 2012 Equipment [Member] Successor [Member]	Dec. 31, 2011 Equipment [Member] Successor [Member]	Dec. 31, 2012 Equipment [Member] Maximum [Member]	Dec. 31, 2012 Equipment [Member] Minimum [Member]
Property, plant and equipment
Property, Plant and Equipment, Depreciable Life							10 years	5 years			40 years	5 years			15 years	3 years
Property, Plant and Equipment, Gross			$ 215,300,000	$ 181,900,000	$ 6,000,000	$ 7,100,000			$ 44,700,000	$ 44,300,000			$ 164,600,000	$ 130,500,000
Less accumulated depreciation			(55,100,000)	(28,900,000)
Property, Plant and Equipment, Net, Total	$ 160,174,000	$ 153,044,000	$ 160,174,000	$ 153,044,000

Property, Plant and Equipment (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Capital Lease [Member]	Dec. 31, 2011 Capital Lease [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 25, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Property Plant and Equipment (Textual) [Abstract]
Depreciation expense recognized					$ 27.9	$ 29	$ 2.2	$ 27.3
Accumulated depreciation			0.4	0.4	55.1	28.9
Property, Plant and Equipment (Additional Textual) [Abstract]
Increase in carrying value of acquired property, plant and equipment	26.9
Cumulative additions related to capital lease obligations	0.9	1.6
Liabilities for ARO	$ 1.2	$ 1.2

Goodwill and Other Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Changes in goodwill
End of period	$ 309,102,000	$ 308,821,000
Successor [Member]
Changes in goodwill
Beginning of period	308,821,000
Foreign currency translation	300,000	(700,000)
End of period	309,102,000	308,821,000
Successor [Member] | UCI Acquisition [Member]
Changes in goodwill
Goodwill resulting from acquisition		308,900,000
Successor [Member] | FRAM China acquisition [Member]
Changes in goodwill
Goodwill resulting from acquisition		$ 600,000

Goodwill and Other Intangible Assets (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Successor [Member]
Components of other intangible assets
Gross	$ 446.2	$ 450
Impairment		(3.8)
Accumulated Amortization	(46.2)	(21.9)
Foreign Currency	(0.4)	(0.6)
Net	399.6	423.7
Customer Relationships [Member]
Components of other intangible assets
Weighted Average Remaining Life	11 years	12 years
Customer Relationships [Member] | Successor [Member]
Components of other intangible assets
Other intangible assets, finite lived, gross	283.6	283.6
Accumulated Amortization	(42.3)	(20.3)
Foreign Currency	(0.4)	(0.6)
Net	240.9	262.7
Customer Relationships [Member] | Maximum [Member]
Components of other intangible assets
Amortizable Life	15 years	15 years
Customer Relationships [Member] | Minimum [Member]
Components of other intangible assets
Amortizable Life	10 years	10 years
Trademarks [Member]
Components of other intangible assets
Amortizable Life	5 years	5 years
Weighted Average Remaining Life	3 years	4 years
Trademarks [Member] | Successor [Member]
Components of other intangible assets
Other intangible assets, finite lived, gross	0.6	0.6
Other intangible assets, indefinite lived, gross	151	154.8
Impairment		(3.8)
Accumulated Amortization	(0.2)	(0.1)
Net	0.4	0.5
Other intangible assets, indefinite lived, net	151	151
Integrated Software System [Member]
Components of other intangible assets
Amortizable Life	5 years	5 years
Weighted Average Remaining Life	3 years	4 years
Integrated Software System [Member] | Successor [Member]
Components of other intangible assets
Other intangible assets, finite lived, gross	11	11
Accumulated Amortization	(3.7)	(1.5)
Net	$ 7.3	$ 9.5

Goodwill and Other Intangible Assets (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Acquired Intangible Assets [Member]
Estimated amortization expense related to acquired intangible assets and the integrated software system
2013	$ 22.2
2014	22.2
2015	22.2
2016	22.1
2017	22.1
Integrated Software System [Member]
Estimated amortization expense related to acquired intangible assets and the integrated software system
2013	2.2
2014	2.2
2015	2.2
2016	0.7
2017

Goodwill and Other Intangible Assets (Details Textual) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 25, 2011 Predecessor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Trademarks [Member]
Goodwill and Other Intangible Assets (Textual) [Abstract]
Trademark impairment loss related to trade name			$ 3.8	$ 3.8
Aggregate intangible amortization charged to comprehensive income (loss)	$ 0.4	$ 24.3	$ 21.9

Accrued Expenses and Other Current Liabilities (Details) (Successor [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Successor [Member]
Accrued expenses and other current liabilities
Product returns	$ 46	$ 55.6
Interest	13.2	13.2
Rebates, credits and discounts due to customers	10.3	11.7
Insurance	9.2	10.8
Taxes Payable	8.7	8
Bonuses and profit sharing	5.7	5.9
Vacation pay	4.4	4.4
Professional fees	3.2	2.9
Salaries and wages	2.6	2.4
Accrued litigation	0.2	8.1
Other	12	8
Accrued expenses and other current liabilities, total	$ 115.5	$ 131

Product Returns Liability (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 25, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]
Changes in Holdings' product returns accrual
Beginning of period	$ 53.7	$ 42.1	$ 55.6
Addition due to UCI Acquisition				54.6
Cost of unsalvageable parts	(4)	(52)	(44.9)	(51.3)
Reduction to sales, net of salvage	4.9	63.6	35.3	52.3
End of period	$ 54.6	$ 53.7	$ 46	$ 55.6

Product Returns Liability (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Product Returns Liability (Textual) [Abstract]
Product return reserves for former customer	$ 3
Product return reserves for current customer	$ 1.9
Maximum [Member]
Product Returns Liability (Textual) [Abstract]
Customers rights to return excess quantities	5.00%
Minimum [Member]
Product Returns Liability (Textual) [Abstract]
Customers rights to return excess quantities	3.00%

Debt (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Jan. 26, 2011
Summarized debt
Senior Notes			$ 400,000,000
Short-term borrowings		3,169,000
Less:
Short-term borrowings		3,169,000
Successor [Member]
Summarized debt
Senior Secured Term Loan Facility	294,000,000	297,000,000
Senior Notes	400,000,000	400,000,000
Short-term borrowings		3,169,000
Capital lease obligations	300,000	1,100,000
Economic development loan	500,000
Unamortized original issue discount	(900,000)	(1,500,000)
Total	693,900,000	700,000,000
Less:
Short-term borrowings		3,169,000
Current maturities	3,200,000	3,400,000
Long-term debt	$ 690,700,000	$ 693,500,000

Debt (Details 1)	12 Months Ended
Dec. 31, 2012
Redemption prices of Senior Notes (expressed as percentages of principal amount)
2015	104.31%
2016	102.16%
2017 and thereafter	100.00%

Debt (Details 2) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 25, 2011	Mar. 31, 2011	Dec. 31, 2010
Loss on Early Extinguishment of 2010 Credit Facility and Senior PIK Notes
Loss on early extinguishment of debt (Note 11)	$ (24,153,000)	$ (14,700,000)	$ (8,687,000)
Predecessor [Member]
Loss on Early Extinguishment of 2010 Credit Facility and Senior PIK Notes
Fees and expenses related to early extinguishment of debt	1,000,000
Loss on early extinguishment of debt (Note 11)	(24,153,000)		(8,687,000)
Senior PIK Notes [Member] | Predecessor [Member]
Loss on Early Extinguishment of 2010 Credit Facility and Senior PIK Notes
Call premium and redemption period interest	5,000,000
Write-off unamortized original issue discount	3,300,000
Write-off unamortized deferred financing costs	900,000
2010 Credit Facility [Member] | Predecessor [Member]
Loss on Early Extinguishment of 2010 Credit Facility and Senior PIK Notes
Write-off unamortized original issue discount	5,100,000
Write-off unamortized deferred financing costs	$ 8,900,000

Debt (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Schedule of future repayments of debt outstanding
2013	$ 3.2
2014	3.2
2015	3.2
2016	3.1
2017	282.1
Thereafter	400
Total	$ 694.8

Debt (Details 4) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Jan. 25, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Jan. 25, 2011 Predecessor [Member] Senior PIK Notes [Member]	Dec. 31, 2010 Predecessor [Member] Senior PIK Notes [Member]	Jan. 25, 2011 Predecessor [Member] 2010 Term Loan [Member]	Dec. 31, 2010 Predecessor [Member] 2010 Term Loan [Member]	Dec. 31, 2010 Predecessor [Member] 2006 Credit Facility [Member]	Dec. 31, 2010 Predecessor [Member] Previously Outstanding Subordinated Notes [Member]	Jan. 25, 2011 Predecessor [Member] Other Debt [Member]	Dec. 31, 2010 Predecessor [Member] Other Debt [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member] Senior Secured Term Loan Facility [Member]	Dec. 31, 2011 Successor [Member] Senior Secured Term Loan Facility [Member]	Dec. 31, 2012 Successor [Member] Senior Notes [Member]	Dec. 31, 2011 Successor [Member] Senior Notes [Member]	Dec. 31, 2012 Successor [Member] Senior Secured Revolving Credit Facility [Member]	Dec. 31, 2011 Successor [Member] Senior Secured Revolving Credit Facility [Member]	Dec. 31, 2012 Successor [Member] Other Debt [Member]	Dec. 31, 2011 Successor [Member] Other Debt [Member]
Summary of net interest expense
Interest expense			$ 2.4	$ 31.2	$ 1.9	$ 6.9	$ 3.7	$ 15.7	$ 0.1	$ 0.3			$ 16.5	$ 15.5	$ 34.5	$ 32.2			$ 1	$ 1.6
Amortization Debt issue costs				0.4	0.1	0.3	0.3						1.1	1	1.2	1	0.4	0.3
Original issue discounts	0.2	2.2									0.3	0.3
Total interest expense	4.7	61									55	51.9
Interest income		(0.2)									(0.2)	(0.2)
Interest expense, net	$ 4.7	$ 60.8									$ 54.8	$ 51.7

Debt (Details Textual)	1 Months Ended	3 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended														12 Months Ended
	Jan. 25, 2011 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 17, 2012	Jan. 26, 2011 USD ($)	Jan. 25, 2011 Predecessor [Member] USD ($)	Dec. 31, 2010 Predecessor [Member] USD ($)	Dec. 31, 2012 Successor [Member] USD ($)	Dec. 31, 2011 Successor [Member] USD ($)	Dec. 31, 2012 Successor [Member] Maximum [Member] USD ($)	Dec. 31, 2011 Successor [Member] Maximum [Member] USD ($)	Dec. 31, 2012 Senior Secured Credit Facilities [Member] USD ($)	Dec. 31, 2011 Senior Secured Credit Facilities [Member] USD ($)	Jan. 26, 2011 Senior Secured Credit Facilities [Member] USD ($)	Sep. 30, 2010 Senior Secured Term Loan Facility [Member] USD ($)	Dec. 31, 2012 Senior Secured Term Loan Facility [Member]	Jan. 26, 2011 Senior Secured Term Loan Facility [Member] USD ($)	Jan. 25, 2011 Senior Secured Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Senior Secured Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 Senior Secured Revolving Credit Facility [Member] USD ($)	Jan. 26, 2011 Senior Secured Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Standby Letters of Credit [Member]	Dec. 31, 2012 2010 Credit Facility [Member] Predecessor [Member] USD ($)	Sep. 23, 2010 2010 Credit Facility [Member] Predecessor [Member] USD ($)	Sep. 23, 2010 2010 Revolving Credit [Member] Predecessor [Member] USD ($)	Sep. 23, 2010 Term Loan Facility [Member] Predecessor [Member] USD ($)	Dec. 31, 2012 Chinese Local Credit Facilities [Member] USD ($)	Dec. 31, 2011 Chinese Local Credit Facilities [Member] CNY	Dec. 31, 2012 Spanish Local Credit Facilities [Member] USD ($)	Dec. 31, 2012 Spanish Local Credit Facilities [Member] EUR (€)	Dec. 31, 2011 Spanish Local Credit Facilities [Member] USD ($)	Sep. 23, 2010 Senior Subordinated Notes [Member] Predecessor [Member]	Dec. 31, 2012 Senior PIK Notes [Member] Predecessor [Member] USD ($)	Dec. 31, 2011 Chinese Yuan denominated line of credit [Member] USD ($)	Dec. 31, 2011 Chinese Yuan denominated line of credit [Member] CNY	Dec. 31, 2012 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Senior Notes [Member] USD ($)	Jan. 26, 2011 Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member] Predecessor [Member] USD ($)	Dec. 31, 2012 LIBOR Rate [Member]	Dec. 31, 2012 Federal Funds [Member]	Dec. 31, 2012 Eurocurrency Rate [Member]	Dec. 31, 2012 Eurocurrency Rate [Member] Revolving Credit Facility [Member]	Dec. 31, 2012 Alternate Base Rate [Member]
Debt (Textual) [Abstract]
Senior Secured Credit Facilities																$ 375,000,000			$ 300,000,000		$ 50,000,000		$ 75,000,000			$ 500,000,000	$ 75,000,000	$ 425,000,000	$ 3,100,000	20,000,000	$ 3,000,000	€ 2,300,000				$ 3,100,000	20,000,000
Issuance cost of the Senior Secured Credit Facilities																				9,500,000																			13,000,000
Line of credit facility, incremental term																																						235,000,000
Line of credit facility, maturity year																		6 years 6 months			5 years
Line of Credit Facility, Expiration Date														Jan 26, 2016				Jul 26, 2017
Debt instrument basis spread on Eurocurrency rate																																													1.50%
Unused Revolving Credit Facility Commitment Fee																																						1.13%
Outstanding letter of credit fee																								4.00%
Line of credit facility amortization percentage																		1.00%
Percentage debt issuances, mandatory prepayments														100.00%
Repayment of long term loan																									423,900,000																315,000,000
Short-term borrowings				3,169,000							3,169,000
Borrowings outstanding under credit facilities														0	0						8,000,000	9,900,000									0	500,000	0
Availability of senior secured revolving facility																					67,000,000	65,100,000
Cost of entering into swaption																	500,000
Interest percentage						2.00%																												9.38%						8.63%
Percentage of redemption in Senior note																																							35.00%
Net cash proceeds of one or more equity offerings																																							108.63%
Right to require repurchase Senior Notes at purchase price																																							101.00%
Amount paid for Senior PIK Notes																																			41,200,000
Debt instrument margin spread																																										1.00%	0.50%	4.00%		3.00%
Capital lease obligation written off										400,000
Associated capital lease assets written off										400,000
Charges for capital lease obligations												100,000
Capital lease assets												100,000	700,000
Capital lease obligations										300,000	1,100,000	100,000	700,000
Loan amount			694,800,000
Maturity period of loan			5 years
Annual principal payments			100,000
Debt (Additional Textual) [Abstract]
Prepayment based upon excess cash flow by Holdings			1,400,000
Percentage of voting equity interests			65.00%
Percentage net cash proceeds of asset sales, mandatory prepayments			100.00%
Percentage debt issuances, mandatory prepayments														100.00%
Percentage excess cash flow, mandatory prepayments			50.00%
Step Down Percentage of excess cash flow, mandatory prepayments of debt			25.00%
Leverage Ratio			2
Aggregate principal amount of senior notes							400,000,000			400,000,000	400,000,000
Loss on early extinguishment of debt	24,153,000	14,700,000			8,687,000			24,153,000	8,687,000
Capitalized interest			$ 600,000	$ 0	$ 0

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jan. 25, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]
Components of income (loss) before income taxes
United States	$ (42.7)	$ 35.8	$ (1.3)	$ 16	$ (27.3)
Foreign	0.8	1.7		6.2	7.8
Income (loss) before income taxes, Total	$ (41.9)	$ 37.5	$ (1.3)	$ 22.2	$ (19.5)

Income Taxes (Details 1) (USD $)	1 Months Ended	12 Months Ended
	Jan. 25, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred
Income tax expense (benefit)	$ (13,952,000)	$ 7,577,000	$ (906,000)	$ 14,552,000
Predecessor [Member]
Current
Current, Federal	100,000			12,400,000
Current, State	400,000			2,700,000
Current, Foreign	500,000			1,900,000
Total income tax expense (benefit), Current	1,000,000			17,000,000
Deferred
Deferred, Federal	(13,600,000)			(900,000)
Deferred, State	(1,200,000)
Deferred, Foreign	(200,000)			(1,600,000)
Total income tax expense (benefit), deferred	(18,243,000)			(1,870,000)
Income tax expense (benefit)	(13,952,000)			14,552,000
Successor [Member]
Current
Current, Federal		(12,000,000)
Current, State		400,000	800,000
Current, Foreign		6,100,000	2,900,000
Total income tax expense (benefit), Current		(5,500,000)	3,700,000
Deferred
Deferred, Federal		13,300,000	(3,800,000)
Deferred, State		(200,000)	(600,000)
Deferred, Foreign			(200,000)
Total income tax expense (benefit), deferred		13,111,000	(2,554,000)
Income tax expense (benefit)		$ 7,577,000	$ (906,000)

Income Taxes (Details 2) (USD $)	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jan. 25, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 25, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]
Reconciliation of income taxes computed at the United States Federal statutory tax rate to income tax expense (benefit)
Income (loss) before income taxes					$ (41,900,000)	$ 37,500,000	$ (1,300,000)	$ 22,200,000	$ (19,500,000)
Income tax expense (benefit) at U.S. Federal statutory rate					(14,700,000)	13,100,000	(500,000)	7,700,000	(6,800,000)
Federal income tax expense related to unremitted earnings of foreign subsidiaries								1,700,000	3,200,000
U.S. Federal and foreign withholding tax on dividend from foreign subsidiary								500,000	2,400,000
Foreign income not taxable, foreign income tax losses not benefited and rate differential						900,000		900,000	(700,000)
Federal income taxes related to "check the box" election						(300,000)		(300,000)	100,000
State income taxes, net of Federal income tax benefit					(700,000)	1,800,000		(2,500,000)	100,000
Other					1,400,000	(1,000,000)	500,000	(400,000)	800,000
Income tax expense (benefit)	$ (13,952,000)	$ 7,577,000	$ (906,000)	$ 14,552,000	$ (13,952,000)	$ 14,552,000		$ 7,577,000	$ (906,000)

Income Taxes (Details 3) (Successor [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Successor [Member]
Deferred tax assets
Pension and postretirement benefits	$ 17.6	$ 26.2
Product returns and warranty accruals	17.3	21.5
Inventory valuation	2.3	3.1
Net operating loss carryforwards	8.2	19.7
Vacation accrual	1.3	1.5
Insurance accrual	1.9	2.6
Allowance for doubtful accounts	0.6	0.4
Tax credit carryforwards	0.5	0.3
Pension liability adjustment included in other comprehensive income (loss)	25.2	19.2
Other accrued liabilities	3.5	6.3
Interest disallowance	9.6	8.7
Other	1.3	1.4
Total deferred tax assets, gross	89.3	110.9
Less: valuation allowance for net operating loss carryforwards and foreign tax credit carryforwards	(6.7)	(5)
Total deferred tax assets	82.6	105.9
Deferred tax liabilities
Depreciation and amortization	(22)	(26.3)
Goodwill amortization for tax, but not book	(6.8)	(3.4)
Acquired intangible assets	(132.2)	(146.9)
Prepaid expenses	(0.7)	(0.8)
Other	(3)	(3.3)
Total deferred tax liabilities	(164.7)	(180.7)
Net deferred tax (liabilities)	$ (82.1)	$ (74.8)

Income Taxes (Details 4) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Summary of net deferred tax assets (liabilities)
Deferred tax assets	$ 28,877,000	$ 37,894,000
Deferred tax liabilities	(110,965,000)	(112,714,000)
Successor [Member]
Summary of net deferred tax assets (liabilities)
Deferred tax assets	28,877,000	37,894,000
Deferred tax liabilities	(110,965,000)	(112,714,000)
Net deferred tax (liabilities)	$ (82,100,000)	$ (74,800,000)

Income Taxes (Details 5) (Valuation Allowance of Deferred Tax Assets [Member], USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 25, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]
Changes in Holdings' valuation allowance for deferred tax assets
Beginning of period	$ 4.9	$ 5.2	$ 5
Additions due to UCI Acquisition				5.3
Provisions	0.4	0.7	1.7	0.2
Deductions		(1)		(0.5)
End of period	$ 5.3	$ 4.9	$ 6.7	$ 5

Income Taxes (Details 6) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 25, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]
Reconciliation of unrecognized tax benefits
Beginning of period	$ 9.1	$ 7.7	$ 9.9
Additions due to UCI Acquisition				9.3
Additions for tax positions related to the current period	0.2	1.9		0.8
Reductions based on tax positions related to the current period		(0.6)		(0.3)
Additions for tax positions of prior years		0.8	0.1	0.5
Reductions for tax positions of prior years		(0.1)	(1.9)
Reduction for lapse of applicable statutes of limitations		(0.6)	(0.3)	(0.4)
End of period	$ 9.3	$ 9.1	$ 7.8	$ 9.9

Income Taxes (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Jan. 25, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes (Textual) [Abstract]
Income tax expense, interest	$ (4,663,000)	$ (54,765,000)	$ (51,691,000)	$ (60,829,000)
Uncertain tax benefits, accrued interest and penalties		1,200,000	500,000
Income Taxes (Additional Textual) [Abstract]
Dividend paid by Spanish subsidiary		5,200,000	5,300,000
Deferred income tax recorded for unremitted earnings		0
Total income tax expense		500,000	2,400,000
Total deferred income taxes		1,700,000	3,200,000
Undistributed earnings of other foreign subsidiaries		27,400,000
Total declined unrecognized tax benefits		400,000
Additional taxes recorded for prior years		2,500,000
UCI Holdings Limited [Member]
Income Taxes (Textual) [Abstract]
Unrecognized tax benefits		1,900,000
Penalties related to unrecognized tax benefits		0
Income tax expense, interest		300,000	400,000
Uncertain tax benefits, penalties		0
Foreign Country [Member]
Income Taxes (Textual) [Abstract]
Foreign net operating loss carryforwards with no expiration date		14,600,000
Deferred tax assets related to loss carryforwards and tax credits		5,600,000
Foreign Country [Member] | Expiration Period One [Member]
Income Taxes (Textual) [Abstract]
Foreign net operating loss carryforwards with no expiration date		4,400,000
Expiration period of foreign tax credit carryforwards		expire between 2018 and 2021
Foreign Country [Member] | Expiration Period Two [Member]
Income Taxes (Textual) [Abstract]
Foreign net operating loss carryforwards with no expiration date		300,000
Expiration period of foreign tax credit carryforwards		expire in 2023 and 2024
State and Local Jurisdiction [Member]
Income Taxes (Textual) [Abstract]
Foreign net operating loss carryforwards with no expiration date		35,100,000
Deferred tax assets related to loss carryforwards and tax credits		$ 1,100,000

Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Change in projected benefit obligations:
Actuarial loss	$ 40.8	$ 38.6
Successor [Member]
Obligation and funded status
Accumulated benefit obligation	326.2	282
Change in projected benefit obligations:
Projected benefit obligations at beginning of year	296.3
Fair value of assumed obligations at UCI Acquisition date	219.9	250.9
Service cost	0.7	4.3
Interest cost	12.8	12.7
Actuarial loss	40.8	38.6
Plan amendments	0.2
Plan curtailment and settlements	(12.9)
Benefits paid	(11.5)	(9.9)
Currency translation adjustment	0.2	(0.3)
Projected benefit obligations at end of year	326.6	296.3
Change in plan assets:
Fair value of plan assets at beginning of year	190.2
Fair value of plan assets at UCI Acquisition date		181.7
Actual return on plan assets	27	4.9
Employer contributions	14	13.7
Benefits paid	(11.5)	(9.9)
Currency translation adjustment	0.2	(0.2)
Plan assets at end of year	219.9	190.2
Funded status, net	(106.7)	(106.1)
Amounts recognized in the consolidated balance sheets consist of:
Total amount recognized in balance sheet	(106.7)	(106.1)
Successor [Member] | Other long-term assets [Member]
Amounts recognized in the consolidated balance sheets consist of:
Total amount recognized in balance sheet	0.3	0.3
Successor [Member] | Accrued expenses and other current liabilities [Member]
Amounts recognized in the consolidated balance sheets consist of:
Total amount recognized in balance sheet	(1.1)	(0.1)
Successor [Member] | Pension and other postretirement liabilities [Member]
Amounts recognized in the consolidated balance sheets consist of:
Total amount recognized in balance sheet	$ (105.9)	$ (106.3)

Employee Benefit Plans (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member] Acquisition Adjustments [Member]	Dec. 31, 2011 Successor [Member] Acquisition Adjustments [Member]	Dec. 31, 2011 Successor [Member] 2011 Additions [Member]	Dec. 31, 2012 Successor [Member] 2012 Additions [Member]	Dec. 31, 2010 Predecessor [Member]
Accumulated other comprehensive income (loss)
Prior service costs						$ 2.3			$ (2.3)
Net actuarial gain (loss)			(61.9)	(47)		59.9	(47)	(14.9)	(59.9)
Deferred income tax benefit (expense)			23.6	18.4		(23.8)	18.4	5.2	23.8
Accumulated other comprehensive income (loss)	$ (2.5)	$ (1.2)	$ (38.3)	$ (28.6)		$ 38.4	$ (28.6)	$ (9.7)	$ (38.4)

Employee Benefit Plans (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 25, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Component of net periodic pension expense
Service cost	$ 0.7	$ 4.3	$ 0.4	$ 4.3
Interest cost	12.8	12.7	1.1	13.4
Expected return on plan assets	(15.6)	(13.5)	(1.2)	(14.7)
Amortization of prior service cost				0.3
Amortization of unrecognized loss	0.5		0.2	0.6
Curtailment and settlement losses recognized	1.3	0.2		0.6
Net periodic pension benefit cost	$ (0.3)	$ 3.7	$ 0.5	$ 4.5

Employee Benefit Plans (Details 3)	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 25, 2011	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Predecessor [Member]
Weighted Average:
Discount rate to determine benefit obligations	3.70%	4.60%	5.70%	3.70%	4.60%	5.50%
Discount rate to determine net costs				4.60%	5.70%	6.00%
Rate of future compensation increases to determine benefit obligation				4.50%	3.00%	3.50%
Rate of future compensation increases to determine net cost				3.20%	3.50%	3.50%
Rate of return on plan assets to determine net cost	7.80%			7.80%	8.00%	8.00%

Employee Benefit Plans (Details 4)	12 Months Ended
Dec. 31, 2012
Strategic target and permitted range of holdings
Strategic target plan asset allocations	100.00%
U.S. equities [Member]
Strategic target and permitted range of holdings
Strategic target plan asset allocations	38.00%
Target Plan asset allocations permitted range, minimum	30.00%
Target Plan asset allocations permitted range, maximum	45.00%
Non-U.S. Equity [Member]
Strategic target and permitted range of holdings
Strategic target plan asset allocations	13.00%
Target Plan asset allocations permitted range, minimum	10.00%
Target Plan asset allocations permitted range, maximum	15.00%
Fixed income [Member]
Strategic target and permitted range of holdings
Strategic target plan asset allocations	39.00%
Target Plan asset allocations permitted range, minimum	30.00%
Target Plan asset allocations permitted range, maximum	100.00%
Real assets [Member]
Strategic target and permitted range of holdings
Strategic target plan asset allocations	10.00%
Target Plan asset allocations permitted range, minimum	0.00%
Target Plan asset allocations permitted range, maximum	10.00%

Employee Benefit Plans (Details 5) (Successor [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair value of the plan assets
Fair value of plan assets	$ 219.9	$ 250.9
Level 1 [Member]
Fair value of the plan assets
Fair value of plan assets
Level 2 [Member]
Fair value of the plan assets
Fair value of plan assets	209.4	190.2
Level 3 [Member]
Fair value of the plan assets
Fair value of plan assets	10.5
U.S. equities [Member]
Fair value of the plan assets
Fair value of plan assets	84.9	85.3
U.S. equities [Member] | Level 1 [Member]
Fair value of the plan assets
Fair value of plan assets
U.S. equities [Member] | Level 2 [Member]
Fair value of the plan assets
Fair value of plan assets	84.9	85.3
U.S. equities [Member] | Level 3 [Member]
Fair value of the plan assets
Fair value of plan assets
U.S. equities [Member] | Large Cap Growth [Member]
Fair value of the plan assets
Fair value of plan assets	27.6	16.4
U.S. equities [Member] | Large Cap Growth [Member] | Level 1 [Member]
Fair value of the plan assets
Fair value of plan assets
U.S. equities [Member] | Large Cap Growth [Member] | Level 2 [Member]
Fair value of the plan assets
Fair value of plan assets	27.6	16.4
U.S. equities [Member] | Large Cap Growth [Member] | Level 3 [Member]
Fair value of the plan assets
Fair value of plan assets
U.S. equities [Member] | Large Cap Value [Member]
Fair value of the plan assets
Fair value of plan assets	27.3	16.6
U.S. equities [Member] | Large Cap Value [Member] | Level 1 [Member]
Fair value of the plan assets
Fair value of plan assets
U.S. equities [Member] | Large Cap Value [Member] | Level 2 [Member]
Fair value of the plan assets
Fair value of plan assets	27.3	16.6
U.S. equities [Member] | Large Cap Value [Member] | Level 3 [Member]
Fair value of the plan assets
Fair value of plan assets
U.S. equities [Member] | Large Cap Indexed [Member]
Fair value of the plan assets
Fair value of plan assets	12.6	33.2
U.S. equities [Member] | Large Cap Indexed [Member] | Level 1 [Member]
Fair value of the plan assets
Fair value of plan assets
U.S. equities [Member] | Large Cap Indexed [Member] | Level 2 [Member]
Fair value of the plan assets
Fair value of plan assets	12.6	33.2
U.S. equities [Member] | Large Cap Indexed [Member] | Level 3 [Member]
Fair value of the plan assets
Fair value of plan assets
U.S. equities [Member] | Small and Mid Cap Growth [Member]
Fair value of the plan assets
Fair value of plan assets	8.6	8.8
U.S. equities [Member] | Small and Mid Cap Growth [Member] | Level 1 [Member]
Fair value of the plan assets
Fair value of plan assets
U.S. equities [Member] | Small and Mid Cap Growth [Member] | Level 2 [Member]
Fair value of the plan assets
Fair value of plan assets	8.6	8.8
U.S. equities [Member] | Small and Mid Cap Growth [Member] | Level 3 [Member]
Fair value of the plan assets
Fair value of plan assets
U.S. equities [Member] | Small and Mid Cap Value [Member]
Fair value of the plan assets
Fair value of plan assets	8.8	10.3
U.S. equities [Member] | Small and Mid Cap Value [Member] | Level 1 [Member]
Fair value of the plan assets
Fair value of plan assets
U.S. equities [Member] | Small and Mid Cap Value [Member] | Level 2 [Member]
Fair value of the plan assets
Fair value of plan assets	8.8	10.3
U.S. equities [Member] | Small and Mid Cap Value [Member] | Level 3 [Member]
Fair value of the plan assets
Fair value of plan assets
Non-U.S. Equity [Member]
Fair value of the plan assets
Fair value of plan assets	29.4	36.9
Non-U.S. Equity [Member] | Level 1 [Member]
Fair value of the plan assets
Fair value of plan assets
Non-U.S. Equity [Member] | Level 2 [Member]
Fair value of the plan assets
Fair value of plan assets	29.4	36.9
Non-U.S. Equity [Member] | Level 3 [Member]
Fair value of the plan assets
Fair value of plan assets
Fixed income [Member]
Fair value of the plan assets
Fair value of plan assets	84.7	65.8
Fixed income [Member] | Level 1 [Member]
Fair value of the plan assets
Fair value of plan assets
Fixed income [Member] | Level 2 [Member]
Fair value of the plan assets
Fair value of plan assets	84.7	65.8
Fixed income [Member] | Level 3 [Member]
Fair value of the plan assets
Fair value of plan assets
Fixed income [Member] | Short & Mid Duration [Member]
Fair value of the plan assets
Fair value of plan assets	23.2	20.2
Fixed income [Member] | Short & Mid Duration [Member] | Level 1 [Member]
Fair value of the plan assets
Fair value of plan assets
Fixed income [Member] | Short & Mid Duration [Member] | Level 2 [Member]
Fair value of the plan assets
Fair value of plan assets	23.2	20.2
Fixed income [Member] | Short & Mid Duration [Member] | Level 3 [Member]
Fair value of the plan assets
Fair value of plan assets
Fixed income [Member] | Long Duration [Member]
Fair value of the plan assets
Fair value of plan assets	40.2	45.2
Fixed income [Member] | Long Duration [Member] | Level 1 [Member]
Fair value of the plan assets
Fair value of plan assets
Fixed income [Member] | Long Duration [Member] | Level 2 [Member]
Fair value of the plan assets
Fair value of plan assets	40.2	45.2
Fixed income [Member] | Long Duration [Member] | Level 3 [Member]
Fair value of the plan assets
Fair value of plan assets
Fixed income [Member] | Long Duration Indexed [Member]
Fair value of the plan assets
Fair value of plan assets	21.3	0.4
Fixed income [Member] | Long Duration Indexed [Member] | Level 1 [Member]
Fair value of the plan assets
Fair value of plan assets
Fixed income [Member] | Long Duration Indexed [Member] | Level 2 [Member]
Fair value of the plan assets
Fair value of plan assets	21.3	0.4
Fixed income [Member] | Long Duration Indexed [Member] | Level 3 [Member]
Fair value of the plan assets
Fair value of plan assets
Real assets [Member]
Fair value of the plan assets
Fair value of plan assets	20.9
Real assets [Member] | Level 1 [Member]
Fair value of the plan assets
Fair value of plan assets
Real assets [Member] | Level 2 [Member]
Fair value of the plan assets
Fair value of plan assets	10.4
Real assets [Member] | Level 3 [Member]
Fair value of the plan assets
Fair value of plan assets	10.5
Cash [Member]
Fair value of the plan assets
Fair value of plan assets		2.2
Cash [Member] | Level 1 [Member]
Fair value of the plan assets
Fair value of plan assets
Cash [Member] | Level 2 [Member]
Fair value of the plan assets
Fair value of plan assets		2.2
Cash [Member] | Level 3 [Member]
Fair value of the plan assets
Fair value of plan assets

Employee Benefit Plans (Details 6) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2012 Level 3 [Member]
Change in plan assets:
Fair value of plan assets, beginning balance
Purchases		10.4
Net unrealized gains		0.1
Fair value of plan assets, ending balance		$ 10.5

Employee Benefit Plans (Details 7) (Pension Plans [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Pension Plans [Member]
Future expected pension benefit payments
2013	$ 13.2
2014	12.7
2015	13.3
2016	13.9
2017	14.4
5 years thereafter	$ 80.5

Employee Benefit Plans (Details 8) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Change in benefit obligations
Actuarial loss	$ 40.8	$ 38.6
Successor [Member]
Change in benefit obligations
Projected benefit obligations at beginning of year	296.3
Service cost	0.7	4.3
Interest cost	12.8	12.7
Plan amendments	0.2
Actuarial loss	40.8	38.6
Benefits paid	(11.5)	(9.9)
Projected benefit obligations at end of year	326.6	296.3
Successor [Member] | Postretirement Benefit Plans [Member]
Change in benefit obligations
Projected benefit obligations at beginning of year	12.4
Fair value of assumed obligations		10.3
Service cost	0.4	0.3
Interest cost	0.5	0.5
Plan amendments	0.9
Actuarial loss	1.3	1.9
Benefits paid	(0.6)	(0.6)
Projected benefit obligations at end of year	$ 14.9	$ 12.4

Employee Benefit Plans (Details 9) (Successor [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued obligation included in the balance sheet
Accrued obligation	$ 326.6	$ 296.3
Postretirement Benefit Plans [Member]
Accrued obligation included in the balance sheet
Accrued obligation	14.9	12.4
Accrued expenses and other current liabilities [Member] | Postretirement Benefit Plans [Member]
Accrued obligation included in the balance sheet
Accrued obligation	0.7	0.7
Pension and other postretirement liabilities [Member] | Postretirement Benefit Plans [Member]
Accrued obligation included in the balance sheet
Accrued obligation	$ 14.2	$ 11.7

Employee Benefit Plans (Details 10) (USD $) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member] Postretirement Benefit Plans [Member]	Dec. 31, 2011 Successor [Member] Postretirement Benefit Plans [Member]	Jan. 25, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Jan. 25, 2011 Predecessor [Member] Postretirement Benefit Plans [Member]	Dec. 31, 2010 Predecessor [Member] Postretirement Benefit Plans [Member]
Components of net periodic postretirement benefit cost
Service cost	$ 0.7	$ 4.3	$ 0.4	$ 0.3	$ 0.4	$ 4.3		$ 0.3
Interest cost	12.8	12.7	0.5	0.5	1.1	13.4	0.1	0.6
Amortization of net loss			0.1
Net periodic pension benefit cost	$ (0.3)	$ 3.7	$ 1	$ 0.8	$ 0.5	$ 4.5	$ 0.1	$ 0.9

Employee Benefit Plans (Details 11)	Dec. 31, 2012	Dec. 31, 2011	Jan. 25, 2011	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2012 Postretirement Benefit Plans [Member] Successor [Member]	Dec. 31, 2011 Postretirement Benefit Plans [Member] Successor [Member]	Dec. 31, 2010 Postretirement Benefit Plans [Member] Predecessor [Member]
Assumptions used in determining the benefit obligations and net periodic postretirement plan expense
Weighted average discount rate to determine benefit obligations	3.70%	4.60%	5.70%	3.70%	4.60%	5.50%	3.80%	4.60%	5.50%
Weighted average discount rate to determine net costs				4.60%	5.70%	6.00%	4.60%	5.70%	6.00%

Employee Benefit Plans (Details 12) (Postretirement Benefit Plans [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Postretirement Benefit Plans [Member]
Expected future postretirement benefit payments
2013	$ 0.7
2014	0.7
2015	0.7
2016	0.7
2017	0.7
5 years thereafter	$ 3.9

Employee Benefit Plans (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Funds	Dec. 31, 2011	Dec. 31, 2010	Jan. 25, 2011
Employee Benefit Plans (Additional Textual) [Abstract]
Reduced pension liabilities	$ 13.9
Reduced pension liabilities, net of income tax	8.6
Net Actuarial loss	40.8	38.6
Actuarial loss related to the decrease in the weighted average discount rate	38.2	39.1
Discount rate to determine benefit obligations	3.70%	4.60%		5.70%
Future amortized amount from accumulated other comprehensive income (loss)	3.8
Combined projected benefit obligation	326.1	295.5
Accumulated benefit obligations (ABO)	325.8	281.4
Fair value of plan assets	219.1	189.1
Curtailment losses	1.3	0.2	0.6
Expected long-term return on plan assets	7.80%
Percentage of plan liabilities represent fixed income investments	100.00%
Maturities of Long duration fixed income	Greater then ten year
Maturity of long duration indexed	Greater then ten year
Pension plans to maintain a minimum funded level	80.00%
Expected Contribution for pension plan	$ 10.1
Number of Real Estate Funds	2

Employee Benefit Plans (Details Textual 1) (USD $)	12 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Pension Plans [Member]	Dec. 31, 2010 Pension Plans [Member]	Dec. 31, 2011 Postretirement Benefit Plans [Member]	Dec. 31, 2010 Predecessor [Member]	Jan. 25, 2011 Predecessor [Member] Pension Plans [Member]	Dec. 31, 2010 Predecessor [Member] Pension Plans [Member] Chinese and United Kingdom plans [Member]	Dec. 31, 2010 Predecessor [Member] Pension Plans [Member] United States Plans [Member]	Jan. 25, 2011 Predecessor [Member] Postretirement Benefit Plans [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member] Pension Plans [Member]	Dec. 31, 2011 Successor [Member] Pension Plans [Member]	Dec. 31, 2012 Successor [Member] Pension Plans [Member] Chinese and United Kingdom plans [Member]	Dec. 31, 2011 Successor [Member] Pension Plans [Member] Chinese and United Kingdom plans [Member]	Dec. 31, 2012 Successor [Member] Postretirement Benefit Plans [Member]	Dec. 31, 2011 Successor [Member] Postretirement Benefit Plans [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]
Employee Benefit Plans (Textual) [Abstract]
Percentage of eligible compensation																			50.00%	5.00%
Matching contributions			$ 1,300,000	$ 0			$ 100,000						$ 200,000	$ 1,200,000
Defined contribution expenses recognized					2,000,000			100,000	1,200,000	300,000					100,000	100,000	2,700,000	1,700,000
Annual health care cost trend rate																			7.70%	4.50%
Accrued liabilities											326,600,000	296,300,000					14,900,000	12,400,000
Employee Benefit Plans (Additional Textual) [Abstract]
Accumulated other comprehensive income (loss) before tax	(4,000,000)	(1,900,000)
Accumulated other comprehensive income (loss) after tax	(2,500,000)	(1,200,000)				(38,400,000)					(38,300,000)	(28,600,000)
Increase in the assumed healthcare cost	100,000
Decrease in the assumed healthcare cost	100,000
Increase in the cost of postretirement benefit obligations	700,000
Decrease in the cost of postretirement benefit obligations	$ 600,000

Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Schedule of future minimum payments under operating leases
2013	$ 4.9
2014	3.7
2015	3.4
2016	3.3
2017	1.7
Thereafter	4.6
Total future minimum payments under operating leases	$ 21.6

Commitments and Contingencies (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Jan. 25, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]
Commitments and Contingencies (Textual) [Abstract]
Rent expenses recognized	$ 5.9	$ 0.5	$ 5.8	$ 6.4	$ 5.4

Commitments and Contingencies (Details Textual 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies (Textual) [Abstract]
Remediation settlement costs	$ 0.2
Commitments and Contingencies (Additional Textual) [Abstract]
Number of Sites	5
Completed remediation activities at manufacturing site	2
New Jersey Site and California [Member]
Commitments and Contingencies (Textual) [Abstract]
Increase in Environmental accruals	0.5	0.3
New Jersey Site and California [Member] | Maximum [Member]
Commitments and Contingencies (Textual) [Abstract]
Maximum cost of the ultimate outcome of the environmental matters related to the New Jersey Site and the California Site	1.3
Former Manufacturing Site [Member]
Commitments and Contingencies (Textual) [Abstract]
Remediation settlement costs	0.1
Wisconsin Site [Member] | Maximum [Member]
Commitments and Contingencies (Textual) [Abstract]
Remediation settlement costs	0.1
Kentucky Site [Member]
Commitments and Contingencies (Textual) [Abstract]
Estimated settlement cost	$ 0.1

Commitments and Contingencies (Details Textual 2)	1 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended						12 Months Ended			12 Months Ended
	Jan. 25, 2011 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jan. 31, 2009 Los Angeles [Member] Defendant	Apr. 30, 2009 Northern District of Illinois [Member] Defendant	Dec. 31, 2012 Northern District of Illinois [Member]	Aug. 31, 2009 Eastern District of New York [Member] Defendant	Dec. 31, 2008 Ontario [Member] Defendant	Jan. 25, 2011 Predecessor [Member] USD ($)	Dec. 31, 2010 Predecessor [Member] USD ($)	Sep. 30, 2012 Successor [Member] USD ($)	Jun. 30, 2012 Successor [Member] USD ($)	Mar. 31, 2012 Successor [Member] USD ($)	Dec. 31, 2011 Successor [Member] USD ($)	Sep. 30, 2011 Successor [Member] USD ($)	Jun. 30, 2011 Successor [Member] USD ($)	Dec. 31, 2012 Successor [Member] USD ($)	Dec. 31, 2011 Successor [Member] USD ($)	Dec. 31, 2008 Champion Laboratories, Inc. [Member] CAD	Dec. 31, 2008 Champion Laboratories, Inc. [Member] Quebec [Member] Defendant	Dec. 31, 2008 Canadian Competition Act [Member] CAD	Dec. 31, 2012 Canadian Competition Act [Member] CAD
Commitments and Contingencies (Textual) [Abstract]
Number of defendants of loss contingency						10				14												5
Loss contingency other than specified number of defendants							8		8
Period of stay by court								90 days
Compensatory damages																					5,000,000
Punitive damages																					1,000,000			15,000,000
General damages																							150,000,000
Antitrust litigation costs (Note 14)	(813,000)	(1,900,000)	(1,228,000)	(11,731,000)	(7,195,000)						(813,000)	(7,195,000)	(200,000)	(200,000)	(300,000)	(4,900,000)	(400,000)	(400,000)	(1,228,000)	(11,731,000)
Commitments and Contingencies (Additional Textual) [Abstract]
Provision for settlement agreement			$ 7,800,000

Commitments and Contingencies (Details Textual 3) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Sep. 30, 2012 MXN Claims	Dec. 31, 2012 USD ($)	Dec. 31, 2012 MXN
Commitments and Contingencies (Textual) [Abstract]
Outstanding receivables	27	$ 2.1
Number of claims	3
Lost rulings on claims without recourse		0.8	9.8
Amount of total claims pending		$ 0.3	3.7

Commitments and Contingencies (Details Textual 4) (USD $) In Millions, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended		11 Months Ended
	Dec. 31, 2012 Parker-Hannifin [Member]	Mar. 17, 2011 Parker-Hannifin [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2010 Champion Laboratories, Inc. [Member] Predecessor [Member]	Dec. 31, 2011 Champion Laboratories, Inc. [Member] Successor [Member]
Commitments and Contingencies (Textual) [Abstract]
Damages	$ 6.5
Additional damages		3.3
Attorneys' fees		1.5
Additional attorneys' fees provision		0.5
Settlement payment	9
Discount granted for future purchases	0.5
Post-trail costs					1.1	0.4
Provision recorded related to matter				1.2
Payment of costs related to matter			$ 0.3

Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Nature and amounts of the transactions entered into with related parties
Related party payable, Balance outstanding	$ 734,000	$ 1,249,000
Related party receivable, Balance outstanding	19,872,000	10,760,000
Successor [Member]
Nature and amounts of the transactions entered into with related parties
Related party payable, Balance outstanding	734,000	1,249,000
Related party receivable, Balance outstanding	19,872,000	10,760,000
Recharges of Services [Member] | Successor [Member] | Autoparts Holdings Limited [Member]
Nature and amounts of the transactions entered into with related parties
Related party, Transaction values	19,900,000	8,200,000
Related party receivable, Balance outstanding	2,700,000	8,200,000
Recharges of Services [Member] | Successor [Member] | Reynolds Group Holding Limited [Member]
Nature and amounts of the transactions entered into with related parties
Related party, Transaction values	300,000	700,000
Related party payable, Balance outstanding		700,000
Joint Services Agreement [Member] | Successor [Member] | Autoparts Holdings Limited [Member]
Nature and amounts of the transactions entered into with related parties
Related party, Transaction values	2,600,000	400,000
Related party receivable, Balance outstanding	600,000	400,000
Sale of Goods [Member] | Successor [Member] | Autoparts Holdings Limited [Member]
Nature and amounts of the transactions entered into with related parties
Related party, Transaction values	56,400,000	400,000
Related party receivable, Balance outstanding	17,300,000	400,000
Asset Purchase Agreement [Member] | Successor [Member] | Autoparts Holdings Limited [Member]
Nature and amounts of the transactions entered into with related parties
Related party, Transaction values		5,600,000
Related party receivable, Balance outstanding		2,300,000
Asset Sales [Member] | Successor [Member] | Autoparts Holdings Limited [Member]
Nature and amounts of the transactions entered into with related parties
Related party, Transaction values	500,000
Related party receivable, Balance outstanding
Purchase of Goods [Member] | Successor [Member] | Autoparts Holdings Limited [Member]
Nature and amounts of the transactions entered into with related parties
Related party, Transaction values	(1,600,000)	(500,000)
Related party receivable, Balance outstanding	(700,000)	(500,000)
Purchase of Goods [Member] | Champion Laboratories, Inc. [Member] | Successor [Member] | Autoparts Holdings Limited [Member]
Nature and amounts of the transactions entered into with related parties
Related party, Transaction values	2,400,000	700,000
Related party payable, Balance outstanding	700,000	100,000
Recharges for Professional Services [Member] | Successor [Member] | Rank Group Limited [Member]
Nature and amounts of the transactions entered into with related parties
Related party, Transaction values	100,000	18,100,000
Related party payable, Balance outstanding		$ 400,000

Related Party Transactions (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended
	Dec. 31, 2012 Business	Dec. 31, 2011 Business	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jul. 31, 2011 UCI International and Autoparts Holding [Member] Autoparts Holdings Limited [Member]	Dec. 31, 2012 FRAM Group [Member]	Dec. 31, 2012 FRAM Group [Member] Champion [Member]
Related Party Transactions (Textual) [Abstract]
Costs incurred			$ 27	$ 12.5
Initial term of agreement					1 year
Additional renewal period					1 year
Agreement termination period due to prior written notice					120 days
Asset purchase agreement date							Mar 21, 2012
Amount of equipment purchase under asset purchase agreement							5.6
Purchase price in excess of asset value						0.7
Net payable						$ 0.7
Related Party Transactions (Additional Textual) [Abstract]
Number of filtration businesses	2
Number of location in which business closed		2
Number of related businesses	2
Percentage of transfer price mark up	10.00%

Geographic Information (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended							12 Months Ended
	Jan. 25, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 25, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Jan. 25, 2011 Predecessor [Member] United States [Member]	Dec. 31, 2010 Predecessor [Member] United States [Member]	Jan. 25, 2011 Predecessor [Member] Canada [Member]	Dec. 31, 2010 Predecessor [Member] Canada [Member]	Jan. 25, 2011 Predecessor [Member] Mexico [Member]	Dec. 31, 2010 Predecessor [Member] Mexico [Member]	Jan. 25, 2011 Predecessor [Member] United Kingdom [Member]	Dec. 31, 2010 Predecessor [Member] United Kingdom [Member]	Jan. 25, 2011 Predecessor [Member] France [Member]	Dec. 31, 2010 Predecessor [Member] France [Member]	Jan. 25, 2011 Predecessor [Member] Germany [Member]	Dec. 31, 2010 Predecessor [Member] Germany [Member]	Jan. 25, 2011 Predecessor [Member] China [Member]	Dec. 31, 2010 Predecessor [Member] China [Member]	Jan. 25, 2011 Predecessor [Member] Spain [Member]	Dec. 31, 2010 Predecessor [Member] Spain [Member]	Jan. 25, 2011 Predecessor [Member] Other [Member]	Dec. 31, 2010 Predecessor [Member] Other [Member]	Dec. 31, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Jun. 30, 2012 Successor [Member]	Mar. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Sep. 30, 2011 Successor [Member]	Jun. 30, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member] United States [Member]	Dec. 31, 2011 Successor [Member] United States [Member]	Dec. 31, 2012 Successor [Member] Canada [Member]	Dec. 31, 2011 Successor [Member] Canada [Member]	Dec. 31, 2012 Successor [Member] Mexico [Member]	Dec. 31, 2011 Successor [Member] Mexico [Member]	Dec. 31, 2012 Successor [Member] United Kingdom [Member]	Dec. 31, 2011 Successor [Member] United Kingdom [Member]	Dec. 31, 2012 Successor [Member] France [Member]	Dec. 31, 2011 Successor [Member] France [Member]	Dec. 31, 2012 Successor [Member] Germany [Member]	Dec. 31, 2011 Successor [Member] Germany [Member]	Dec. 31, 2012 Successor [Member] China [Member]	Dec. 31, 2011 Successor [Member] China [Member]	Dec. 31, 2012 Successor [Member] Spain [Member]	Dec. 31, 2011 Successor [Member] Spain [Member]	Dec. 31, 2012 Successor [Member] Other [Member]	Dec. 31, 2011 Successor [Member] Other [Member]
Net sales by region
Net sales	$ 78,842	$ 245,500	$ 984,497	$ 910,179	$ 944,983	$ 78,842	$ 944,983	$ 67,400	$ 805,400	$ 2,600	$ 31,400	$ 2,400	$ 23,500	$ 1,000	$ 15,600	$ 1,200	$ 10,700	$ 500	$ 6,500	$ 200	$ 3,500	$ 500	$ 4,400	$ 3,000	$ 44,000	$ 238,500	$ 249,800	$ 234,600	$ 261,600	$ 237,400	$ 254,200	$ 251,900	$ 984,497	$ 910,179	$ 840,300	$ 767,600	$ 32,700	$ 30,000	$ 22,200	$ 23,800	$ 12,200	$ 14,100	$ 11,700	$ 12,600	$ 8,900	$ 7,100	$ 8,500	$ 6,700	$ 4,600	$ 4,900	$ 43,400	$ 43,400

Geographic Information (Details 1) (Successor [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Net long-lived assets by region
Net long-lived assets by region	$ 890.1	$ 907.6
United States [Member]
Net long-lived assets by region
Net long-lived assets by region	812.7	829.9
China [Member]
Net long-lived assets by region
Net long-lived assets by region	45.1	42.7
Spain [Member]
Net long-lived assets by region
Net long-lived assets by region	20.5	21.2
Mexico [Member]
Net long-lived assets by region
Net long-lived assets by region	10.8	12.8
Other [Member]
Net long-lived assets by region
Net long-lived assets by region	$ 1	$ 1

Stock-Based Compensation (Details) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended					1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended
	Jan. 25, 2011	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Jan. 25, 2011 Restricted stock [Member]	Jan. 25, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Jan. 25, 2011 Predecessor [Member] Restricted stock [Member]	Dec. 31, 2011 Predecessor [Member] Restricted stock [Member]	Dec. 31, 2010 Predecessor [Member] Restricted stock [Member]
Stock Based Compensation (Textual) [Abstract]
Non-cash stock-based compensation expense	$ 15,082,000	$ 9,200,000		$ 443,000				$ 13,200,000	$ 15,082,000	$ 443,000		$ 500,000	$ 400,000
Proceeds from the exercise of options	1,077,000			2,000					1,077,000	2,000
Outstanding no. of shares								107,840
Weighted average grant fair value of outstanding shares								$ 31.94
Non-recurring costs associated with Stock-based compensation											1,400,000
Options granted			0	0
Stock options outstanding					126,815
Options exercised					97,926
Options forfeited					28,889
Intrinsic value of options exercised						10,900,000	100,000
Stock Based Compensation (Additional Textual) [Abstract]
Unrecognized compensation				$ 500,000

Fair Value Accounting (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Economic Development Loan [Member]	Dec. 31, 2012 Level 2 [Member] Senior Notes [Member]	Dec. 31, 2011 Level 2 [Member] Senior Notes [Member]	Dec. 31, 2012 Level 2 [Member] Senior Secured Term Loan Facility [Member]	Dec. 31, 2011 Level 2 [Member] Senior Secured Term Loan Facility [Member]
Fair Value Accounting (Textual) [Abstract]
Maturity period of cash equivalents	90 days
Long-term debt fair value		$ 0.5	$ 399	$ 399.5	$ 296.2	$ 297.4

Joint Venture Sale (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Net book value of the joint venture
Current assets (excluding cash sold of $0.3 million)	$ 3.4
Long-lived assets	5.1
Current liabilities	(2.6)
Noncurrent liabilities	(0.3)
Noncontrolling interest	(1.8)
Net book value of joint venture investment sold	3.8
Less proceeds:
Liabilities assumed by LMC	(2.4)
Cash proceeds (net of transaction costs and cash sold)	(0.3)
Loss on sale of joint venture interest	$ 1.1

Joint Venture Sale (Details Textual) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	May 31, 2010	Dec. 31, 2012
Joint Venture Sale (Textual) [Abstract]
Assumed liabilities		$ 2.4
Joint Venture Sale (Additional Textual) [Abstract]
Cash sold		0.3
Shandong Yanzhou Liancheng Metal Products Co. Ltd. ("LMC") [Member]
Joint Venture Sale (Textual) [Abstract]
Sale of interest in joint venture	51.00%
Sale price	0.9
Assumed liabilities		2.4
Non-cash charge		$ 1.1

Other Comprehensive Income (Loss) (Details) (USD $)	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jan. 25, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Nov. 25, 2010 Successor [Member]
Accumulated other comprehensive income (loss)
Foreign Currency Adjustment, Beginning Balance	$ (1,800,000)	$ (1,700,000)		$ (4,700,000)
Foreign Currency Adjustment Change	700,000	(100,000)		1,930,000	(4,709,000)
Foreign Currency Adjustment, Ending Balance	(1,100,000)	(1,800,000)	(4,700,000)	(2,800,000)	(4,700,000)
Pension and OPEB Liability, Beginning Balance	(39,700,000)	(30,800,000)		(29,800,000)
Pension and OPEB Liability, Change	100,000	(8,900,000)		(11,000,000)	(29,800,000)
Pension and OPEB Liability, Ending Balance	(39,600,000)	(39,700,000)	(29,800,000)	(40,800,000)	(29,800,000)
Total Accumulated Other Comprehensive Income (Loss), Beginning Balance	(41,500,000)	(32,500,000)		(34,479,000)
Total Accumulated Other Comprehensive Income (Loss) Change	800,000	(9,000,000)		(9,100,000)	(34,500,000)
Total Accumulated Other Comprehensive Income (Loss), Ending Balance	$ (40,700,000)	$ (41,500,000)	$ (34,479,000)	$ (43,634,000)	$ (34,479,000)

Other Information (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 25, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]
Cash payments for interest and income taxes (net of refunds)
Interest	$ 2.7	$ 27.2	$ 52.5	$ 39.9
Income taxes (net of refunds)	$ 0.3	$ 14.5	$ 7.7	$ 3.6

Other Information (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other Information (Additional Textual) [Abstract]
Foreign cash balances	$ 12.4	$ 12.1
Successor [Member]
Other Information (Textual) [Abstract]
Interest	52.5	39.9
Shares authorized	1,002	1,001
Shares issued	1,002	1,001
Shares outstanding	1,002	1,001
Successor [Member] | Senior PIK Notes [Member]
Other Information (Textual) [Abstract]
Interest		$ 3.9

Concentration of Risk (Details) (AutoZone [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
AutoZone [Member]
Concentration of Risk (Textual) [Abstract]
Percentage of total net sales to a single customer	32.60%	32.30%	31.20%
Receivable balances	$ 140.8	$ 141.6

Quarterly Financial Information (Unaudited) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended							12 Months Ended
	Jan. 25, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Successor [Member]	Dec. 31, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Jun. 30, 2012 Successor [Member]	Mar. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Sep. 30, 2011 Successor [Member]	Jun. 30, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]
Unaudited quarterly results of operations
Net sales	$ 78,842	$ 245,500	$ 984,497	$ 910,179	$ 944,983		$ 238,500	$ 249,800	$ 234,600	$ 261,600	$ 237,400	$ 254,200	$ 251,900	$ 984,497	$ 910,179
Gross profit	18,546	41,300	238,502	199,819	236,402		59,500	58,900	53,100	67,000	53,600	63,200	60,200	238,502	199,819
Net income (loss)		$ (48,100)			$ 23,002	$ (1,259)	$ 7,300	$ 4,800	$ (4,400)	$ 6,900	$ (6,300)	$ 2,000	$ 5,900	$ 14,627	$ (18,611)

Quarterly Financial Information (Unaudited) (Details 1) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended							12 Months Ended
	Jan. 25, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Successor [Member]	Dec. 31, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Jun. 30, 2012 Successor [Member]	Mar. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Sep. 30, 2011 Successor [Member]	Jun. 30, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]
Summary of gains and (losses)
Note 2 Merger and acquisition costs	$ (5,170)	$ (8,300)		$ (11,331)		$ (1,259)						$ (100)	$ (1,500)		$ (11,331)
Note 3 Restructuring costs		(100)	(5,877)	(1,275)	(1,655)		(900)	(400)	(2,300)		(200)	(100)	(400)	(5,877)	(1,275)
Note 6 Inventory step-up		(9,600)		(16,400)									(300)		(16,376)
Note 8 Trademark impairment loss				(3,800)							(2,300)
Loss on early extinguishment of debt (Note 11)	(24,153)	(14,700)			(8,687)
Note 14 Antitrust litigation costs	(813)	(1,900)	(1,228)	(11,731)	(7,195)			(200)	(200)	(300)	(4,900)	(400)	(400)	(1,228)	(11,731)
Note 14 Patent litigation costs	(500)	(300)		(387)	(5,869)							(100)	(100)		(387)
Note 17 Stock-based compensation expense	$ (15,082)	$ (9,200)			$ (443)

Guarantor and Non-Guarantor Financial Statements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Jan. 25, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets
Cash and cash equivalents	$ 78,917	$ 67,697	$ 189,730	$ 200,330	$ 131,942
Intercompany receivables-current
Accounts receivable, net	227,542	256,679
Related party receivables	19,872	10,760
Inventories, net	175,291	158,063
Deferred tax assets	28,877	37,894
Other current assets	27,105	15,375
Total current assets	557,604	546,468
Property, plant and equipment, net	160,174	153,044
Investment in subsidiaries
Goodwill	309,102	308,821
Other intangible assets, net	399,585	423,687
Intercompany receivables non-current
Deferred financing costs, net	17,483	20,176
Other long-term assets	3,732	1,822
Total assets	1,447,680	1,454,018
Current liabilities
Accounts payable	132,803	122,932
Short-term borrowings		3,169
Current maturities of long-term debt	3,177	3,373
Related party payables	734	1,249
Intercompany payables-current
Accrued expenses and other current liabilities	115,453	130,980
Total current liabilities	252,167	261,703
Long-term debt, less current maturities	690,748	693,485
Pension and other postretirement liabilities	120,093	118,040
Deferred tax liabilities	110,965	112,714
Intercompany payables-non-current
Other long-term liabilities	2,546	2,425
Total shareholder's equity (deficit)	271,161	265,651
Total liabilities and shareholder's equity (deficit)	1,447,680	1,454,018
Eliminations [Member]
Current assets
Cash and cash equivalents
Intercompany receivables-current	(209,524)	(59,347)
Accounts receivable, net
Related party receivables
Inventories, net
Deferred tax assets
Other current assets
Total current assets	(209,524)	(59,347)
Property, plant and equipment, net
Investment in subsidiaries	(1,088,248)	(1,042,250)
Goodwill
Other intangible assets, net
Intercompany receivables non-current	(8,577)	(8,754)
Deferred financing costs, net
Other long-term assets
Total assets	(1,306,349)	(1,110,351)
Current liabilities
Accounts payable
Short-term borrowings
Current maturities of long-term debt
Related party payables
Intercompany payables-current	(209,525)	(59,347)
Accrued expenses and other current liabilities	1
Total current liabilities	(209,524)	(59,347)
Long-term debt, less current maturities
Pension and other postretirement liabilities
Deferred tax liabilities
Intercompany payables-non-current	(8,577)	(8,754)
Other long-term liabilities
Total shareholder's equity (deficit)	(1,088,248)	(1,042,250)
Total liabilities and shareholder's equity (deficit)	(1,306,349)	(1,110,351)
Parent Guarantor UCI Holdings Limited [Member]
Current assets
Cash and cash equivalents	1
Intercompany receivables-current
Accounts receivable, net
Related party receivables
Inventories, net
Deferred tax assets
Other current assets
Total current assets	1
Property, plant and equipment, net
Investment in subsidiaries	271,176	265,686
Goodwill
Other intangible assets, net
Intercompany receivables non-current
Deferred financing costs, net
Other long-term assets
Total assets	271,177	265,686
Current liabilities
Accounts payable
Short-term borrowings
Current maturities of long-term debt
Related party payables	16
Intercompany payables-current		35
Accrued expenses and other current liabilities
Total current liabilities	16	35
Long-term debt, less current maturities
Pension and other postretirement liabilities
Deferred tax liabilities
Intercompany payables-non-current
Other long-term liabilities
Total shareholder's equity (deficit)	271,161	265,651
Total liabilities and shareholder's equity (deficit)	271,177	265,686
Issuer UCI International [Member]
Current assets
Cash and cash equivalents	61,565	16	17	17	29
Intercompany receivables-current	165,519
Accounts receivable, net
Related party receivables
Inventories, net
Deferred tax assets	1,588	1,380
Other current assets	522	58
Total current assets	229,194	1,454
Property, plant and equipment, net
Investment in subsidiaries	722,420	682,964
Goodwill
Other intangible assets, net
Intercompany receivables non-current		254,756
Deferred financing costs, net	17,483	20,176
Other long-term assets
Total assets	969,097	959,350
Current liabilities
Accounts payable
Short-term borrowings
Current maturities of long-term debt	3,000	3,000
Related party payables
Intercompany payables-current		426
Accrued expenses and other current liabilities	15,389	14,485
Total current liabilities	18,389	17,911
Long-term debt, less current maturities	690,079	692,779
Pension and other postretirement liabilities
Deferred tax liabilities	(10,547)	(17,026)
Intercompany payables-non-current
Other long-term liabilities
Total shareholder's equity (deficit)	271,176	265,686
Total liabilities and shareholder's equity (deficit)	969,097	959,350
Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	4,921	55,575	180,068	190,865	123,504
Intercompany receivables-current	22,536	36,073
Accounts receivable, net	210,462	238,495
Related party receivables	19,872	10,760
Inventories, net	150,045	134,868
Deferred tax assets	26,228	36,475
Other current assets	18,175	9,346
Total current assets	452,239	521,592
Property, plant and equipment, net	118,551	113,328
Investment in subsidiaries	94,652	93,600
Goodwill	278,570	277,445
Other intangible assets, net	391,771	415,196
Intercompany receivables non-current	8,577	(246,002)
Deferred financing costs, net
Other long-term assets	3,145	1,060
Total assets	1,347,505	1,176,219
Current liabilities
Accounts payable	108,067	102,861
Short-term borrowings
Current maturities of long-term debt	177	373
Related party payables	27	1,150
Intercompany payables-current	188,358	34,021
Accrued expenses and other current liabilities	90,742	110,543
Total current liabilities	387,371	248,948
Long-term debt, less current maturities	669	706
Pension and other postretirement liabilities	119,501	117,784
Deferred tax liabilities	116,012	124,362
Intercompany payables-non-current
Other long-term liabilities	1,532	1,455
Total shareholder's equity (deficit)	722,420	682,964
Total liabilities and shareholder's equity (deficit)	1,347,505	1,176,219
Non-Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	12,430	12,106	9,645	9,448	8,409
Intercompany receivables-current	21,469	23,274
Accounts receivable, net	17,080	18,184
Related party receivables
Inventories, net	25,246	23,195
Deferred tax assets	1,061	39
Other current assets	8,408	5,971
Total current assets	85,694	82,769
Property, plant and equipment, net	41,623	39,716
Investment in subsidiaries
Goodwill	30,532	31,376
Other intangible assets, net	7,814	8,491
Intercompany receivables non-current
Deferred financing costs, net
Other long-term assets	587	762
Total assets	166,250	163,114
Current liabilities
Accounts payable	24,736	20,071
Short-term borrowings		3,169
Current maturities of long-term debt
Related party payables	691	99
Intercompany payables-current	21,167	24,865
Accrued expenses and other current liabilities	9,321	5,952
Total current liabilities	55,915	54,156
Long-term debt, less current maturities
Pension and other postretirement liabilities	592	256
Deferred tax liabilities	5,500	5,378
Intercompany payables-non-current	8,577	8,754
Other long-term liabilities	1,014	970
Total shareholder's equity (deficit)	94,652	93,600
Total liabilities and shareholder's equity (deficit)	$ 166,250	$ 163,114

Guarantor and Non-Guarantor Financial Statements (Details 1) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 25, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net sales	$ 78,842	$ 245,500	$ 984,497	$ 910,179	$ 944,983
Cost of sales	60,296		745,995	710,360	708,581
Gross profit	18,546	41,300	238,502	199,819	236,402
Operating expenses
Selling and warehousing	(5,167)		(67,413)	(66,212)	(60,550)
General and administrative	(3,577)		(58,662)	(41,612)	(43,005)
Amortization of acquired intangible assets	(405)		(22,165)	(20,378)	(5,219)
Merger and acquisition costs (Note 2)	(5,170)	(8,300)		(11,331)
Stock-based compensation expense (Note 17)	(15,082)	(9,200)			(443)
Restructuring costs, net (Note 3)		(100)	(5,877)	(1,275)	(1,655)
Trademark impairment loss				(3,800)
Patent litigation costs (Note 14)	(500)	(300)		(387)	(5,869)
Antitrust litigation costs (Note 14)	(813)	(1,900)	(1,228)	(11,731)	(7,195)
Operating income (loss)	(12,168)		83,157	43,093	112,466
Other expense
Interest expense, net (Note 11)	(4,663)		(54,765)	(51,691)	(60,829)
Intercompany interest
Management fee expense	(139)				(2,000)
Loss on early extinguishment of debt (Note 11)	(24,153)	(14,700)			(8,687)
Debt commitment fees				(5,945)
Miscellaneous, net	(727)		(6,188)	(4,974)	(3,433)
Income (loss) before income taxes	(41,850)		22,204	(19,517)	37,517
Income tax (expense) benefit (Note 12)	13,952		(7,577)	906	(14,552)
Net income (loss) before equity in earnings of subsidiaries	(27,898)		14,627	(18,611)	22,965
Equity in earnings of subsidiaries
Net income (loss)	(27,898)		14,627	(18,611)	22,965
Less: loss attributable to noncontrolling interest					(37)
Net income (loss) attributable to UCI International, Inc.		(48,100)			23,002
Comprehensive income (loss)	(27,155)		5,472	(53,090)	14,029
Eliminations [Member]
Condensed Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net sales	(9,872)		(121,109)	(106,994)	(104,564)
Cost of sales	(9,872)		(121,109)	(106,994)	(104,564)
Gross profit
Operating expenses
Selling and warehousing
General and administrative
Amortization of acquired intangible assets
Restructuring costs, net (Note 3)
Antitrust litigation costs (Note 14)
Operating income (loss)
Other expense
Interest expense, net (Note 11)
Intercompany interest
Miscellaneous, net
Income (loss) before income taxes
Income tax (expense) benefit (Note 12)
Net income (loss) before equity in earnings of subsidiaries
Equity in earnings of subsidiaries	16,589		(61,812)	(2,820)	(50,743)
Net income (loss)	16,589		(61,812)	(2,820)	(50,743)
Net income (loss) attributable to UCI International, Inc.					(50,743)
Comprehensive income (loss)	15,219		(67,375)	74,030	(41,631)
Parent Guarantor UCI Holdings Limited [Member]
Condensed Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net sales
Cost of sales
Gross profit
Operating expenses
Selling and warehousing
General and administrative			(3)	(34)
Amortization of acquired intangible assets
Restructuring costs, net (Note 3)
Antitrust litigation costs (Note 14)
Operating income (loss)			(3)	(34)
Other expense
Interest expense, net (Note 11)
Intercompany interest
Miscellaneous, net			1
Income (loss) before income taxes			(2)	(34)
Income tax (expense) benefit (Note 12)
Net income (loss) before equity in earnings of subsidiaries			(2)	(34)
Equity in earnings of subsidiaries			14,629	(18,577)
Net income (loss)			14,627	(18,611)
Comprehensive income (loss)			27,298	(56,273)
Issuer UCI International [Member]
Condensed Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net sales
Cost of sales
Gross profit
Operating expenses
Selling and warehousing
General and administrative			(17,779)	(6,972)	(6,472)
Amortization of acquired intangible assets
Merger and acquisition costs (Note 2)	(5,154)			(11,331)
Restructuring costs, net (Note 3)
Antitrust litigation costs (Note 14)
Operating income (loss)	(5,154)		(17,779)	(18,303)	(6,472)
Other expense
Interest expense, net (Note 11)	(2,504)		(54,708)	(51,813)	(32,837)
Intercompany interest			22,397	20,726
Loss on early extinguishment of debt (Note 11)	(10,004)				(25)
Debt commitment fees				(5,945)
Miscellaneous, net
Income (loss) before income taxes	(17,662)		(50,090)	(55,335)	(39,334)
Income tax (expense) benefit (Note 12)	6,822		17,320	20,166	12,901
Net income (loss) before equity in earnings of subsidiaries	(10,840)		32,730	(35,169)	(26,433)
Equity in earnings of subsidiaries	(17,058)		47,399	16,592	49,435
Net income (loss)	(27,898)		14,629	(18,577)	23,002
Net income (loss) attributable to UCI International, Inc.					23,002
Comprehensive income (loss)	(27,155)		5,474	(53,056)	14,029
Guarantor Subsidiaries [Member]
Condensed Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net sales	75,222		936,993	862,435	902,979
Cost of sales	58,257		720,568	683,367	681,219
Gross profit	16,965		216,425	179,068	221,760
Operating expenses
Selling and warehousing	(4,575)		(60,396)	(59,281)	(53,955)
General and administrative	(3,274)		(36,398)	(29,253)	(31,926)
Amortization of acquired intangible assets	(405)		(21,246)	(19,457)	(5,219)
Merger and acquisition costs (Note 2)	(16)
Stock-based compensation expense (Note 17)	(15,082)				(443)
Restructuring costs, net (Note 3)			(2,477)	(1,124)	49
Trademark impairment loss				(3,800)
Patent litigation costs (Note 14)	(500)			(387)	(5,869)
Antitrust litigation costs (Note 14)	(813)		(1,228)	(11,731)	(7,195)
Operating income (loss)	(7,700)		94,680	54,035	117,202
Other expense
Interest expense, net (Note 11)	(2,166)		(55)	(59)	(27,988)
Intercompany interest	30		(22,035)	(20,399)	350
Management fee expense	(139)				(2,000)
Loss on early extinguishment of debt (Note 11)	(14,149)				(8,662)
Miscellaneous, net	(727)		(6,204)	(5,206)	(3,433)
Income (loss) before income taxes	(24,851)		66,386	28,371	75,469
Income tax (expense) benefit (Note 12)	7,324		(18,771)	(16,584)	(27,342)
Net income (loss) before equity in earnings of subsidiaries	(17,527)		47,615	11,787	48,127
Equity in earnings of subsidiaries	469		(216)	4,805	1,308
Net income (loss)	(17,058)		47,399	16,592	49,435
Net income (loss) attributable to UCI International, Inc.					49,435
Comprehensive income (loss)	(16,315)		38,244	(17,887)	40,462
Non-Guarantor Subsidiaries [Member]
Condensed Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net sales	13,492		168,613	154,738	146,568
Cost of sales	11,911		146,536	133,987	131,926
Gross profit	1,581		22,077	20,751	14,642
Operating expenses
Selling and warehousing	(592)		(7,017)	(6,931)	(6,595)
General and administrative	(303)		(4,482)	(5,353)	(4,607)
Amortization of acquired intangible assets			(919)	(921)
Restructuring costs, net (Note 3)			(3,400)	(151)	(1,704)
Antitrust litigation costs (Note 14)
Operating income (loss)	686		6,259	7,395	1,736
Other expense
Interest expense, net (Note 11)	7		(2)	181	(4)
Intercompany interest	(30)		(362)	(327)	(350)
Miscellaneous, net			15	232
Income (loss) before income taxes	663		5,910	7,481	1,382
Income tax (expense) benefit (Note 12)	(194)		(6,126)	(2,676)	(111)
Net income (loss) before equity in earnings of subsidiaries	469		(216)	4,805	1,271
Equity in earnings of subsidiaries
Net income (loss)	469		(216)	4,805	1,271
Less: loss attributable to noncontrolling interest					(37)
Net income (loss) attributable to UCI International, Inc.					1,308
Comprehensive income (loss)	$ 1,096		$ 1,831	$ 96	$ 1,169

Guarantor and Non-Guarantor Financial Statements (Details 2) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 25, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidating Statement of Cash Flow
Net cash provided by (used in) operating activities	$ (9,341)	$ 51,842	$ 55,662	$ 113,340
Cash flows from investing activities:
Acquisition of UCI International, Inc., net of cash acquired			(185,268)
Acquisition of Honeywell Automotive Parts Services (Shanghai) Co., Ltd. assets			(1,500)
Investment in subsidiaries
Capital expenditures	(1,571)	(36,786)	(24,675)	(21,298)
Proceeds from sale of property, plant and equipment		1,968	176	437
Proceeds from sale of joint venture interest (net of transaction costs and cash sold)				272
Decrease (increase) in restricted cash			16,290	(6,890)
Net cash provided by (used in) investing activities	(1,571)	(34,818)	(194,977)	(27,479)
Cash flows from financing activities:
Issuances of debt		500	3,147	11,917
Debt repayments	(2,633)	(6,552)	(3,956)	(13,439)
Payment of deferred financing costs	(920)		(20,259)	(9,893)
Payment of debt commitment fees			(5,945)
Proceeds from Senior Secured Credit Facilities (net of original issue discount of $1,500)			298,500
Issuance of Senior Notes			400,000
Repayment of 2010 Credit Facility			(423,938)
Redemption of Senior PIK Notes, including call premium and redemption period interest			(360,115)
Proceeds of 2010 Credit Facility				419,625
Repayment of 2006 Credit Facility				(190,000)
Redemption of Previously Outstanding Subordinated Notes				(235,512)
Equity contribution		38	320,000
Proceeds from exercise of stock options	1,077			2
Excess tax benefits from shared-based payments	2,661
Change in intercompany indebtedness
Net cash provided by (used in) financing activities	185	(6,014)	207,434	(17,300)
Effect of exchange rate changes on cash	127	210	(422)	(173)
Net increase (decrease) in cash and cash equivalents	(10,600)	11,220	67,697	68,388
Cash and cash equivalents at beginning of period	200,330	67,697	200,330	131,942
Cash and cash equivalents at end of period	189,730	78,917	67,697	200,330
Eliminations [Member]
Condensed Consolidating Statement of Cash Flow
Net cash provided by (used in) operating activities
Cash flows from investing activities:
Acquisition of UCI International, Inc., net of cash acquired
Acquisition of Honeywell Automotive Parts Services (Shanghai) Co., Ltd. assets
Investment in subsidiaries			320,000
Capital expenditures
Proceeds from sale of property, plant and equipment
Proceeds from sale of joint venture interest (net of transaction costs and cash sold)
Decrease (increase) in restricted cash
Net cash provided by (used in) investing activities			320,000
Cash flows from financing activities:
Issuances of debt
Debt repayments
Payment of deferred financing costs
Proceeds of 2010 Credit Facility
Repayment of 2006 Credit Facility
Redemption of Previously Outstanding Subordinated Notes
Equity contribution			(320,000)
Proceeds from exercise of stock options
Excess tax benefits from shared-based payments
Change in intercompany indebtedness
Net cash provided by (used in) financing activities			(320,000)
Effect of exchange rate changes on cash
Net increase (decrease) in cash and cash equivalents
Cash and cash equivalents at beginning of period
Cash and cash equivalents at end of period
Parent Guarantor UCI Holdings Limited [Member]
Condensed Consolidating Statement of Cash Flow
Net cash provided by (used in) operating activities		(37)
Cash flows from investing activities:
Acquisition of UCI International, Inc., net of cash acquired
Acquisition of Honeywell Automotive Parts Services (Shanghai) Co., Ltd. assets
Investment in subsidiaries			(320,000)
Capital expenditures
Proceeds from sale of property, plant and equipment
Proceeds from sale of joint venture interest (net of transaction costs and cash sold)
Decrease (increase) in restricted cash
Net cash provided by (used in) investing activities			(320,000)
Cash flows from financing activities:
Issuances of debt
Debt repayments
Equity contribution		38	320,000
Change in intercompany indebtedness
Net cash provided by (used in) financing activities		38	320,000
Effect of exchange rate changes on cash
Net increase (decrease) in cash and cash equivalents		1
Cash and cash equivalents at beginning of period
Cash and cash equivalents at end of period		1
Issuer UCI International [Member]
Condensed Consolidating Statement of Cash Flow
Net cash provided by (used in) operating activities	(8,427)	(24,668)	(56,800)	(3,633)
Cash flows from investing activities:
Acquisition of UCI International, Inc., net of cash acquired			(375,000)
Acquisition of Honeywell Automotive Parts Services (Shanghai) Co., Ltd. assets
Investment in subsidiaries
Capital expenditures
Proceeds from sale of property, plant and equipment
Proceeds from sale of joint venture interest (net of transaction costs and cash sold)
Decrease (increase) in restricted cash
Net cash provided by (used in) investing activities			(375,000)
Cash flows from financing activities:
Issuances of debt
Debt repayments		(3,000)	(3,000)
Payment of deferred financing costs	(920)		(20,259)
Payment of debt commitment fees			(5,945)
Proceeds from Senior Secured Credit Facilities (net of original issue discount of $1,500)			298,500
Issuance of Senior Notes			400,000
Redemption of Senior PIK Notes, including call premium and redemption period interest			(360,115)
Equity contribution			320,000
Proceeds from exercise of stock options	1,077			2
Excess tax benefits from shared-based payments	2,661
Change in intercompany indebtedness	5,609	89,237	(197,365)	3,619
Net cash provided by (used in) financing activities	8,427	86,237	431,816	3,621
Effect of exchange rate changes on cash
Net increase (decrease) in cash and cash equivalents		61,549	16	(12)
Cash and cash equivalents at beginning of period	17	16	17	29
Cash and cash equivalents at end of period	17	61,565	16	17
Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Cash Flow
Net cash provided by (used in) operating activities	(865)	59,710	108,297	111,754
Cash flows from investing activities:
Acquisition of UCI International, Inc., net of cash acquired			180,086
Acquisition of Honeywell Automotive Parts Services (Shanghai) Co., Ltd. assets
Investment in subsidiaries
Capital expenditures	(1,430)	(29,136)	(21,172)	(16,114)
Proceeds from sale of property, plant and equipment		576	151	352
Proceeds from sale of joint venture interest (net of transaction costs and cash sold)
Decrease (increase) in restricted cash			16,290	(6,890)
Net cash provided by (used in) investing activities	(1,430)	(28,560)	175,355	(22,652)
Cash flows from financing activities:
Issuances of debt		500
Debt repayments	(30)	(376)	(288)	(1,333)
Payment of deferred financing costs				(9,893)
Repayment of 2010 Credit Facility			(423,938)
Intercompany dividend (paid) received		5,239	5,332
Proceeds of 2010 Credit Facility				419,625
Repayment of 2006 Credit Facility				(190,000)
Redemption of Previously Outstanding Subordinated Notes				(235,512)
Equity contribution
Change in intercompany indebtedness	(8,472)	(87,167)	196,149	(4,628)
Net cash provided by (used in) financing activities	(8,502)	(81,804)	(222,745)	(21,741)
Effect of exchange rate changes on cash
Net increase (decrease) in cash and cash equivalents	(10,797)	(50,654)	60,907	67,361
Cash and cash equivalents at beginning of period	190,865	55,575	190,865	123,504
Cash and cash equivalents at end of period	180,068	4,921	55,575	190,865
Non-Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Cash Flow
Net cash provided by (used in) operating activities	(49)	16,857	4,165	5,219
Cash flows from investing activities:
Acquisition of UCI International, Inc., net of cash acquired			9,646
Acquisition of Honeywell Automotive Parts Services (Shanghai) Co., Ltd. assets			(1,500)
Investment in subsidiaries
Capital expenditures	(141)	(7,650)	(3,503)	(5,184)
Proceeds from sale of property, plant and equipment		1,392	25	85
Proceeds from sale of joint venture interest (net of transaction costs and cash sold)				272
Decrease (increase) in restricted cash
Net cash provided by (used in) investing activities	(141)	(6,258)	4,668	(4,827)
Cash flows from financing activities:
Issuances of debt			3,147	11,917
Debt repayments	(2,603)	(3,176)	(668)	(12,106)
Intercompany dividend (paid) received		(5,239)	(5,332)
Equity contribution
Change in intercompany indebtedness	2,863	(2,070)	1,216	1,009
Net cash provided by (used in) financing activities	260	(10,485)	(1,637)	820
Effect of exchange rate changes on cash	127	210	(422)	(173)
Net increase (decrease) in cash and cash equivalents	197	324	6,774	1,039
Cash and cash equivalents at beginning of period	9,448	12,106	9,448	8,409
Cash and cash equivalents at end of period	$ 9,645	$ 12,430	$ 12,106	$ 9,448